united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA        92121

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
July 31, 2018

Security		Shares			Value
EXCHANGE TRADED FUNDS - 1.1%
DEBT EXCHANGE TRADED FUNDS - 1.1%
Invesco Senior Loan ETF		88,407			$2,035,129
TOTAL EXCHANGE TRADED FUNDS (Cost - $2,048,643)					2,035,129

	Variable	Principal	Interest	Maturity
	Rate	Amount	Rate	Date
BANK LOANS - 98.7%
BASIC MATERIALS - 3.4%
Alpha 3 BV, Initial Term B-1 Loan +	LIBOR + 3.000%	$223,311	5.336%	2/1/2024	$223,764
Covia Holdings Corp., Initial Term Loan +	LIBOR + 3.750	570,000	6.068	5/31/2025	571,129
Graftech International Ltd., Initial Term Loan +	LIBOR + 3.500	810,000	5.837	2/12/2025	811,267
HB Fuller Co., Commitment Loan +	LIBOR + 2.000	741,017	4.342	10/20/2024	742,148
Ineos Finance PLC, New 2024 Dollar Term Loan +	LIBOR + 2.000	1,910,400	4.349	3/31/2024	1,909,808
Kraton Polymers LLC, Dollar Replacement Term Loan +	LIBOR + 2.500	303,499	4.849	3/8/2025	304,827
New Arclin Us Holding Corp., Replacement Term Loan +	LIBOR + 3.500	272,938	5.836	2/14/2024	274,871
Omnova Solutions, Inc., Term B-2 Loan +	LIBOR + 3.250	502,696	5.599	8/24/2023	507,095
Macdermind, Inc., Tranche B-7 Term Loan +	LIBOR + 2.500	418,073	4.849	6/8/2020	419,413
Venator Finance Sarl, Initial Term Loan +	LIBOR + 3.000	511,138	5.349	8/8/2024	510,499
					6,274,821
COMMUNICATIONS - 17.9%
Advantage Sales & Marketing LLC, Initial Term Loan (First Lien) +	LIBOR + 3.250	391,335	5.599	7/24/2021	371,037
Advantage Sales & Marketing LLC, Term Loan (Second Lien) +	LIBOR + 6.500	247,000	8.849	7/24/2022	217,360
Advantage Sales & Marketing LLC, Term B-2 Loan (First Lien) +	LIBOR + 3.250	316,974	5.599	7/24/2021	299,392
Altice US Financing Corp, March 2017 Refinancing Term Loan +	LIBOR + 2.250	331,463	4.599	7/28/2025	330,531
Altice Financing Sa, March 2017 Refinancing Term Loan +	LIBOR + 2.750	414,750	5.083	7/16/2025	404,381
Altice France SA, USD TLB-11 Term Loan +	LIBOR + 2.750	643,500	5.093	8/1/2025	615,669
Altice France SA, USD TLB-12 Term Loan +	LIBOR + 3.000	325,680	5.333	2/1/2026	316,154
Altice France SA, USD TLB-13 Term Loan +	LIBOR + 4.000	235,000	6.336	1/2/2026	230,281
Centurylink, Inc., Initial Term B Loan +	LIBOR + 2.750	1,369,499	5.099	2/1/2025	1,350,155
Charter Communications Operating LLC, Term B Loan +	LIBOR + 2.000	2,273,575	4.349	4/30/2025	2,277,451
Csc Holdings, LLC, January 2018 Incremental Term Loan +	LIBOR + 2.500	129,675	4.833	1/24/2026	129,756
Csc Holdings, LLC, March 2017 Refinancing Term Loan +	LIBOR + 2.250	1,769,740	4.583	7/16/2025	1,762,945
Digicel International Finance Ltd., Initial Term B Loan (First Lien) +	LIBOR + 3.250	213,388	5.599	5/28/2024	205,492
Frontier Communications Corporation, Term B-1 Loan +	LIBOR + 3.750	1,148,968	6.099	6/16/2024	1,134,807
Global Tel*link Corp., Term Loan (First Lien) +	LIBOR + 4.000	597,850	6.336	5/24/2020	602,426
Go Daddy Operating Co. LLC, Tranche B-1 Term Loan +	LIBOR + 2.250	381,480	4.599	2/16/2024	382,768
Hoya Midco, LLC., Initial Term Loan +	LIBOR + 3.500	597,600	5.849	6/30/2024	597,229
Iheart Communications, Inc., Tranche D Term Loan +	LIBOR + 6.750	1,510,000	9.086	1/30/2019	1,178,434
Level 3 Financing, Inc., Tranche B 2024 Term Loan +	LIBOR + 2.250	1,825,000	4.585	2/22/2024	1,830,074
Mcc Iowa LLC, Tranche M Term Loan +	LIBOR + 2.000	789,151	4.342	1/16/2025	791,128
Mcgraw-Hill Global Education Holdings LLC, Term B Loan (First Lien) +	LIBOR + 4.000	977,090	6.349	5/4/2022	963,132
Mediacom LLC, Tranche N Term Loan +	LIBOR + 1.750	651,653	4.092	2/16/2024	651,109
Meredith Corporation, Term Loan	LIBOR + 3.000	897,750	5.349	2/1/2025	901,741
Radiate Holdco LLC, Closing Date Term Loan +	LIBOR + 3.000	1,226,144	5.349	1/31/2024	1,216,568
Red Ventures LLC, Term Loan (First Lien) +	LIBOR + 4.000	441,450	6.349	11/8/2024	446,196
Rodan & Fields, LLC, Closing Date Term Loan +	LIBOR + 4.000	645,000	6.333	6/16/2025	650,444
Sba Senior Finance Ii LLC, Initial Term Loan +	LIBOR + 2.000	1,159,535	4.349	4/12/2025	1,157,871
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 4.500	756,724	6.849	10/31/2024	760,034
Securus Technologies Holdings, Inc., Initial Loan (Second Lien) +	LIBOR + 8.250	255,000	10.599	10/31/2025	256,211
Sinclair Television Group, Inc., Tranche B Term Loan +	LIBOR + 2.250	363,834	4.599	1/4/2024	364,176
Sinclair Television Group, Inc., Term Loan B +	LIBOR + 2.500	1,800,000	4.836	12/12/2024	1,804,122

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 98.7% (Continued)
COMMUNICATIONS (Continued) - 17.9%
Sorenson Communications, Inc., Initial Term Loan (First Lien) +	LIBOR + 5.750%	$386,887	8.086%	4/30/2020	$389,063
Sprint Communications, Inc., Initial Term Loan +	LIBOR + 2.500	1,051,227	4.849	2/2/2024	1,052,804
TDC A/S	LIBOR + 3.500	485,000	6.031	6/4/2025	488,436
Telenet Financing USD LLC.,	LIBOR + 2.250	380,000	4.769	8/16/2026	378,284
Tribune Media Co., Term B Loan +	LIBOR + 3.000	22,405	5.349	12/28/2020	22,433
Tribune Media Co., Term C Loan +	LIBOR + 3.000	279,252	5.349	1/26/2024	279,486
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan +	LIBOR + 2.750	3,320,826	5.099	3/16/2024	3,228,573
Upc Financing Partnership, Facility AR +	LIBOR + 2.500	750,000	5.019	1/16/2026	747,656
Virgin Media Investment Holdings LTD., K Facility +	LIBOR + 2.500	690,000	4.833	1/16/2026	689,983
West Corporation, Incremental Term B-1 Loan +	LIBOR + 4.000	448,536	6.349	10/10/2024	449,097
West Corporation, Initial Term B Loan +	LIBOR + 3.500	250,000	5.849	10/10/2024	249,201
Ziggo Nv, Term Loan E Facility +	LIBOR + 2.500	890,000	4.833	4/16/2025	885,608
					33,059,698
CONSUMER, CYCLICAL - 20.5%
84 Lumber Co., Term B-1 Loan +	LIBOR + 5.250	446,500	7.587	10/24/2023	451,523
Accuride Corporation, 2017 Refinancing Term Loan +	LIBOR + 5.250	454,321	7.586	11/16/2023	460,000
Affinity Gaming LLC, Initial Term Loan +	LIBOR + 3.250	361,204	5.599	6/30/2023	359,022
American Airlines, Inc., 2018 Replacement Term Loan +	LIBOR + 1.750	426,723	4.092	6/28/2025	420,233
American Airlines, Inc., 2017 Class B Term Loan +	LIBOR + 2.000	494,555	4.333	12/14/2023	492,638
American Airlines, Inc., 2017 Class B Term Loans +	LIBOR + 2.000	87,220	4.343	4/28/2023	86,947
American Axle & Manufacturing, Inc., Tranche B Term Loan +	LIBOR + 2.250	280,725	4.587	4/6/2024	280,550
American Builders & Contractors Supply Co., Inc., Term B-2 Loan +	LIBOR + 2.000	581,945	4.349	11/1/2023	580,126
American Greetings Corporation, Initial Term Loan +	LIBOR + 4.500	345,000	6.842	4/6/2024	347,156
Aramark Services, Inc., U.S. Term B-2 Loan +	LIBOR + 1.750	1,451,363	4.086	3/12/2025	1,455,288
Aramark Services, Inc., U.S. Term B-3 Loan +	LIBOR + 1.750	330,489	4.086	3/28/2024	331,573
Aristocrat International Pty, Ltd., Term B-3 Loan +	LIBOR + 1.750	1,668,318	4.092	10/20/2024	1,668,543
Bass Pro Group LLC, Initial Term Loan +	LIBOR + 5.000	694,750	7.349	9/24/2024	701,263
Beacon Roofing Supply, Inc., Initial Term Loan +	LIBOR + 2.250	738,150	4.583	1/2/2025	738,840
Boyd Gaming Corporation, Refinancing Term B Loan +	LIBOR + 2.500	801,334	4.839	9/16/2023	806,915
Caesars Resort Collection LLC, Term B Loan +	LIBOR + 2.750	1,965,125	5.099	12/24/2024	1,975,412
Caesars, Term B Loan +	LIBOR + 3.000	233,238	5.248	3/20/2025	234,754
Carlisle Companies Incorporated, Delayed Draw Term Loan (First Lien) +	LIBOR + 3.000	103,067	5.335	3/20/2025	102,456
Carlisle Companies Incorporated, Initial Term Loan (First Lien) +	LIBOR + 4.000	455,790	6.349	7/8/2024	453,085
Crown Finance US,Inc., Initial Dollar Tranche Term Loan +	LIBOR + 3.750	603,488	6.087	7/8/2022	602,323
CDS US Intermediate Holdings, Inc., Term B Loan (First Lien) +	LIBOR + 2.000	627,087	4.349	10/8/2024	623,011
CEOC LLC., Term B Loan +	LIBOR + 2.250	1,407,925	4.599	4/18/2024	1,407,925
CityCenter Holdings LLC., Term B Loan +	LIBOR + 2.500	1,182,776	4.849	2/28/2025	1,185,810
Deck Chassis Acquisition, Inc., Initial Term Loan (Second Lien) +	LIBOR + 6.000	110,000	8.349	6/16/2023	110,963
Dexko Global, Inc., Replacement U.S. Dollar Term B Loan (First Lien) +	LIBOR + 3.500	517,403	5.849	7/24/2024	520,153
Eldorado Resorts, Inc., Term Loan +	LIBOR + 2.250	789,246	4.594	4/16/2024	790,726
Federal-Mogul LLC, Tranche C Term Loan (2014) +	LIBOR + 3.750	774,024	6.089	4/16/2021	777,047
Formula One Management, Ltd., Facility B3 (USD) +	LIBOR + 2.500	615,202	5.031	1/31/2024	612,510
Gateway Casinos & Entertainment Ltd., Initial Term Loan +	LIBOR + 3.000	505,000	5.353	11/30/2023	507,525
Global Appliance, Inc., Tranche B Term Loan +	LIBOR + 4.000	401,963	6.349	9/28/2024	403,972
Golden Nugget, Inc., Initial B Term Loan	LIBOR + 2.750	475,160	5.094	10/4/2023	477,173
Greektown Holdings LLC, Initial Term Loan +	LIBOR + 3.000	168,300	5.349	4/24/2024	168,616
Gvc Holdings PLC, Facility B2 (USD) +	LIBOR + 2.500	573,563	4.849	3/28/2024	575,444
Hd Supply, Inc., Term B-3 Loan +	LIBOR + 2.250	343,351	4.592	8/12/2021	345,747
Hd Supply, Inc., Term B-4 Loan +	LIBOR + 2.500	508,289	4.842	10/16/2023	512,609
Hilton Worldwide Finance LLC, Series B-2 Term Loan +	LIBOR + 1.750	1,324,558	4.087	10/24/2023	1,330,578
Isagenix International LLC, Term Loan +	LIBOR + 5.750	590,000	8.086	6/14/2025	592,950
Leslie’s Poolmark, Inc., Tranche B-2 Term Loan +	LIBOR + 3.500	308,787	5.849	8/16/2023	308,883
Libbey Glass, Inc., Initial Loan +	LIBOR + 3.000	560,075	5.333	4/8/2021	560,075
Michaels Stores, Inc., 2018 New Replacement Term B Loan +	LIBOR + 2.500	520,308	4.840	1/30/2023	520,717
Navistar Financial Corp., Term B Loan +	LIBOR + 3.750	710,000	6.089	7/24/2025	712,663
Navistar, Inc., Tranche B Term Loan +	LIBOR + 3.500	937,650	5.833	11/6/2024	939,994
Neiman Marcus Group Ltd. LLC, Other Term Loan +	LIBOR + 3.250	1,252,613	5.581	10/24/2020	1,109,602
Patriot Container Corp., Closing Date Term Loan (First Lien) +	LIBOR + 3.500	638,400	5.835	3/20/2025	641,592
Petsmart, Inc., Tranche B-2 Loan +	LIBOR + 3.000	728,085	5.339	3/12/2022	606,881
Playa Resorts Holding BV, Initial Term Loan +	LIBOR + 2.750	1,046,995	5.099	4/28/2024	1,039,666
Scientific Games International, Inc., Initial Term B-5 Loan +	LIBOR + 2.750	805,992	5.088	8/14/2024	807,504
Serta Simmons Bedding LLC, Initial Term Loan (First Lien) +	LIBOR + 3.500	301,410	5.840	11/8/2023	253,609
Siteone Landscape Supply Holding LLC, Tranche D Term Loan +	LIBOR + 2.750	567,744	5.099	4/28/2022	570,761
Spin Holdco, Inc., Term B-1 Loan (First Lien) +	LIBOR + 3.250	1,225,477	5.583	11/14/2022	1,229,747
SRAM LLC, New Term Loan (2018) (First Lien) +	LIBOR + 2.750	608,824	5.104	3/16/2024	611,488
Stars Group Holdings BV, USD Term Loan +	LIBOR + 3.500	215,000	5.837	7/10/2025	217,228
Station Casinos LLC, Term B Facility Loan +	LIBOR + 2.500	875,655	4.849	6/8/2023	879,062
Tenneco, Inc., Term Loan +	LIBOR + 2.750	7,950,000	5.075	6/18/2025	794,503
Ti Group Automotice Systems LLC., Initial US Term Loan +	LIBOR + 2.500	380,738	4.849	6/30/2022	381,690
Univar Usa, Inc., Term B-3 Loan +	LIBOR + 2.500	873,217	4.849	6/30/2024	876,557
Wyndham Hotels & Resorts, Inc., Term Loan B +	LIBOR + 1.750	1,135,000	4.099	5/30/2025	1,139,080
					37,692,708

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 98.7% (Continued)
CONSUMER, NON-CYCLICAL - 19.6%
21st Century Oncology Holdings, Inc., Tranche B Term Loan +	LIBOR + 6.125	145,879	8.458	1/16/2023	140,469
Acadia Healthcare Company, Inc., Tranche B-4 Term Loan +	LIBOR + 2.500	292,562	4.849	2/16/2023	294,244
Albertson’s LLC, 2017-1 Term B-5 Loan +	LIBOR + 2.750	1,150,791	5.099	8/24/2021	1,147,914
Albertson’s LLC, 2017-1 Term B-4 Loan +	LIBOR + 3.000	248,596	5.334	12/20/2022	247,936
Amneal Pharmaceuticals LLC, Initial Term Loan +	LIBOR + 3.500	609,859	5.849	5/4/2025	615,198
Ardent Legacy Acquisitions, Inc., Term Loan +	LIBOR + 4.500	585,000	6.843	6/30/2025	590,119
Auris Luxenbourg III Sarl, Term B Loan +	LIBOR + 3.750	95,000	6.085	7/24/2025	95,772
Avantor, Inc., Initial Dollar Term Loan +	LIBOR + 4.000	661,675	6.349	11/20/2024	667,700
Bausch Healthcare Holdings LLC., Initial Term Loan	LIBOR + 3.000	1,257,857	5.343	6/2/2025	1,261,115
Brightview Landscapes LLC., Initial Term Loan +	LIBOR + 3.000	501,240	5.348	12/18/2020	502,847
Catalent Pharma Solutions, Inc., Dollar Term Loan +	LIBOR + 2.250	717,979	4.599	5/20/2024	719,605
Change Healthcare Holdings, Inc., Closing Date Term Loan +	LIBOR + 2.750	982,563	5.099	2/29/2024	982,223
CHG Healthcare Services, Inc., New Term Loan (2017) (First Lien) +	LIBOR + 3.000	367,267	5.349	6/8/2023	368,569
CHG PPC Parent LLC, Initial Term Loan (First Lien) +	LIBOR + 2.750	590,000	5.099	4/1/2025	590,369
Chobani LLC, New Term Loan (First Lien) +	LIBOR + 3.500	653,901	5.849	10/10/2023	654,581
Community Health Systems, Inc., Incremental 2021 Term H Loan +	LIBOR + 3.250	790,777	5.571	1/28/2021	778,204
Concordia International Corp., Initial Dollar Term Loan +	LIBOR + 4.250	142,875	6.599	10/20/2021	129,183
CPI Acquisition, Inc., Term Loan (First Lien) +	LIBOR + 4.500	1,518,336	6.833	8/16/2022	916,695
Cryolife, Inc., Initial Term Loan +	LIBOR + 4.000	238,800	6.336	12/2/2024	241,089
Diamond Bv, Initial USD Term Loan +	LIBOR + 3.000	587,050	5.349	9/6/2024	576,777
Dole Food Company, Inc., Tranche B Term Loan +	LIBOR + 2.750	526,500	5.090	4/6/2024	526,358
Endo Luxembourg Finance Company I Sarl, Initial Term Loan +	LIBOR + 4.250	499,950	6.599	4/28/2024	501,252
Envision Healthcare Corporation, Initial Term Loan +	LIBOR + 3.000	432,234	5.343	11/30/2023	432,774
Explorer Holdings, Inc., Initial Term Loan +	LIBOR + 3.750	395,960	6.086	5/2/2023	399,179
Fort Dearborn Holding Company, Inc., Initial Term Loan (First Lien) +	LIBOR + 4.000	395,615	6.339	10/20/2023	392,153
Garda World Security Corporation, Term B Loan +	LIBOR + 3.500	228,933	5.818	5/24/2024	229,577
Greatbatch Ltd., New Term B Loan (2017) +	LIBOR + 3.000	68,314	5.337	10/28/2022	68,747
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien) +	LIBOR + 3.500	253,725	5.849	6/28/2024	254,994
Hearthside Group Holdings LLC., Initial Term Loan +	LIBOR + 3.000	475,000	5.337	5/24/2025	472,131
Heartland Dental, LLC, Delayed Term Loan +	LIBOR + 3.750	542,989	6.099	4/30/2025	539,851
Heartland Dental, LLC, Term Loan +	LIBOR + 3.750	81,448	6.113	4/30/2025	80,978
HLF Financing Sarl LLC, Senior Lien Term Loan +	LIBOR + 5.500	167,656	7.849	2/16/2023	168,746
Hostess Brands LLC, November 2017 Refinancing Term B Loan +	LIBOR + 2.250	927,757	4.599	8/4/2022	929,162
Immucor, Inc., Term B-3 Loan +	LIBOR + 5.000	39,600	7.349	6/16/2021	40,153
Jaguar Holding Co., 2018 Term Loan +	LIBOR + 2.500	942,027	4.849	8/18/2022	943,619
JBS USA LLC, Initial Term Loan +	LIBOR + 2.500	945,472	4.826	10/30/2022	945,808
KIK Custom Products, Inc., Initial Loan +	LIBOR + 4.000	766,837	6.342	5/16/2023	761,726
Laureate Education, Inc., Series 2024 Term Loan +	LIBOR + 3.500	810,523	5.849	4/26/2024	813,449
MedPlast Holdings, Inc., Initial Term Loan +	LIBOR + 3.750	175,000	6.093	7/2/2025	177,078
Milk Specialties Global Animal Nutrition, New Term Loan +	LIBOR + 4.000	336,998	6.349	8/16/2023	337,840
MPH Acquisition Holdings LLC., Initial Term Loan +	LIBOR + 2.750	111,919	5.086	6/8/2023	112,052
National Veterinary Associates, Inc., Term B-3 Loan (First Lien) +	LIBOR + 2.750	778,050	5.099	2/2/2025	775,941
North American Bancard, Inc., 2018 Refinancing Term Loan +	LIBOR + 3.000	580,620	5.336	6/30/2024	581,166
One Call Care Management, Inc., Term B Loan +	LIBOR + 5.250	616,514	7.583	11/27/2020	594,165
Ortho-Clinical Diagnostics, Inc., Initial Term Loan +	LIBOR + 3.250	647,591	5.592	6/30/2025	648,481
Parexel International Corporation, Initial Term Loan +	LIBOR + 2.750	620,313	5.099	9/28/2024	619,149
Parfums Holding Co., Inc., Initial Term Loan (First Lien) +	LIBOR + 4.750	465,350	7.099	6/30/2024	468,644
Petvet Care Centers LLC, Delayed Draw Term Loan (First Lien) +	LIBOR + 2.750	137,500	4.623	2/14/2025	135,037
Petvet Care Centers LLC, Initial Term Loan (First Lien) +	LIBOR + 2.750	466,331	5.098	2/14/2025	457,977
Pharmerica Corporation, Initial Term Loan (First Lien) +	LIBOR + 3.500	304,238	5.837	12/6/2024	305,902
Pi US Mergco, Inc., Facility B1 Loan +	LIBOR + 3.500	1,471,313	5.849	1/4/2025	1,463,963
Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1 Loan (First Lien) +	LIBOR + 2.750	466,487	5.099	5/2/2022	467,812
Prospect Medical Holdings, Inc., Term B-1 Loan +	LIBOR + 5.500	254,363	7.843	2/22/2024	255,795
Quorum Health Corp., Term Loan +	LIBOR + 6.750	128,964	9.099	4/28/2022	131,006
Revlon Consumer Products Corporation, Initial Term B Loan +	LIBOR + 3.500	655,046	5.849	9/8/2023	484,587
Select Medical Corp., Tranche B Term Loan +	LIBOR + 2.750	296,250	5.088	2/28/2021	297,733
Servicemaster Company, LLC, Tranche C Term Loan +	LIBOR + 2.500	863,837	4.836	11/8/2023	865,673
Sigma Bidco Bv Term, Term Loan B +	LIBOR + 3.000	555,000	5.510	7/2/2025	554,256
Sotera Health Holdings LLC, Incremental Term Loan +	LIBOR + 3.000	1,019,243	5.336	5/16/2022	1,020,996
Surgery Center Holdings, Inc., Initial Term Loan +	LIBOR + 3.250	759,263	5.599	9/2/2024	760,606
Syneos Health, Inc., Initial Term B Loan Retired 05/04/2018 +	LIBOR + 2.000	260,953	4.349	7/31/2024	261,136
Team Health Holdings, Inc., Initial Term Loan +	LIBOR + 2.750	294,089	5.099	2/6/2024	286,369
Transunion LLC, 2017 Replacement Term B-3 Loan +	LIBOR + 2.000	1,147,304	4.349	4/10/2023	1,151,365
University Support Services LLC, Delayed Draw Term Loan +	LIBOR + 3.500	215,932	5.842	6/22/2025	217,821
University Support Services LLC, Term Loan +	LIBOR + 3.500	694,068	5.842	7/16/2025	700,141
US Foods, Inc., Initial Term Loan +	LIBOR + 2.000	459,620	4.349	6/28/2023	459,972
U.S. Renal Care Inc., Initial Term Loan (First Lien) +	LIBOR + 4.250	621,392	6.586	12/30/2022	612,267
Wex Inc., Term B-2 Loan +	LIBOR + 2.250	487,030	4.599	6/30/2023	488,058
Zep Inc., Initial Term Loan (First Lien) +	LIBOR + 4.000	277,900	6.336	8/12/2024	269,910
					35,984,164

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 98.7% (Continued)
ENERGY - 4.3%
California Resources Corp., Initial Loan +	LIBOR + 4.750	405,000	7.085	1/1/2023	412,762
Chesapeake Energy Corporation, Class A Loan +	LIBOR + 7.500	300,000	9.849	8/24/2021	314,363
Contura Energy, Inc., Term Loan +	LIBOR + 5.000	535,036	7.349	3/18/2024	537,211
Delek Us Energy, Inc., Initial Loan +	LIBOR + 2.500	573,563	4.849	4/1/2025	574,282
Drillship Kithira Owners, Inc.		28,380	8.000	9/20/2024	29,902
Fieldwood Energy LLC, Closing Date Loan (First Lien) +	LIBOR + 5.250	180,554	7.599	4/12/2022	181,141
Fieldwood Energy LLC, Closing Date Loan 2018 (Second Lien) +	LIBOR + 7.250	81,748	9.599	4/12/2023	79,602
Gavilan Resources LLC, Initial Term Loan (Second Lien) +	LIBOR + 6.000	490,000	8.348	2/29/2024	484,794
Mcdermott International, Inc., Term Loan B +	LIBOR + 5.000	713,213	7.349	5/12/2025	718,697
Medallion Midland Acquisition LLC, Initial Term Loan +	LIBOR + 3.250	572,125	5.599	10/30/2024	564,258
MRC Global Inc., 2017 Refinancing Term Loan +	LIBOR + 3.000	398,000	5.349	9/20/2024	399,741
Paragon Offshore Finance Co., Term Loan +	LIBOR + 2.750	1,425	3.750	7/16/2021	—
Seadrill Operating LP, Initial Term Loan +	LIBOR + 6.000	1,243,384	8.336	2/20/2021	1,165,672
Terraform Power Operating LLC, Term Loan +	LIBOR + 2.000	606,950	4.349	11/8/2022	607,900
Traverse Midstream PartnersLLC, Advance +	LIBOR + 4.000	580,000	6.336	9/28/2024	583,019
Ultra Resources, Inc., Term Loan +	LIBOR + 3.000	65,000	5.348	4/12/2024	609,722
Weatherford International Ltd., Term Loan +	LIBOR + 1.425	727,097	3.774	7/12/2020	720,280
					7,983,346
FINANCIAL - 7.4%
Alixpartners, LLP, 2017 Refinancing Term Loan +	LIBOR + 2.750	952,481	5.099	4/4/2024	955,358
Asurion LLC, Amendment No. 14 Replacement B-4 Term Loan +	LIBOR + 3.000	626,324	5.349	8/4/2022	626,938
Asurion LLC, Replacement B-6 Term Loan +	LIBOR + 3.000	326,459	5.349	11/4/2023	326,480
Assurion LLC, New B-7 Term Loan +	LIBOR + 3.000	390,000	5.349	11/4/2024	390,000
Asurion LLC, Second Lien Replacement B-2 Term Loan +	LIBOR + 6.500	787,456	8.849	8/4/2025	800,252
BlackHawk Network Holdings, Inc., Term Loan (First Lien) +	LIBOR + 3.000	575,000	5.333	6/16/2025	576,918
Brookfield Retail Holdings VII Sub, Term Loan B +	LIBOR + 2.500	580,000	4.869	5/8/2025	576,073
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien) +	LIBOR + 2.500	628,762	4.849	3/24/2024	629,843
Capital Automotive LP, Initial Tranche B Term Loan (Second Lien) +	LIBOR + 6.000	367,573	8.349	3/24/2025	374,005
Ditech Holding Corporation, Tranche B Term Loan +	LIBOR + 6.000	1,151,533	8.349	6/30/2022	1,098,989
Finco I LLC, 2018 Replacement Loan +	LIBOR + 2.000	334,596	4.349	12/28/2022	335,516
Focus Financial Partners, LLC, Tranche B-1 Term Loan (First Lien) +		536,477	5.050	7/3/2024	537,034
Franklin Square Holdings LP, Term Loan B +	LIBOR + 2.500	195,000	4.842	7/24/2025	195,731
Genworth Holdings, Inc., Initial Loan +	LIBOR + 4.500	104,738	6.837	3/8/2023	107,029
Istar Inc., Term Loan +	LIBOR + 2.750	857,390	5.092	6/28/2023	858,997
Lightstone Generation LLC, Refinancing Term B Loan +	LIBOR + 3.750	123,139	6.099	1/30/2024	123,798
Lightstone Generation LLC, Refinancing Term C Loan +	LIBOR + 3.750	7,884	6.099	1/30/2024	7,926
MGM Growth Properties Operating Partnership LP, Term B Loan +	LIBOR + 2.000	368,518	4.349	4/24/2023	369,325
Realogy Group LLC, Extended 2025 Term Loan +	LIBOR + 2.250	447,604	4.589	2/8/2025	448,933
Sedgwick Holdings, Inc., Initial Loan (Second Lien) +	LIBOR + 2.750	1,286,661	5.099	2/28/2021	1,286,661
Sedgwick Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 5.750	620,000	8.092	2/28/2022	626,588
SSH Group Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 4.250	505,000	6.593	7/30/2025	508,472
TKC Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.750	632,149	6.099	1/31/2023	632,939
UFC Holdings LLC, Term Loan (First Lien) +	LIBOR + 3.250	597,373	5.599	8/18/2023	600,306
Uniti Group, Inc., Shortfall Term Loan +	LIBOR + 3.000	579,482	5.349	10/24/2022	555,819
					13,549,930

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 98.7% (Continued)
INDUSTRIALS - 13.8%
Accudyne Industries Borrower, Initial Term Loan +	LIBOR + 3.250	400,082	5.599	8/18/2024	401,520
Anchor Glass Container Corp., July 2017 Additional Term Loan (First Lien) +	LIBOR + 2.750	431,343	5.089	12/8/2023	392,280
Anchor Glass Container Corp., Term Loan (Second Lien) +	LIBOR + 7.750	244,000	10.083	12/8/2024	164,293
AZEK Co., LLC, New Term Loan +	LIBOR + 3.750	1,277,871	6.086	5/4/2024	1,281,334
Berlin Packaging LLC, 2017 Replacement Term Loans (First Lien) +	LIBOR + 3.000	595,000	5.342	11/8/2025	595,869
Berry Global, Inc., Term Q Loan +	LIBOR + 2.000	308,192	4.345	9/30/2022	309,193
Berry Global, Inc., Term P Loan +	LIBOR + 1.750	417,785	4.086	1/6/2021	418,908
Berry Global, Inc., Term O Loan +	LIBOR + 1.750	259,134	4.086	2/8/2020	259,842
Berry Global, Inc., Term R Loan +	LIBOR + 2.000	525,360	4.337	1/20/2024	526,673
Brand Energy & Infrastructure Services, Inc., Initial Term Loan +	LIBOR + 4.250	703,396	6.587	6/20/2024	707,610
Brookfield WEC Holdings, Inc., Term Loan (First Lien) +	LIBOR + 3.750	700,000	6.089	8/1/2025	705,415
Brookfield WEC Holdings, Inc., Term Loan (Second Lien) +	LIBOR + 6.750	280,000	9.089	7/24/2026	285,425
Bway Holding Co., Inc., Initial Term Loan +	LIBOR + 3.250	485,100	5.587	4/4/2024	484,532
Ceva Logistics Finance BV, Term Loan +	LIBOR + 3.750	430,000	6.089	7/24/2025	430,537
Circor International, Inc., Initial Term Loan +	LIBOR + 3.500	691,525	5.839	12/12/2024	694,443
Deliver Buyer, Inc., Term Loan +	LIBOR + 5.000	648,363	7.321	4/30/2024	652,823
Energizer Holdings, Inc., Term Loan B +	LIBOR + 2.250	305,000	4.585	6/20/2025	306,240
Filtration Group, Inc., Initial Dollar Term Loan +	LIBOR + 3.000	862,838	5.349	3/28/2025	867,419
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan +	LIBOR + 2.750	1,266,903	5.099	7/30/2024	1,271,369
Gates Global LLC, Initial B-2 Dollar Term Loan +	LIBOR + 2.750	628,027	5.086	3/31/2024	630,407
Gopher Resource LLC, Initial Term Loan +	LIBOR + 3.250	473,813	5.599	3/6/2025	477,366
Hillman Group, Inc., Initial Delayed Draw Term Loan +	LIBOR + 3.500	168,561	5.821	5/30/2025	168,956
Hillman Group, Inc., Initial Term Loan +	LIBOR + 3.500	541,439	5.836	5/30/2025	542,709
KPEX Holdings, Inc., 2017 Refinancing Term Loan +	LIBOR + 5.250	440,247	5.599	2/1/2025	445,750
Klockner Pentaplast Of America, Inc., Dollar Term Loan +	LIBOR + 4.250	868,438	6.599	6/30/2022	833,079
Nn, Inc., 2017 Incremental Term Loan +	LIBOR + 3.250	180,500	5.599	4/2/2021	180,274
Nn, Inc., Tranche B Term Loan +	LIBOR + 3.750	214,577	6.099	10/20/2022	214,845
Paladin Brands Holding, Inc., Term Loan +	LIBOR + 5.500	256,742	7.836	8/16/2022	258,347
Pro Mach Group, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.000	563,588	5.333	3/8/2025	560,595
Quikrete Companies, LLC, Initial Loan (First Lien) +	LIBOR + 2.750	786,538	5.099	11/16/2023	786,947
Reynolds Group Holdings Ltd., Incremental U.S. Term Loan +	LIBOR + 2.250	883,830	4.587	8/20/2024	886,641
Robertshaw US Holding Corp., Initial Term Loan (First Lien) +	LIBOR + 2.750	828,836	5.099	2/4/2023	832,504
Spectrum Plastics Group, Delayed Draw Term Loan (First Lien) +	LIBOR + 3.250	43,650	5.017	1/31/2025	43,668
Summit Materials, LLC, New Term Loan +	LIBOR + 2.000	935,300	4.349	11/20/2024	935,595
Thermon Holding Corp., Term B Loan +	LIBOR + 3.750	161,100	6.093	10/30/2024	161,201
Titan Acquisition, Ltd., Initial Term Loan +	LIBOR + 3.000	1,017,450	5.349	3/28/2025	1,002,117
Transdigm Group, Inc., New Tranche F Term Loan +	LIBOR + 2.500	1,100,378	4.849	6/8/2023	1,102,282
Transdigm Group, Inc., New Tranche G Term Loan +	LIBOR + 2.500	743,511	4.849	8/22/2024	744,738
Transdigm Group, Inc., New Tranche E Term Loan +	LIBOR + 2.500	636,932	4.849	5/30/2025	637,483
Tricorbraun Holdings, Inc., Delayed Draw Term Loan (First Lien) +	LIBOR + 3.750	58,834	6.057	11/30/2023	59,030
Tricorbraun Holdings, Inc., Closing Date Term Loan (First Lien) +	LIBOR + 3.750	583,890	6.086	11/30/2023	585,837
Trident TPI Holdings, Inc., Incremental Term Loan +	LIBOR + 3.250	731,911	5.599	10/16/2024	730,813
Us Farathane LLC, Term B-4 Loan +	LIBOR + 3.500	391,986	5.836	12/24/2021	392,476
Wrangler Buyer Corp., Initial Term Loan +	LIBOR + 2.750	806,062	5.099	9/28/2024	809,089
Zodiac Pool Solutions Sas, Tranche B-1 Term Loan (First Lien) +	LIBOR + 2.250	550,000	4.599	7/2/2025	551,144
					25,329,618

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 98.7% (Continued)
TECHNOLOGY - 9.8%
Applied Systems, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.000	630,238	5.336	9/20/2024	633,304
Applied Systems, Inc., Initial Term Loan (Second Lien) +	LIBOR + 7.000	105,000	9.336	9/20/2025	108,577
Banff Merger Sub, Inc.	LIBOR + 4.250	1,440,000	6.587	8/31/2025	1,441,411
Blackboard Inc., Term B-4 Loan (First Lien) +	LIBOR + 5.000	591,764	7.348	6/30/2021	562,051
BMC Software Finance, Inc., Initial B-2 US Term Loan +	LIBOR + 3.250	1,023,107	5.599	9/10/2022	1,025,097
Dell International LLC, Refinancing Term B Loan +	LIBOR + 2.000	1,468,004	4.349	9/8/2023	1,469,993
Everi Payments, Inc., Term B Loan +	LIBOR + 3.000	391,050	5.349	5/8/2024	392,945
First Data Corporation, 2022D New Dollar Term Loan +	LIBOR + 2.000	1,285,832	4.335	7/8/2022	1,287,362
First Data Corporation, 2024A New Dollar Term Loan +	LIBOR + 2.000	1,051,807	4.335	4/26/2024	1,052,712
Impala Private Holdings II LLC.	LIBOR + 4.000	522,375	6.349	11/14/2024	524,007
Infor, Inc., Tranche B-6 Term Loan +	LIBOR + 2.750	746,484	5.099	1/31/2022	748,417
Iqvia, Inc., Term B-1 Dollar Loan +	LIBOR + 2.000	144,019	4.336	3/8/2024	144,408
Iqvia, Inc., Term B-3 Dollar Loan +	LIBOR + 1.750	750,000	4.086	6/12/2025	746,250
Iqvia, Inc., Incremental Term B-2 Dollar Loan +	LIBOR + 2.000	74,438	4.336	1/16/2025	74,426
Kronos, Inc., Incremental Term Loan (First Lien) +	LIBOR + 3.000	1,379,556	5.354	10/31/2023	1,385,357
Kronos, Inc., Initial Term Loan (Second Lien) +	LIBOR + 8.250	120,000	10.604	10/31/2024	124,163
Neustar, Inc., TLB4 (First Lien) +	LIBOR + 3.500	233,238	5.843	8/8/2024	234,587
Neustar, Inc., TLB3 (First Lien) +	LIBOR + 2.500	42,376	4.843	1/8/2020	42,509
Presidio LLC, Term B Loan +	LIBOR + 2.750	580,208	5.092	2/2/2024	582,262
Rackspace Hosting, Inc., Term B Loan (First Lien) +	LIBOR + 3.000	869,190	5.353	11/4/2023	866,204
SS&C Technologies, Inc., Term B-3 Loan +	LIBOR + 2.500	466,424	4.849	4/16/2025	468,334
SS&C Technologies, Inc., Term B-4 Loan +	LIBOR + 2.500	1,232,905	4.849	4/16/2025	1,237,954
Tempo Acquisition LLC., Initial Term Loan +	LIBOR + 3.000	554,400	5.349	4/30/2024	555,589
Veritas Technologies LLC, New Dollar Term B Loan +	LIBOR + 3.250	1,645,000	5.599	7/2/2025	1,643,380
Western Digital Corporation, U.S. Term B-3 Loan +	LIBOR + 1.750	748,097	4.092	4/28/2023	749,264
					18,100,563
UTILITIES - 2.0%
Aplp Holdings LP, Term Loan +	LIBOR + 3.000	311,500	5.349	4/12/2023	312,902
Calpine Construction Finance Co. LP, Term B Loan +	LIBOR + 2.500	720,541	4.849	1/16/2025	721,827
NRG Energy, Inc., Term Loan +	LIBOR + 1.750	947,985	4.086	6/30/2023	947,141
Talen Energy Supply LLC, Term B-1 Loan +	LIBOR + 4.000	197,006	6.349	7/16/2023	198,639
Talen Energy Supply LLC, Initial Term Loan +	LIBOR + 4.000	329,808	6.349	4/16/2024	332,542
Texas Competitive Electric Holdings Co. LLC Escrow Bonds +		635,000	—	10/1/2020	444
Vistra Operations Co. LLC, Initial Term Loan +	LIBOR + 2.000	875,000	4.344	1/1/2026	874,016
Vistra Energy Corp.	LIBOR + 2.000	227,347	4.349	8/4/2023	229,052
					3,616,563

TOTAL BANK LOANS (Cost - $182,291,280)					181,591,411

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value

BONDS & NOTES - 3.7%
BUILDING MATERIALS - 0.0%
Standard Industries, Inc. - 144A		95,000	5.500	2/15/2023	97,261

CHEMICALS - 0.1%
Hexion, Inc.		105,000	6.625	4/15/2020	99,225
NOVA Chemicals Corp. - 144A		55,000	5.000	5/1/2025	52,525
NOVA Chemicals Corp. - 144A		75,000	4.875	6/1/2024	72,728
					224,478
DIVERSIFIED FINANANCIAL SERVICES - 0.1%
Springleaf Financial		250,000	6.125	5/15/2022	256,875

FOOD - 0.1%
Dole Food Co., Inc. - 144A		175,000	7.250	6/15/2025	172,813

HEALTHCARE-SERVICES - 0.4%
Eagle Holding Co II LLC - 144A		175,000	7.625	5/15/2022	177,133
Surgery Center Holdings, Inc. - 144A		130,000	8.875	4/15/2021	134,225
Tenet Healthcare Corp. - 144A ^		405,000	4.625	7/15/2024	393,356
					704,714
HOME BUILDERS - 0.3%
Lennar Corp. - 144A		420,000	2.950	11/29/2020	408,975
TRI Pointe Group, Inc.		70,000	4.375	6/15/2019	70,417
TRI Pointe Group, Inc.		130,000	4.875	7/1/2021	130,650
					610,042
LODGING - 0.2%
Hilton Domestic Operating Co., Inc. - 144A		295,000	5.125	5/1/2026	296,475

MEDIA - 0.2%
CCO Holdings LLC - 144A		180,000	4.000	3/1/2023	172,349
Dish DBS Corp. ^		175,000	5.875	7/15/2022	164,281
iHeartCommunications, Inc.		95,000	9.000	12/15/2019	73,625
					410,255

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 3.7% (Continued)
MINING - 0.1%
FMG Resources August 2006 Pty Ltd. - 144A	$185,000	5.125%	3/15/2023	$180,375

OIL & GAS - 0.5%
Alta Mesa Holdings LP	135,000	7.875	12/15/2024	141,075
Carrizo Oil & Gas, Inc. ^	140,000	6.250	4/15/2023	143,150
Chesapeake Energy Corp.	170,000	6.625	8/15/2020	177,650
Denbury Resources, Inc. - 144A	60,000	9.250	3/31/2022	63,750
EP Energy LLC / Everest Acquisition Finance, Inc. - 144A	160,000	8.000	11/29/2024	162,400
Range Resources Corp.	125,000	5.000	3/15/2023	120,469
Sunoco LP - 144A	140,000	4.875	1/15/2023	137,931
				946,425
OIL & GAS SERVICES - 0.1%
Bristow Group, Inc. - 144A	200,000	8.750	3/1/2023	196,500

PACKAGING & CONTAINERS - 0.3%
Ardagh Packaging Finance PLC - 144A	235,000	6.000	2/15/2025	230,006
BWAY Holding Co. - 144A	265,000	5.500	4/15/2024	259,368
				489,374
PHARMACEUTICALS - 0.2%
Valeant Pharmaceuticals International, Inc. - 144A	445,000	5.500	11/1/2025	447,470

PIPELINES - 0.1%
Energy Transfer Equity LP ^	190,000	4.250	3/15/2023	185,250

PRIVATE EQUITY - 0.2%
Icahn Enterprises LP	310,000	6.250	2/1/2022	316,780

REAL ESTATE INVESTMENT TRUSTS - 0.2%
IStar Financial, Inc.	60,000	6.000	4/1/2022	60,300
IStar Financial, Inc.	335,000	5.250	9/15/2022	327,463
				387,763
RETAIL - 0.1%
Cumberland Farms, Inc. - 144A	125,000	6.750	5/1/2025	126,094

SOFTWARE - 0.2%
First Data Corp. - 144A	190,000	5.375	8/15/2023	193,088
First Data Corp. - 144A	90,000	5.000	1/15/2024	91,294
First Data Corp. - 144A	25,000	5.750	1/15/2024	25,661
				310,043
TELECOMMUNICATIONS - 0.3%
Frontier Communications Corp.	90,000	8.500	4/15/2020	90,900
Sprint Corp. ^	175,000	7.875	9/15/2023	187,250
T-Mobile USA, Inc.	205,000	6.000	4/15/2024	212,303
				490,453

TOTAL BONDS & NOTES (Cost - $6,943,416)				6,849,440

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2018

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
ASSET BACKED SECURITIES - 0.0%
Residential Mortgage Trust	$54,551	6.110%		6/25/2037	$54,686
TOTAL ASSET BACKED SECURITIES (Cost - $53,809)					54,686

Security	Shares				Value
RIGHTS - 0.0%
TRA Rights	10,588				$6,962
TOTAL RIGHTS (Cost - $17,470)					6,962

		Interest
		Rate
SHORT-TERM INVESTMENT - 2.0%
MONEY MARKET FUND - 2.0%
Fidelity Investments Money Market Fund - Class I	3,749,040	1.58%	+		3,749,040
TOTAL SHORT-TERM INVESTMENT - (Cost - $3,749,040)

TOTAL INVESTMENTS - 105.5% (Cost - $195,103,658)					194,286,668
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%					(10,229,764)
NET ASSETS - 100.0%					$184,056,904

REITs - Real Estate Investment Trusts.

LP - Limited Partnership.

LLC - Limited Liability Company.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018 the total market value of 144A securities is $3,795,302 or 2.06% of net assets.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
July 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 63.3%
AEROSPACE / DEFENSE - 0.2%
Bombardier, Inc. - 144A		$105,000	6.125		1/15/2023	$107,231

AUTO MANUFACTURERS - 0.4%
General Motors Financial Co., Inc.		60,000	4.200		3/1/2021	60,781
Hyundai Capital America - 144A		135,000	2.450		6/15/2021	129,790
						190,571
AUTO PARTS & EQUIPMENT - 0.5%
Lear Corp. ^		195,000	3.800		9/15/2027	183,641
Tenneco, Inc.		115,000	5.000		7/15/2026	101,487
						285,128
AUTOMOBILE ABS - 6.6%
American Credit Acceptance Receivables Trust 2017-2 - 144A		135,000	2.860		6/12/2023	134,248
Avid Automobile Receivables Trust 2018-1 - 144A		197,146	2.840		8/15/2023	196,385
Avis Budget Rental Car Funding AESOP LLC - 144A		115,000	2.970		2/20/2020	115,047
California Republic Auto Receivables Trust 2014-3		45,782	1.790		3/16/2020	45,738
Capital Auto Receivables Asset Trust 2017-1 - 144A		160,000	2.700		9/20/2022	157,128
Carnow Auto Receivables Trust		81,682	2.920		9/15/2022	81,308
Centre Point Funding LLC		97,814	2.610		8/20/2020	96,685
CPS Auto Receivables Trust 2017-D - 144A		100,000	2.430		1/18/2022	98,939
Drive Auto Receivables Trust 2015-D - 144A		59,323	3.380		11/15/2021	59,429
Drive Auto Receivables Trust 2017-3		135,000	2.800		7/15/2022	134,508
Drive Auto Receivables Trust 2017-A - 144A		160,000	2.980		1/18/2022	159,964
DT Auto Owner Trust 2017-3 - 144A		160,000	3.010		5/15/2023	159,348
Exeter Automobile Receivables Trust 2017-2 - 144A		160,000	2.820		5/16/2022	159,109
Exeter Automobile Receivables Trust 2018-1 - 144A		170,000	3.030		1/17/2023	167,970
First Investors Auto Owner Trust 2017-2 - 144A		135,000	2.650		11/15/2022	133,242
Flagship Credit Auto Trust 2016-1 - 144A		29,368	2.770		12/15/2020	29,373
Flagship Credit Auto Trust 2017-3 - 144A		160,000	2.910		9/15/2023	157,499
GLS Auto Receivables Trust		160,000	2.980		12/15/2021	158,804
Hertz Vehicle Financing II LP - 144A		135,000	2.670		9/25/2021	132,649
Hyundai Auto Lease Securitization Trust 2018-A - 144A		175,000	2.550		8/17/2020	174,668
Hyundai Auto Receivables Trust 2017-B		160,000	2.230		2/15/2023	155,441
OneMain Direct Auto Receivables Trust 2017-2 - 144A		135,000	2.820		7/15/2024	132,864
Prestige Auto Receivables Trust 2017-1 - 144A		160,000	2.810		1/17/2023	156,840
Santander Drive Auto Receivables Trust 2014-4		160,000	3.100		11/16/2020	160,254
Santander Drive Auto Receivables Trust 2016-1		120,000	3.090		4/15/2022	120,161
Santander Drive Auto Receivables Trust 2017-1		115,000	2.580		5/16/2022	114,228
Tesla Auto Lease Trust 2018-A - 144A		192,702	2.320		12/20/2019	192,032
						3,583,861
BANKS - 10.1%
Banco de Credito e Inversiones SA - 144A		370,000	3.500		10/12/2027	342,481
Banco Santander Chile - 144A		150,000	3.875		9/20/2022	150,490
Bank of America Corp.		291,000	4.200		8/26/2024	292,596
Bank of Montreal	3 Month LIBOR + 1.432%	234,000	3.803	+	12/15/2032	218,891
Bank of New York Mellon Corp. ^	3 Month LIBOR + 3.420%	135,000	4.950	+	12/29/2049	138,550
BBVA Bancomer SA/Texas - 144A	5 Year Treasury Note + 2.650%	200,000	5.125	+	1/18/2033	187,152
Capital One Financial Corp.		165,000	4.200		10/26/2025	161,956
Capital One Financial Corp. ^		165,000	3.750		7/28/2026	155,391
Citigroup Inc		160,000	4.050		7/30/2022	161,359
Citigroup Inc		41,215	2.350		8/2/2021	39,934
Citigroup Inc		52,000	3.200		10/21/2026	48,719
Development Bank of Kazakhstan JSC - 144A		200,000	4.125		12/10/2022	197,570
Goldman Sachs Group, Inc.		200,000	4.250		10/21/2025	198,841
Huntington Bancshares, Inc.	3 Month LIBOR + 2.880%	100,000	5.700	+	10/21/2025	98,938
JPMorgan Chase & Co.	3 Month LIBOR + 3.800%	205,000	5.300	+	7/15/2166	209,100
KeyCorp	3 Month LIBOR + 3.606%	115,000	5.000	+	12/29/2049	111,550
M&T Bank Corp	3 Month LIBOR + 3.520%	170,000	5.125	+	12/29/2049	169,362
Macquarie Group Ltd. - 144A		125,000	6.250		1/14/2021	132,338
Morgan Stanley		275,000	6.375		7/24/2042	347,376
PNC Financial Services Group, Inc.	3 Month LIBOR + 3.040%	310,000	4.850	+	4/12/2021	308,450
PNC Financial Services Group, Inc. ^	3 Month LIBOR + 3.300%	170,000	5.000	+	7/24/2042	169,281
Santander Holdings USA, Inc.		65,000	4.400		7/31/2027	63,247
Santander Holdings USA, Inc.		165,000	3.700		3/28/2022	163,887
Toronto-Dominion Bank ^	3 Month LIBOR + 2.205%	195,000	3.625	+	9/15/2031	184,199
Turkiye Vakiflar Bankasi TAO - 144A		200,000	5.625		5/30/2022	179,197
UBS AG/Stamford CT		650,000	7.625		8/17/2022	725,400
Wells Fargo & Co.	3 Month LIBOR + 3.110%	165,000	5.900	+	6/15/2024	166,939
Zions Bancorporation		140,000	4.500		6/13/2023	141,080
						5,464,274
BUILDING MATERIALS - 1.1%
CRH America Finance, Inc. - 144A		200,000	3.400		5/9/2027	187,628
Masco Corp.		56,000	5.950		3/15/2022	59,722
Masco Corp.		30,000	4.450		4/1/2025	30,240
Owens Corning		165,000	3.400		8/15/2026	150,597
Vulcan Materials Co.		165,000	3.900		4/1/2027	159,192
						587,379

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 63.3% (Continued)
CHEMICALS - 0.3%
NOVA Chemicals Corp. - 144A ^		$105,000	5.000		5/1/2025	$95,500
NOVA Chemicals Corp. - 144A		65,000	4.875		6/1/2024	63,031
						158,531
COMMERCIAL MBS - 3.7%
Ashtead Capital Inc - 144A		200,000	4.375		8/15/2027	190,940
Aventura Mall Trust 2013-AVM - 144A	3 Month LIBOR + 2.151%	155,000	3.743	+	12/5/2032	157,316
Aventura Mall Trust 2013-AVM - 144A	3 Month LIBOR + 2.151%	100,000	3.743	+	12/5/2032	101,494
BAMLL Commercial Mortgage Securities Trust 2015-200P - 144A		105,000	3.218		4/14/2033	102,329
Caesars Palace Las Vegas Trust 2017-VICI - 144A		100,000	4.138		10/15/2034	100,743
Cold Storage Trust 2017-ICE3 - 144A	1 Month LIBOR + 1.000%	260,000	3.072	+	4/15/2036	261,200
GAHR Commercial Mortgage Trust 2015-NRF - 144A	3 Month LIBOR + 1.906%	105,000	3.382	+	12/15/2034	104,678
Graham Holdings Co - 144A		120,000	5.750		6/1/2026	121,200
GS Mortgage Securities Corp Trust 2012-ALOHA - 144A		132,000	3.551		4/10/2034	132,781
Hilton USA Trust 2016-SFP - 144A		185,000	3.323		11/5/2035	180,363
Hospitality Mortgage Trust - 144A		100,000	2.587		5/8/2019	100,091
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 - 144A		7,000	4.106		7/15/2046	6,992
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 - 144A		100,000	4.388		7/15/2046	102,513
Morgan Stanley Capital I Trust 2017-CLS - 144A	1 Month LIBOR + 0.700%	85,000	2.772	+	11/15/2034	84,974
One Market Plaza Trust 2017-1MKT - 144A		105,000	3.614		2/10/2032	104,683
RETL 2018-RVP - 144A	1 Month LIBOR + 2.050%	127,929	4.122	+	3/15/2033	129,126
						1,981,423
COMPUTERS - 0.4%
Dell International LLC / EMC Corp - 144A		30,000	6.020		6/15/2026	31,762
Dell International LLC / EMC Corp - 144A		65,000	8.100		7/15/2036	77,226
Hewlett Packard Enterprise Co. ^		100,000	4.900		10/15/2025	102,429
						211,417
DIVERSIFIED FINANCIAL SERVICES - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		150,000	3.650		7/21/2027	138,567
BrightSphere Investment Group PLC		165,000	4.800		7/27/2026	160,831
Brookfield Finance LLC		174,000	4.000		4/1/2024	172,414
E*TRADE Financial Corp.		175,000	4.500		6/20/2028	176,014
Jefferies Group LLC		130,000	5.500		10/18/2023	134,574
Jefferies Group LLC		14,000	6.875		4/15/2021	15,078
Navient Corp.		100,000	6.750		6/25/2025	99,500
Navient Corp.		35,000	7.250		9/25/2023	36,837
Springleaf Finance Corp.		90,000	6.875		3/15/2025	91,575
						1,025,390
ELECTRIC - 0.8%
Duke Energy Corp.		170,000	2.650		9/1/2026	154,610
Exelon Corp.		230,000	3.497		6/1/2022	227,812
PNM Resources, Inc.		47,000	3.250		6/1/2023	46,891
						429,313
ELECTRONICS - 0.5%
Arrow Electronics, Inc.		175,000	3.875		1/12/2028	163,827
Jabil, Inc.		105,000	3.950		1/12/2028	100,057
						263,884
ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC - 144A		90,000	5.000		1/31/2028	85,050

ENTERTAINMENT - 0.4%
Gateway Casinos & Entertainment Ltd. - 144A		45,000	8.250		3/1/2024	47,812
Scientific Games International, Inc.		155,000	5.750		6/1/2028	158,053
						205,865
FOOD - 0.4%
Kraft Heinz Foods Co. ^		165,000	3.000		6/1/2026	151,480
Safeway, Inc.		85,000	7.250		2/1/2031	83,512
						234,992
HEALTHCARE PRODUCTS - 1.4%
Abbott Laboratories		270,000	3.750		11/30/2026	268,984
Becton Dickinson and Co.		33,000	3.363		6/6/2024	31,875
Becton Dickinson and Co.		200,000	3.700		6/6/2027	192,268
Fresenius US Finance II, Inc. - 144A		25,000	4.500		1/15/2023	25,339
Zimmer Biomet Holdings, Inc.		230,000	3.550		4/1/2025	220,857
						739,323
HEALTHCARE - SERVICES - 1.4%
Anthem, Inc.		35,000	3.650		12/1/2027	33,415
Anthem, Inc.		175,000	4.101		3/1/2028	172,684
Cardinal Health, Inc. ^		140,000	3.410		6/15/2027	129,223
Centene Corp. - 144A		25,000	5.375		6/1/2026	25,656
Envision Healthcare Corp. - 144A		30,000	6.250		12/1/2024	32,100
HCA,.Inc		120,000	5.375		2/1/2025	121,800
Surgery Center Holdings, Inc. - 144A		95,000	8.875		4/15/2021	98,088
Tenet Healthcare Corp. ^		135,000	4.625		7/15/2024	131,119
						744,085

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 63.3% (Continued)
HOME BUILDERS - 0.8%
Lennar Corp.		$135,000	5.250		6/1/2026	$132,301
PulteGroup, Inc.		125,000	6.375		5/15/2033	124,375
TRI Pointe Group, Inc.		85,000	5.875		6/15/2024	84,788
William Lyon Homes, Inc. - 144A		135,000	6.000		9/1/2023	132,975
						474,439
HOME EQUITY ABS - 0.4%
GSAA Trust 2005-1 AF4 (a)		123,055	5.619		11/25/2034	124,898
NovaStar Mortgage Funding Trust Series 2004-4	1 Month LIBOR + 1.725%	110,760	3.789	+	3/25/2035	112,455
						237,353
INSURANCE - 1.9%
Allstate Corp.	3 Month LIBOR + 2.938%	150,000	5.750	+	8/15/2053	154,875
Athene Holding Ltd.		135,000	4.125		1/12/2028	126,327
Manulife Financial Corp.		160,000	4.150		3/4/2026	160,156
MetLife, Inc.	3 Month LIBOR + 2.959%	76,000	5.875	+	9/15/2023	77,934
Prudential Financial, Inc.	3 Month LIBOR + 3.920%	300,000	5.625	+	6/15/2043	312,525
Teachers Insurance & Annuity Association of America - 144A	3 Month LIBOR + 2.661%	110,000	4.375	+	9/15/2054	109,124
Trinity Acquisition PLC		60,000	4.400		3/15/2026	59,670
Trinity Acquisition PLC		10,000	3.500		9/15/2021	9,900
						1,010,511
INVESTMENT COMPANIES - 0.6%
Ares Capital Corp.		80,000	3.500		2/10/2023	76,566
Ares Capital Corp.		105,000	4.250		3/1/2025	100,926
FS Investment Corp.		110,000	4.250		1/15/2020	110,049
FS Investment Corp.		50,000	4.750		5/15/2022	49,753
						337,294
IRON/STEEL - 0.8%
ArcelorMittal ^		120,000	6.125		6/1/2025	130,584
GTL Trade Finance, Inc. / Gerdau Holdings, Inc. - 144A		150,000	5.893		4/29/2024	155,813
United States Steel Corp.		135,000	6.250		3/15/2026	135,337
						421,734
LODGING - 0.1%
Wyndham Worldwide Corp. ^		45,000	4.500		4/1/2027	44,213

MACHINERY- DIVERSIFIED - 0.7%
Oshkosh Corp.		183,000	4.600		5/15/2028	182,597
CNH Industrial NV		137,000	4.500		8/15/2023	138,370
CNH Industrial NV		71,000	3.850		11/15/2027	66,786
						387,753
MEDIA - 0.8%
Discovery Communications LLC ^		160,000	3.950		3/20/2018	153,657
Meredith Corp. - 144A		115,000	6.875		2/1/2026	116,150
Telenet Finance Luxembourg Notes Sarl - 144A		200,000	5.500		3/1/2028	183,500
						453,307
MINING - 1.0%
Anglo American Capital PLC - 144A ^		200,000	4.000		9/11/2027	184,211
BHP Billiton Finance USA Ltd - 144A	3 Month LIBOR + 5.093	200,000	6.750	+	10/19/2075	219,900
Glencore Funding LLC - 144A		165,000	4.000		3/27/2027	155,539
						559,650
MISCELLANEOUS MANUFACTURING - 0.8%
General Electric Co.	3 Month LIBOR + 3.330%	421,000	5.000	+	6/15/2066	414,837

OFFICE / BUSINESS EQUIPMENT - 0.3%
Pitney Bowes, Inc.		159,000	4.375		5/15/2022	145,883

OIL & GAS - 1.6%
EP Energy LLC / Everest Acquisition Finance, Inc. - 144A		65,000	8.000		11/29/2024	65,975
Helmerich & Payne International Drilling Co.		100,000	4.650		3/15/2025	102,602
Holly Frontier Corp.		165,000	5.875		4/1/2026	177,836
Jagged Peak Energy LLC - 144A		105,000	5.875		5/1/2026	103,425
Petrobras Global Finance BV ^		160,000	7.375		1/17/2027	166,720
Range Resources Corp.		135,000	4.875		5/15/2025	125,719
Sunoco Finance Corp. - 144A		85,000	5.500		2/15/2026	81,069
Transocean Guardian Ltd. - 144A		40,000	5.875		1/15/2024	40,450
						863,796

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 63.3% (Continued)
OIL & GAS SERVICES - 0.2%
Bristow Group, Inc. - 144A		$50,000	8.750		3/1/2023	$49,125
USA Compression Partners LP / USA Compression Finance Corp. - 144A		75,000	6.875		4/1/2026	77,438
						126,563
OTHER ABS - 5.4%
American Homes 4 Rent 2014-SFR2 Trust - 144A		130,000	4.705		10/17/2036	134,586
American Homes 4 Rent 2015-SFR2 Trust - 144A		120,000	4.691		10/17/2045	124,695
Bayview Opportunity Master Fund IVa Trust 2017-RT1 - 144A	3 Month LIBOR + 1.465%	90,582	3.000	+	3/28/2057	89,062
Bayview Opportunity Master Fund IVa Trust 2017-SPL5 -144A		100,000	4.000	+	6/28/2057	100,766
CoreVest American Finance 2018-1 Trust - 144A		114,645	3.804		6/15/2051	114,236
CWABS Asset-Backed Certificates Trust 2005-1 (a)		161,081	4.987		7/25/2035	166,010
Diamond Resorts Owner Trust - 144A		115,498	3.270		10/22/2029	112,520
MVW Owner Trust 2016-1 - 144A		84,780	2.250		12/20/2033	82,560
MVW Owner Trust 2017-1 - 144A		134,262	2.420		12/20/2034	130,276
Oak Hill Advisors Residential Loan Trust 2017-NPL2 - 144A (a)		195,773	3.000		7/25/2057	193,298
Pretium Mortgage Credit Partners I 2017-NPL2 LLC - 144A (a)		142,522	3.250		3/28/2057	142,253
Pretium Mortgage Credit Partners I 2017-NPL5 LLC - 144A		76,542	3.327	+	12/30/2032	76,331
RCO Mortgage LLC 2017-1 -144A (a)		126,449	3.375		8/25/2022	126,010
Sierra Timeshare 2014-2 Receivables Funding LLC - 144A		11,842	2.050	+	6/20/2031	11,803
Sofi Consumer Loan Program 2017-5 LLC - 144A		105,000	2.780		9/25/2026	103,242
Sofi Consumer Loan Program 2017-6 LLC - 144A		100,000	2.820		11/25/2026	98,862
Taco Bell Funding LLC - 144A		172,376	3.832		5/25/2046	172,782
TGIF Funding LLC 2017-1A - 144A		132,300	6.202		4/30/2047	132,813
Towd Point Mortgage Trust - 144A		172,000	3.250	+	10/25/2053	170,142
Towd Point Mortgage Trust - 144A		190,000	3.250	+	11/25/2060	184,211
Towd Point Mortgage Trust 2015-6 - 144A		130,000	3.750	+	4/25/2055	129,379
Towd Point Mortgage Trust 2017-1 - 144A		115,000	3.750	+	10/25/2056	113,690
Tricon American Homes 2017-SFR1 Trust - 144A		100,000	2.716		9/17/2034	96,424
VSE 2017-A VOI Mortgage LLC - 144A		108,059	2.330		3/20/2035	104,644
						2,910,595
PHARMACEUTICALS - 1.6%
AbbVie, Inc.		55,000	3.600		5/14/2025	53,728
AbbVie, Inc.		100,000	3.200		5/14/2026	94,034
AmerisourceBergen Corp.		105,000	3.450		12/15/2027	96,886
Bausch Health Cos, Inc. - 144A		10,000	6.500		3/15/2022	10,465
Bausch Health Cos, Inc. - 144A		20,000	7.000		3/15/2024	21,280
Bausch Health Cos, Inc. - 144A		70,000	5.500		11/1/2025	70,389
Cardinal Health, Inc.		105,000	3.079		6/15/2024	99,342
CVS Health Corp.		154,000	4.300		3/25/2028	153,843
Mylan NV		105,000	3.950		6/15/2026	101,250
Shire Acquisitions Investments Ireland DAC		75,000	2.400		9/23/2021	72,342
Teva Pharmaceutical Finance Netherlands III BV		90,000	3.150		10/1/2026	76,621
						850,180
PIPELINES - 2.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp		135,000	4.250		12/1/2027	132,914
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp		110,000	5.750		4/1/2025	111,513
Enbridge Energy Partners LP		165,000	5.875		10/15/2025	180,884
Energy Transfer Partners LP ^		165,000	4.200		4/15/2027	160,302
Kinder Morgan Inc/DE		45,000	7.750		1/15/2032	55,977
Kinder Morgan Inc/DE		160,000	4.300		6/1/2025	161,892
MPLX LP		135,000	4.875		12/1/2024	140,020
NuStar Logistics LP		145,000	5.625		4/28/2027	142,100
Sabine Pass Liquefaction LLC		100,000	6.250		3/15/2022	108,009
Sabine Pass Liquefaction LLC		30,000	4.200		3/15/2028	29,456
TransMontaigne Partners LP / TLP Finance Corp		55,000	6.125		2/15/2026	54,587
Valero Energy Partners LP		170,000	4.500		3/15/2028	168,810
						1,446,464
PRIVATE EQUITY - 0.5%
Apollo Management Holdings LP - 144A		135,000	4.000		5/30/2024	133,410
Icahn Enterprises LP / Icahn Enterprises Finance Corp.		135,000	6.375		12/15/2025	136,013
						269,423
REITS - 5.1%
Alexandria Real Estate Equities, Inc.		100,000	3.950		1/15/2027	96,711
Alexandria Real Estate Equities, Inc. ^		94,000	4.000		1/15/2024	94,227
American Tower Corp.		63,000	3.000		6/15/2023	60,532
Brixmor Operating Partnership LP		45,000	3.875		8/15/2022	44,760
Corporate Office Properties LP		196,000	3.600		5/15/2023	189,559
Education Realty Operating Partnership LP		135,000	4.600		12/1/2024	134,267
EPR Properties		220,000	4.750		12/15/2026	215,229
Healthcare Realty Trust, Inc.		90,000	3.875		5/1/2025	87,777
Healthcare Trust of America Holdings LP		150,000	3.750		7/1/2027	141,931
Highwoods Realty LP		185,000	3.625		1/15/2023	181,534
Hospitality Mortgage Trust		165,000	4.950		2/15/2027	163,405
Kilroy Realty LP		165,000	4.375		10/1/2025	165,496
Life Storage LP		65,000	3.875		12/15/2027	61,489
Life Storage LP / CA		205,000	3.500		7/1/2026	191,236

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2018

Security	Variable Rate	Principal Amount	Interest Rate%		Maturity Date	Value
CORPORATE BONDS & NOTES - 63.3% (Continued)
REITS - 5.1% (Continued)
MPT Operating Partnership LP / MPT Finance Corp		$60,000	5.500		5/1/2024	$60,750
MPT Operating Partnership LP / MPT Finance Corp		15,000	6.375		3/1/2024	15,825
MPT Operating Partnership LP / MPT Finance Corp		85,000	5.000		10/15/2027	82,450
National Retail Properties Inc		50,000	4.000		11/15/2025	49,070
Physicians Realty LP		140,000	3.950		1/15/2028	130,833
Retail Opportunity Investments Partnership LP		105,000	4.000		12/15/2024	99,059
Select Income REIT		170,000	4.500		2/1/2025	164,780
Welltower, Inc.		175,000	4.000		6/1/2025	172,312
WP Carey, Inc.		135,000	4.600		4/1/2024	136,358
						2,739,590
RETAIL - 0.8%
Dollar General Corp.		199,000	4.125		5/1/2028	197,867
QVC, Inc.		195,000	4.375		3/15/2023	192,686
Tops Holding LLC / Tops Markets II Corp. - 144A		100,000	8.000		6/15/2022	55,000
						445,553
SEMICONDUCTORS - 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd.		75,000	3.000		1/15/2022	72,830
Broadcom Corp. / Broadcom Cayman Finance Ltd. ^		115,000	3.125		1/15/2025	105,902
						178,732
SOFTWARE - 0.8%
CDK Global, Inc.		105,000	5.875		6/15/2026	107,888
Citrix Systems, Inc.		165,000	4.500		12/1/2027	159,771
Vmware, Inc.		83,000	2.950		8/21/2022	80,252
Vmware, Inc.		88,000	3.900		8/21/2027	83,164
						431,075
STUDENT LOAN ABS - 0.7%
Navient Private Education Loan Trust 2017-A - 144A		160,000	2.880		12/16/2058	155,524
SoFi Professional Loan Program 2016-C LLC - 144A		205,000	2.360		12/25/2032	200,692
						356,216
TELECOMMUNICATIONS - 1.4%
AT&T, Inc. - 144A ^		206,000	4.100		2/15/2028	198,914
Consolidated Communications, Inc.		94,000	6.500		10/1/2022	88,153
Frontier Communications Corp.		105,000	7.625		4/15/2024	71,400
Frontier Communications Corp. - 144A		70,000	8.500		4/1/2026	67,462
Level 3 Financing, Inc.		135,000	5.375		1/15/2024	133,988
Verizon Communications, Inc.		215,000	4.125		3/16/2027	215,428
						775,345
TRANSPORTATION - 0.4%
Kazakhstan Temir Zholy National Co. JSC - 144A		200,000	4.850		11/17/2027	201,000

TRUCKING & LEASING - 0.6%
Aviation Capital Group LLC - 144A		205,000	3.500		11/1/2027	190,009
Penske Truck Leasing Co. LP - 144A		140,000	4.125		8/1/2023	140,322
						330,331
WHOLE LOAN COLLATERAL CMO - 2.7%
Angel Oak Mortgage Trust I LLC 2018-2 - 144A		54,364	3.674	+	7/27/2048	54,493
Banc of America Funding 2005-1 Trust		43,908	5.500		2/25/2035	44,049
Chase Mortgage Trust 2016-1 - 144A		140,193	3.750	+	4/25/2045	138,133
Citigroup Mortgage Loan Trust, Inc.		52,421	6.750		8/25/2034	56,752
Citigroup Mortgage Loan Trust, Inc. - 144A		3,042	3.000	+	9/25/2064	2,996
COLT 2018-1 Mortgage Loan Trust - 144A		78,793	2.930	+	2/25/2048	78,625
Galton Funding Mortgage Trust 2017-1 - 144A		125,080	3.500	+	11/25/2057	123,288
JP Morgan Mortgage Trust 2017-3 - 144A		101,795	2.500	+	8/25/2047	97,945
JP Morgan Mortgage Trust 2017-5 - 144A		307,780	3.172	+	10/26/2048	304,131
MASTR Alternative Loan Trust 2004-4		56,113	5.500		4/25/2034	58,302
METLIFE SECURITIZATION TRUST 2017-1 - 144A	3 Month LIBOR + 1.926%	100,000	3.661	+	4/25/2055	99,033
Residential Asset Securitization Trust 2005-A1		80,712	5.500		4/25/2035	83,232
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4		81,952	3.999	+	4/25/2034	83,397
Verus Securitization Trust 2018-1 - 144A		88,504	2.929	+	2/25/2048	87,663
Verus Securitization Trust 2018-2 - 144A		140,000	3.677	+	6/1/2058	139,998
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust		383	5.000		9/25/2018	383
						1,452,420

TOTAL CORPORATE BONDS & NOTES (Cost - $34,686,989)						34,161,974

FOREIGN GOVERNMENT BONDS - 2.7%
Argentine Republic Government International Bond		150,000	7.625		4/22/2046	127,670
Argentine Republic Government International Bond		70,000	6.875		1/26/2027	63,875
Argentine Republic Government International Bond		80,000	6.875		1/11/2048	63,121
Dominican Republic International Bond - 144A		100,000	5.950		1/25/2027	101,750
Dominican Republic International Bond - 144A		150,000	6.000		7/19/2028	151,875
Indonesia Government International Bond - 144A		115,000	8.500		10/12/2035	160,266
Oman Government International Bond - 144A		200,000	5.625		1/17/2028	195,757
Republic of South Africa Government International Bond		200,000	4.300		10/12/2028	182,399
Turkey Government International Bond		200,000	7.375		2/5/2025	203,797
State Oil Co of the Azerbaijan Republic		200,000	6.950		3/18/2030	216,810
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $1,548,767)						1,467,320

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
MUNICIPAL BONDS - 6.9%
City of Bristol VA		$340,000	4.210		1/1/2042	$342,858
Idaho Health Facilities Authority		135,000	5.020		3/1/2048	137,307
New York City Transitional Finance Authority Future Tax Secured Revenue		480,000	5.000		8/1/2040	548,294
Port Authority of New York & New Jersey		470,000	5.000		4/15/2057	529,993
Rockdale County Water & Sewerage Authority		305,000	3.060		7/1/2024	300,060
San Diego County Regional Airport Authority		325,000	5.594		7/1/2043	355,841
State of California		765,000	7.600		11/1/2040	1,153,372
State of Texas		245,000	3.011		10/1/2026	239,822
University of California		115,000	4.428		5/15/2048	115,888
TOTAL MUNICIPAL - (Cost - $3,743,265)						3,723,435

U.S. GOVERNMENT & AGENCY - 18.1%
U.S. GOVERNMENT AGENCY - 9.3%
Fannie Mae Pool		374,772	4.000		4/1/2046	381,344
Fannie Mae Pool		68,562	6.500		5/1/2037	76,598
Fannie Mae Pool		272,661	3.500		8/1/2045	271,042
Fannie Mae Pool		318,901	3.000		8/1/2045	308,558
Fannie Mae Pool		298,019	3.500		8/1/2045	296,247
Fannie Mae Pool		188,042	3.500		12/1/2045	186,924
Fannie Mae Pool		200,404	3.500		1/1/2046	199,212
Fannie Mae Pool		233,680	4.000		9/1/2044	238,036
Fannie Mae Pool		21,960	6.000		11/1/2034	24,003
Fannie Mae Pool		23,883	6.000		3/1/2036	26,116
Fannie Mae Pool		364,051	3.500		6/1/2046	361,887
Fannie Mae Pool		26,498	5.500		4/1/2038	28,390
Fannie Mae Pool		73,602	6.000		8/1/2038	80,907
Fannie Mae Pool		180,667	5.500		9/1/2036	195,138
Fannie Mae Pool		28,264	5.000		4/1/2038	30,398
Fannie Mae Pool		152,385	5.000		6/1/2039	162,970
Fannie Mae Pool		430,573	3.500		1/1/2046	428,012
Fannie Mae Pool		457,661	4.000		6/1/2047	465,415
Fannie Mae Pool		721,536	4.000		7/1/2047	733,760
Freddie Mac Gold Pool		191,670	5.000		12/1/2035	205,759
Freddie Mac Gold Pool		30,670	5.500		10/1/2039	33,016
Freddie Mac Gold Pool		272,142	3.500		4/1/2046	270,472
						5,004,204
U.S. TREASURY OBLIGATIONS - 8.8%
United States Treasury Bond ^		1,185,000	3.125		2/15/2043	1,194,605
United States Treasury Bond ^		1,075,000	2.500		2/15/2046	958,640
United States Treasury Bond ^		340,000	2.000		2/15/2025	321,439
United States Treasury Bond ^		2,270,000	1.125		2/28/2019	2,255,236
						4,729,920

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $9,918,990)						9,734,124

BANK LOANS - 6.2%
ADVERTISTING - 0.2%
Red Ventures LLC Term Loan	1 Month LIBOR + 4.000%	90,069	6.349	+	11/8/2024	91,037

AEROSPACE - 0.1%
Accudyne Industries Initial Term Loan	1 Month LIBOR + 3.250%	66,680	5.599	+	8/18/2024	66,920

AUTO MANUFACTURERS - 0.2%
Navistar, Inc. Tranche B Term Loan	1 Month LIBOR + 3.500%	89,775	5.833	+	11/6/2024	89,999

COMMERCIAL SERVICES - 0.1%
CHG Healthcare Services, Inc. New Term Loan	3 Month LIBOR + 3.000%	78,549	5.349	+	6/7/2023	78,827
Genworth Holdings, Inc. Term Loan	1 Month LIBOR + 4.500%	4,988	6.837	+	3/7/2023	5,097
						83,924
DIVERSIFIED - FINANCIAL SERVICES - 0.3%
Capital Automotive LP Initial Tranche B-2 Term Loan	1 Month LIBOR + 2.500%	153,348	4.849	+	3/24/2024	153,612

ELECTRIC - 0.4%
NRG Energy, Inc. Term Loan	3 Month LIBOR + 1.750%	111,006	4.086	+	6/30/2023	110,908
Vistra Operations Co. LLC Initial Term Loan	1 Month LIBOR + 2.000%	60,000	4.344	+	1/1/2026	59,933
Vistra Operations Co. LLC Initial Term Loan	1 Month LIBOR + 2.000%	46,737	4.349	+	8/4/2023	46,715
						217,556
ELECTRONICS - 0.1%
SharkNinja Operating LLC Tranche B Term Loan	1 Month LIBOR + 4.000%	49,625	6.349	+	9/28/2024	49,873

ENTERTAINMENT - 0.5%
Cineworld Group PLC Term Loan	1 Month LIBOR + 2.500%	74,813	4.849	+	2/28/2025	74,668
Gateway Casinos & Entertainment Limited PLC	3 Month LIBOR + 3.000%	15,000	5.353	+	11/30/2023	15,075
GVC Holdings PLC Term Loan	1 Month LIBOR + 2.500%	89,775	4.849	+	3/28/2024	90,069
Scientific Games International, Inc. Term Loan	2 Month LIBOR + 2.750%	84,788	5.088	+	8/14/2024	84,946
						264,758

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
BANK LOANS - 6.2% (Continued)
FOOD - 0.7%
Albertsons LLC 2017-1 Term B-4 Loan	1 Month LIBOR + 2.750%	$68,438	5.099	+	8/24/2021	$68,267
American Builders & Contractors Supply Co., Inc.	3 Month LIBOR + 1.750%	69,825	4.349	+	11/1/2023	70,014
Aramark Intermediate HoldCo Corporation Term Loan	1 Month LIBOR + 2.000%	134,659	4.086	+	3/12/2025	134,238
Hearthside Group Holdings LLC Term Loan	1 Month LIBOR + 3.000%	15,000	5.337	+	5/24/2025	14,909
KIK Custom Products, Inc.	1 Month LIBOR + 4.000%	108,120	6.342	+	5/16/2023	107,399
						394,827
HEALTHCARE - 0.1%
Quorum Health Corp. Term Loan	1 Month LIBOR + 6.750%	34,809	9.099	+	4/28/2022	35,360

INVESTMENT COMPANIES - 0.3%
Franklin Square Holdings LP	3 Month LIBOR + 2.500%	20,000	4.842	+	7/24/2025	20,075
TKC Holdings, Inc. Initial Term Loan	1 Month LIBOR + 3.750%	59,250	6.099	+	1/31/2023	59,324
UFC Holdings LLC Term Loan	1 Month LIBOR + 3.250%	66,873	5.599	+	8/18/2023	67,202
						146,601
LODGING - 0.5%
Playa Resorts and Hotels Initial Term Loan	1 Month LIBOR + 2.750%	84,324	5.099	+	4/28/2024	83,734
Station Casino LLC Term B Facility Loan	1 Month LIBOR + 2.500%	55,777	4.849	+	6/8/2023	55,994
Wyndham Hotels & Resorts, Inc.	1 Month LIBOR + 1.750%	110,000	4.099	+	5/30/2025	110,395
						250,123
MACHINERY - DIVERSIFIED - 0.2%
Brookfield WEC Holdings, Inc.	3 Month LIBOR + 3.750%	80,000	6.089	+	8/1/2025	80,619
Zodiac Pool Solutions LLC Tranche B-1 Term Loan	1 Month LIBOR + 2.250%	35,000	4.599	+	7/2/2025	35,073
						115,692
MEDIA - 0.4%
Meredith Corporation Term Loan	1 Month LIBOR + 3.000%	114,713	5.349	+	2/1/2025	115,222
Sinclair Television Group, Inc. Term Loan	3 Month LIBOR + 2.500%	95,000	4.836	+	12/12/2024	95,218
						210,440
MINING - 0.1%
Covia Holdings Corp.	3 Month LIBOR + 3.750%	80,000	6.068	+	5/31/2025	80,158

OIL & GAS - 0.1%
Delek U.S. Holdings, Inc.	1 Month LIBOR + 2.500%	24,938	4.849	+	4/1/2025	24,969

PHARMACEUTICALS - 0.2%
Barusch Health Cos, Inc.	1 Month LIBOR + 3.000%	10,000	5.343	+	6/2/2025	10,026
Endo Luxembourg Finance Company Initial Term Loan	1 Month LIBOR + 4.250%	94,050	6.599	+	4/28/2024	94,295
HLF Financing US LLC Senior Lien Term Loan	1 Month LIBOR + 5.500%	27,188	7.849	+	2/16/2023	27,364
						131,685
REGIONAL- 0.2%
Seminole Indian Tribe of Florida Term B Loan	1 Month LIBOR + 1.750%	89,325	4.099	+	7/8/2024	89,835

RETAIL - 0.1%
84 Lumber Initial Term Loan Retired	1 Month LIBOR + 5.250%	80,750	7.587	+	10/24/2023	81,658

SOFTWARE - 0.8%
Banff Merger Sub, Inc.	3 Month LIBOR + 4.250%	110,000	6.587	+	8/31/2025	110,108
IQVIA, Inc.	3 Month LIBOR + 1.750%	110,000	4.086	+	6/12/2025	109,450
Kronos, Inc.	3 Month LIBOR + 3.000%	79,800	5.354	+	10/31/2023	80,135
Rackspace Hosting, Inc. 2017 Refinancing Term B Loan	3 Month LIBOR + 3.000%	130,688	5.353	+	11/4/2023	130,239
Renaissance Holdings Corp.	3 Month LIBOR + 3.250%	20,000	5.586	+	5/30/2025	19,983
						449,915
TELECOMMUNICATIONS - 0.6%
CenturyLink, Inc. Term Loan	1 Month LIBOR + 2.750%	114,425	5.099	+	2/1/2025	112,809
Digicel International Finance Limited Term Loan	1 Month LIBOR + 3.250%	14,925	5.599	+	5/28/2024	14,373
Level 3 Financing, Inc. Tranche B 2024 Term Loan	1 Month LIBOR + 2.250%	105,000	4.585	+	2/22/2024	105,292
Telenet Financing USD LLC	1 Month LIBOR + 2.250%	105,000	4.769	+	8/16/2026	104,526
						337,000

TOTAL BANK LOANS - (Cost - $3,358,098)						3,365,942

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2018

		Interest
Security	Shares	Rate%		Value
SHORT-TERM INVESTMENT - 2.1%
MONEY MARKET FUND - 2.1%
Fidelity Institutional Money Market Fund - Government Portfolio
(Cost - $1,131,454)	1,131,454	1.800	+	$1,131,454

COLLATERAL FOR SECURITIES LOANED - 14.3%
Mount Vernon Prime Portfolio # (Cost - $7,725,664)	7,725,664	2.170	+	7,725,664

TOTAL INVESTMENTS - 113.6% (Cost - $62,113,227)				$61,309,913
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.6)%				(7,355,523)
NET ASSETS - 100.0%				$53,954,390

LLC - Limited Liability Corporation

ABS - Asset Backed Security

MBS - Mortgage Backed Security

LP - Limited Partnership

REIT - Real Estate Investment Trust

^	All or a portion of these securities are on loan. Total loaned securities had a value of $7,579,320 at July 31, 2018.

+	Variable rate security. Interest rate is as of July 31, 2018.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $14,293,297 or 26.5% of net assets.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Corporate Bonds & Notes	55.7%	Term Loans	5.5%
U.S. Government & Agencies	15.9%	Foreign Government Bonds	2.4%
Collateral For Securities Loaned	12.6%	Short - Term	1.9%
Municipal	6.0%	Total	100.0%

*	Based on total value of investments as of July 31, 2018.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 95.9%
AEROSPACE/DEFENSE - 6.5%
Boeing Co.	8,491	$3,025,343
KLX, Inc. * ^	34,840	2,545,062
Northrop Grumman Corp.	7,520	2,259,685
Rockwell Collins, Inc.	72,983	10,143,907
		17,973,997
AIRLINES - 0.0%
American Airlines Group, Inc. *	101,283	101,283

BANKS - 5.9%
Bank of America Corp.	154,450	4,769,416
Citigroup, Inc.	52,438	3,769,768
First Connecticut Bancorp, Inc.	116,742	3,630,676
State Bank Financial Corp.	136,292	4,286,384
		16,456,244
BEVERAGES - 1.0%
PepsiCo., Inc.	24,723	2,843,145

BIOTECHNOLOGY - 1.8%
Shire PLC - ADR	28,420	4,848,736

CHEMICALS - 2.3%
A. Schulman, Inc.	44,665	1,936,228
FMC Corp.	19,162	1,722,281
Huntsman Corp. ^	49,314	1,653,499
WR Grace & Co.	14,756	1,089,878
		6,401,886
COMMERCIAL SERVICES - 0.9%
Rent-A-Center, Inc. * ^	168,996	2,507,901

COMPUTERS - 5.4%
Apple, Inc.	28,793	5,479,020
Dell Technologies, Inc. *	61,100	5,652,972
HP, Inc.	84,635	1,953,376
Perspecta, Inc.	83,090	1,803,042
		14,888,410
DIVERSIFIED FINANCIAL SERVICES - 0.4%
BlackRock, Inc.	2,232	1,122,160

ELECTRONICS - 1.8%
Honeywell International, Inc.	9,184	1,466,226
Orbotech Ltd. *	55,953	3,594,421
		5,060,647
ENERGY - 0.9%
Cheniere Energy Partners LP Holdings LLC	84,479	2,595,195

FOOD - 6.5%
Frutarom Industries ltd.	55,936	5,646,147
Mondelez International, Inc.	66,849	2,899,910
Pinnacle Foods, Inc.	142,039	9,434,230
		17,980,287
GAS - 1.9%
Vectren Corp.	75,123	5,369,041

HEALTHCARE-SERVICES - 5.5%
Aetna, Inc.	53,459	10,071,141
Envision Healthcare Corp. * ^	113,493	5,023,200
		15,094,341

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 95.9% (Continued)
INSURANCE - 3.1%
XL Group Ltd.	152,984	$8,602,290

INTERNET - 1.7%
Alphabet, Inc. *	2,342	2,874,149
Facebook, Inc. *	4,136	713,791
Web.com Group, Inc. *	39,928	1,004,189
		4,592,129
LODGING - 3.5%
Caesars Entertainment Corp. *	139,598	1,577,457
ILG, Inc.	237,849	8,165,356
		9,742,813
MEDIA - 4.6%
CBS Corp.	69,193	3,644,395
Comcast Corp.	130,749	4,678,199
Twenty-First Century Fox, Inc. ^	100,024	4,501,080
		12,823,674
OIL & GAS - 8.0%
Anadarko Petroleum Corp.	32,915	2,407,732
Andeavor	96,800	14,525,808
Concho Resources, Inc. *	1	134
Devon Energy Corp.	37,626	1,693,546
Marathon Petroleum Corp. ^	18,963	1,532,779
Royal Dutch Shell PLC - ADR	30,209	2,065,389
		22,225,388
PACKAGING & CONTAINERS - 1.8%
KapStone Paper and Packaging Corp.	131,025	4,557,050
WestRock Co.	5,102	295,814
		4,852,864
PHARMACEUTICALS - 4.5%
Express Scripts Holding Co. *	60,329	4,793,742
Johnson & Johnson	25,294	3,351,961
Zoetis, Inc.	49,675	4,295,894
		12,441,597
PIPELINES - 1.9%
Columbia Pipeline Group, Inc. *	84,102	—
Enbridge Income Fund Holdings, Inc.	97,546	2,440,898
Spectra Energy Partners LP	75,234	2,781,401
		5,222,299
REAL ESTATE INVESTMENT TRUSTS - 10.7%
American Tower Corp.	4,128	611,935
CYS Investments, Inc.	303,829	2,220,990
DCT Industrial Trust, Inc.	18,110	1,211,016
Education Realty Trust, Inc.	27,678	1,144,762
Forest City Realty Trust, Inc.	168,154	4,198,805
GGP, Inc.	290,504	6,193,545
Gramercy Property Trust	279,657	7,659,805
Kimco Realty Corp.	95,669	1,596,716
LaSalle Hotel Properties	28,596	991,423
Macerich Co. ^	11,468	677,300
MTGE Investment Corp.	79,141	1,586,777
Senior Housing Properties Trust	31,825	567,758
Simon Property Group, Inc.	4,097	721,932
Winthrop Realty Trust	102,617	121,088
		29,503,852

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2018

Security				Shares		Value
COMMON STOCKS - 95.9% (Continued)
RETAIL - 2.4%
Starbucks Corp.				31,089		$1,628,753
Walmart, Inc. ^				56,986		5,084,861
						6,713,614
SEMICONDUCTORS - 4.1%
Marvell Technology Group Ltd.				126,803		2,702,172
Micron Technology, Inc. *				25,970		1,370,956
NXP Semiconductors NV *				62,866		5,993,645
QUALCOMM, Inc.				21,824		1,398,700
						11,465,473
SOFTWARE - 5.4%
Borqs Technologies, Inc. *				110,107		462,450
CA, Inc.				130,907		5,787,399
Cotiviti Holdings, Inc. *				68,557		3,060,385
Microsoft Corp.				32,609		3,459,163
Mitel Networks Corp. *				50,965		559,086
Nuance Communications, Inc. *				46,094		680,808
TiVo Corp.				70,402		855,384
						14,864,675
TELECOMMUNICATIONS - 3.4%
AT&T, Inc.				147,634		4,719,859
Oclaro, Inc. *				198,191		1,676,696
T-Mobile US, Inc. *				50,555		3,033,300
						9,429,855

TOTAL COMMON STOCKS (Cost - $266,484,215)						265,723,796

EXCHANGE TRADED FUNDS - 9.3%
DEBT EXCHANGE TRADED FUNDS - 8.6%
Invesco Senior Loan ETF				257,444		5,926,361
iShares iBoxx $ Investment Grade Corporate Bond				50,686		5,867,411
iShares MBS ETF				71,436		7,412,914
SPDR Blackstone / GSO Senior Loan ETF				96,060		4,537,890
TOTAL DEBT EXCHANGE TRADED FUNDS - (Cost - $23,974,506)						23,744,576

EQUITY EXCHANGE TRADED FUND - 0.7%
SPDR S&P Regional Banking ETF ^				33,860		2,082,729
TOTAL EQUITY EXCHANGE TRADED FUND - (Cost - $2,136,105)
TOTAL EXCHANGE TRADED FUNDS - (Cost - $26,110,611)						25,827,305

RIGHTS - 0.0%
Nexstar Broadcasting Group, Inc. *				87,600		876
TOTAL RIGHTS (Cost - $26,280)

WARRANTS - 0.0%
Borqs Technologies, Inc. *				105,552		15,833
TOTAL WARRANTS (Cost - $8,254)

CLOSED END FUND - 2.4%
Altaba, Inc. *				89,265		6,556,514
TOTAL CLOSED END FUND (Cost - $7,002,261)

	Counterparty	Contracts**	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED PUT OPTIONS - 0.2%
S&P 500 Index	JP Morgan	250	$69,000,000	$2,760.00	8/17/2018	$225,000
S&P 500 Index	JP Morgan	87	24,142,500	2,775.00	9/21/2018	246,210
TOTAL PURCHASED PUT OPTIONS (Cost - $1,280,072)						471,210

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2018

		Interest
Security	Shares	Rate	Value
SHORT-TERM INVESTMENT - 13.8%
MONEY MARKET FUND - 13.8%
Fidelity Investments Money Market Fund - Class I	38,162,418	1.80% +	$38,162,418
TOTAL SHORT-TERM INVESTMENT (Cost - $38,162,418)

COLLATERAL FOR SECURITIES LOANED - 2.7%
Mount Vernon Prime Portfolio (Cost - $7,456,288)	7,456,288	2.17% +	7,456,288

TOTAL INVESTMENTS - 124.3% (Cost - $346,530,399)			$344,214,240
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.3)%			(67,233,277)
NET ASSETS - 100.0%			$276,980,963

*	Non-Income producing security.

**	Each Purchased Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

ADR- American Depositary Receipt.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

+	Variable rate security. Interest rate is as of July 31, 2018.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $7,287,387 at July 31, 2018.

Security	Counterparty	Contracts**	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN CALL OPTIONS - (0.2)%
NXP Semiconductors NV	JP Morgan	69	$655,500	$95.00	8/17/2018	$14,904
S&P 500 Index	JP Morgan	87	24,142,500	2,775.00	9/21/2018	611,175
Twenty-First Century Fox, Inc.	JP Morgan	659	3,229,100	49.00	8/17/2018	1,648
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $668,124)						627,727

WRITTEN PUT OPTIONS - (0.0)%
S&P 500 Index	JP Morgan	250	67,875,000	2,715.00	8/17/18	125,000
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $436,735)

				Shares
SECURITIES SOLD SHORT * - (33.5)%
AEROSPACE/DEFENSE - (0.9)%
United Technologies Corp.				18,738		2,543,496

AIRLINES - (0.1)%
American Airlines Group, Inc.				5,810		229,727

AUTO MANUFACTURERS - (0.4)%
Tesla, Inc.				4,202		1,252,784

BANKS - (1.6)%
Cadence Bancorp LLC				158,134		4,305,989

BUILDING MATERIALS - (0.3)%
Johnson Controls International PLC				22,955		861,042

CHEMICALS - (1.2)%
International Flavors & Fragrances, Inc.				13,455		1,786,286
PPG Industries, Inc.				14,994		1,659,236
						3,445,522
COMPUTERS - (0.3)%
Lumentum Holdings, Inc.				13,339		696,963

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2018

Security	Shares	Value
SECURITIES SOLD SHORT* - (33.5)% (Continued)
ELECTRIC - (0.0)%
Vistra Energy Corp.	1	$23

ENTERTAINMENT - (1.6)%
Marriott Vacations Worldwide Corp.	38,347	4,567,511

FOOD - (1.2)%
Conagra Brands, Inc.	89,936	3,301,550

HEALTHCARE-SERVICES - (0.6)%
Cigna Corp.	8,992	1,613,345

INTERNET - (2.4)%
Alibaba Group Holding Ltd.	34,913	6,536,761

MEDIA - (0.5)%
Walt Disney Co.	11,382	1,292,540

MISCELLANEOUS MANUFACTURER - (0.3)%
Parker-Hannifin Corp.	5,734	969,333

EQUITY EXCHANGE TRADED FUNDS - (6.9)%
Consumer Staples Select Sector SPDR Fund	54,974	2,944,957
Health Care Select Sector SPDR Fund	16,453	1,463,165
iShares North American Tech-Software ETF	14,439	2,678,723
iShares Russell 2000 ETF	38,755	6,428,292
SPDR S&P 500 ETF Trust	19,895	5,597,060
		19,112,197
OIL & GAS - (5.4)%
Exxon Mobil Corp.	29,712	2,421,825
Marathon Petroleum Corp.	153,991	12,447,092
		14,868,917
PHARMACEUTICALS - (1.1)%
Takeda Pharmaceutical Co. Ltd.	71,869	3,001,497

PIPELINES - (2.7)%
Cheniere Energy, Inc.	38,120	2,420,620
Enbridge, Inc.	67,189	2,384,126
Enbridge, Inc.	77,955	2,761,946
		7,566,692
REAL ESTATE - (0.2)%
Brookfield Property Partners LP	27,012	548,344

REAL ESTATE INVESTMENT TRUSTS - (1.2)%
Annaly Capital Management, Inc.	75,455	808,878
Prologis, Inc.	2,522	165,494
Two Harbors Investment Corp.	147,960	2,293,380
		3,267,752
RETAIL - (1.6)%
Best Buy Co., Inc.	16,888	1,267,107
Darden Restaurants, Inc.	16,307	1,743,871
McDonald’s Corp.	8,276	1,303,801
		4,314,779
SAVINGS & LOANS - (1.3)%
People’s United Financial, Inc.	201,379	3,671,139

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2018

Security	Shares	Value
SECURITIES SOLD SHORT* - (33.5)% (Continued)
SEMICONDUCTORS - (0.6)%
KLA-Tenco Corp.	13,987	$1,642,353

SOFTWARE - (1.1)%
Oracle Corp.	30,298	1,444,609
VMware, Inc.	12,009	1,736,381
		3,180,990

TOTAL SECURITIES SOLD SHORT - (Proceeds - $90,569,528)		$92,791,246

*	Non-Income producing security.

**	Each Written Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
July 31, 2018

Security						Shares	Value
EXCHANGE TRADED FUNDS - 58.2%
COMMODITY EXCHANGE TRADED FUNDS - 5.9%
iShares Commodities Select Strategy ETF						73,626	$2,847,117

DEBT EXCHANGE TRADED FUNDS - 9.9%
iShares TIPS Bond ETF						21,232	2,374,587
SPDR Bloomberg Barclays High Yield Bond ETF ^						67,660	2,431,701
							4,806,288
EQUITY EXCHANGE TRADED FUNDS - 42.4%
iShares Currency Hedged MSCI Germany ETF ^						93,905	2,660,329
iShares Currency Hedged MSCI Japan ETF ^						126,182	4,122,366
SPDR S&P 500 ETF Trust						49,213	13,845,093
							20,627,788

TOTAL EXCHANGE TRADED FUNDS (Cost - $22,703,114)							28,281,193

				Expiration		Expiration
	Counter Party	Contracts +	Notional	Date		Price
PURCHASED OPTIONS * - 6.6%
CALL OPTION ON FUTURES PURCHASED - 5.6%
Swiss Market Index	Morgan Stanley	20	288,184	9/21/2018		CHF 9,150	2,882
US 10 Year Future	Goldman Sachs	203	215,688	8/27/2018		US $106	2,724,640
							2,727,522
PUT OPTIONS ON FUTURES PURCHASED - 1.0%
Euro-Bund Option	Goldman Sachs	30	40,086	8/27/2018		EUR 173	400,860
S&P 500 E-Mini Option	Goldman Sachs	58	64,380	12/24/2018		US $2,250	32,190
S&P 500 E-Mini Option	Goldman Sachs	48	104,640	3/18/2019		US $2,250	52,320
							485,370

TOTAL PURCHASED OPTIONS (Cost - $3,186,713)							3,212,892

		Principal		Discount
		Amount ($)		Rate (%)		Maturity
SHORT-TERM INVESTMENTS - 36.3%
U.S. GOVERNMENT SECURITIES - 26.6%
US Treasury Bill		1,535,000		0.7400		9/6/2018	1,532,106
US Treasury Bill		11,412,000		0.8900		9/13/2018	11,386,264
							12,918,370

		Shares		Interest Rate (%)
MONEY MARKET - 9.7%
Morgan Stanley Institutional Liquidity Fund		4,744,309		1.8100	^^		4,744,309

TOTAL SHORT-TERM INVESTMENTS - (Cost - $17,662,640)							17,662,679

COLLATERAL FOR SECURITIES LOANED - 8.5%
Mount Vernon Prime Portfolio (Cost - $4,130,775)		4,130,775		2.1700	^^		4,130,775

TOTAL INVESTMENTS - 109.6% (Cost - $47,683,242)							$53,287,539
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%							(4,660,906)
NET ASSETS - 100.0%							$48,626,633

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
July 31, 2018

						Unrealized
				Expiration		Appreciation
Open Futures Contracts	Counter Party	Contracts	Notional	Date		(Depreciation)
LONG FUTURES CONTRACTS ** -0.2%
Amsterdam Index Future	Goldman Sachs	4	$534,573	8/17/2018		$16,209
AUST 10 Year Bond Future	Goldman Sachs	12	1,152,646	9/17/2018		3,801
CAC 40 10 Euro Future	Goldman Sachs	6	386,819	8/17/2018		7,142
CAN 10 Year Bond Future	Goldman Sachs	108	11,179,078	9/19/2018		(28,280)
Dax Index Future	Goldman Sachs	1	374,841	9/21/2018		13,802
FTSE 100 Index Future	Goldman Sachs	58	5,860,561	9/21/2018		67,116
FTSE/MIB Index Future	Goldman Sachs	11	1,427,731	9/21/2018		13,406
IBEX - 35 Index Future	Goldman Sachs	4	462,245	8/17/2018		8,599
Long Gilt Future	Goldman Sachs	4	643,702	9/26/2018		98
MSCI Emerging Markets Future	Goldman Sachs	18	986,670	9/21/2018		(16,105)
S&P/TSX 60 IX Future	Goldman Sachs	17	2,556,790	9/20/2018		3,411
Topix Index Future	Goldman Sachs	9	1,405,396	9/13/2018		48,919
US 10 Year Note (CBT)	Goldman Sachs	100	11,942,187	9/19/2018		(58,697)
TOTAL FUTURES CONTRACTS PURCHASED						79,421

SHORT FUTURES CONTRACTS ** - (0.0)%
10 Year Mini JGB Future	Goldman Sachs	(42)	(5,648,651)	9/11/2018		6,259
Euro-Bond Future	Goldman Sachs	(16)	(3,024,910)	9/6/2018		15,610
S&P 500 Emini Future	Goldman Sachs	(3)	(422,565)	9/21/2018		3,139
SPI 200 Futures	Goldman Sachs	(16)	(1,848,985)	9/20/2018		(4,699)
TOTAL FUTURES CONTRACTS SOLD						20,309

					Exercise Price	Value
OPTIONS WRITTEN *+ - (0.1)%
WRITTEN CALL FUTURE OPTIONS - (0.1)%
S&P Emini	Goldman Sachs	(105)	(81,900)	8/20/2018	US $2,850	(40,950)

WRITTEN PUT FUTURE OPTIONS - (0.0)%
Swiss Market Index	Morgan Stanley	(20)	(288,184)	9/21/2018	CHF 9,150	(2,882)

TOTAL WRITTEN FUTURE OPTIONS - (Premium - $45,228)						(43,832)

CHF - Swiss Franc

ETF - Exchange Traded Fund

EUR - Euro

*	Non income producing security.

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,031,959.

^^	Variable rate security. Interest rate is as of July 31, 2018.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
July 31, 2018

As of July 31, 2018 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell USD and To Buy:
Swiss Franc	8/6/2018	Morgan Stanley Smith Barney	24,741	$25,004	$(44)
Swiss Franc	8/7/2018	Morgan Stanley Smith Barney	74,925	75,729	29
Net Unrealized Loss on Forward Currency Contracts					$(15)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 96.7%
AEROSPACE/DEFENSE - 1.5%
Bombardier, Inc. - 144A ^	$750,000	5.750%	3/15/2022	$757,500
Triumph Group, Inc.	783,000	4.875	4/01/2021	730,147
UAL 2007-1 Pass Through Trust	245,888	6.636	7/02/2022	259,105
				1,746,752
AUTO MANUFACTURERS - 0.5%
JB Poindexter & Co., Inc. - 144A	528,000	7.125	4/15/2026	549,120

AUTO PARTS & EQUIPMENT - 1.0%
Allison Transmission, Inc. - 144A	551,000	5.000	10/01/2024	542,735
Delphi Technologies PLC - 144A	590,000	5.000	10/01/2025	557,851
				1,100,586
BUILDING MATERIALS - 0.9%
Boise Cascade Co. - 144A	525,000	5.625	9/01/2024	528,969
Standard Industries, Inc. - 144A	550,000	6.000	10/15/2025	559,625
				1,088,594
CHEMICALS - 3.5%
Consolidated Energy - 144A	685,000	6.875	6/15/2025	699,556
Kraton Polymers LLC - 144A	430,000	7.000	7/15/2025	445,050
Nova Chemicals Corp. - 144A ^	1,150,000	5.000	5/01/2025	1,098,250
Nufarm Australia Ltd. - 144A	550,000	5.750	4/30/2026	528,688
OCI NV - 144A	646,000	6.625	4/15/2023	662,505
Trinseo Materials Operating SCA - 144A	555,000	5.375	9/01/2025	549,450
				3,983,499
COAL - 0.8%
SunCoke Energy Partners LP - 144A ^	835,000	7.500	6/15/2025	866,312

COMMERCIAL SERVICES - 4.3%
ADT Corp.	525,000	6.250	10/15/2021	553,219
Ahern Rentals, Inc. - 144A	565,000	7.375	5/15/2023	556,525
Carriage Services, Inc. - 144A	555,000	6.625	6/01/2026	570,956
Cimpress NV - 144A	830,000	7.000	6/15/2026	856,975
Graham Holdings Co. - 144A	555,000	5.750	6/01/2026	560,550
Great Lakes Dredge & Dock Corp.	635,000	8.000	5/15/2022	654,050
Jurassic Holdings III - 144A ^	555,000	6.875	2/15/2021	546,675
Nielsen Finance LLC - 144A	590,000	5.000	4/15/2022	574,881
				4,873,831
COMPUTERS - 3.0%
Dell International LLC - 144A	110,000	7.125	6/15/2024	118,275
Diebold Nixdorf, Inc.	875,000	8.500	4/15/2024	808,281
Everi Payments, Inc. - 144A	725,000	7.500	12/15/2025	726,813
Harland Clarke Holdings Corp. - 144A	835,000	8.375	8/15/2022	802,602
Seagate HDD Cayman	925,000	4.875	3/01/2024	914,279
				3,370,250
COSMETICS/PERSONAL CARE - 1.0%
Coty, Inc. - 144A ^	575,000	6.500	4/15/2026	539,781
First Quality Finance Co., Inc. - 144A	600,000	5.000	7/01/2025	555,000
				1,094,781
DISTRIBUTION/WHOLESALE - 0.7%
H&E Equipment Services, Inc.	375,000	5.625	9/01/2025	371,250
LKQ Corp.	400,000	4.750	5/15/2023	401,500
				772,750

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 96.7% (Continued)
DIVERSIFIED FINANCIAL SERVICES - 6.5%
Alliance Data Systems Corp. - 144A	$850,000	5.875%	11/01/2021	$869,125
Ally Financial, Inc. ^	675,000	5.125	9/30/2024	691,031
Credit Acceptance Corp.	422,000	7.375	3/15/2023	445,210
Enova International, Inc. - 144A	765,000	8.500	9/01/2024	797,512
goeasy Ltd. - 144A	675,000	7.875	11/01/2022	710,512
LPL Holdings, Inc. - 144A	775,000	5.750	9/15/2025	753,688
Navient Corp.	1,075,000	5.625	8/01/2033	924,500
Quicken Loans, Inc. - 144A ^	875,000	5.750	5/01/2025	876,312
Springleaf Finance Corp.	700,000	6.875	3/15/2025	712,250
Springleaf Finance Corp.	184,000	7.125	3/15/2026	187,450
Travelport Corporate Finance PLC - 144A	448,000	6.000	3/15/2026	456,960
				7,424,550
ELECTRIC - 0.5%
NRG Yield Operating LLC	565,000	5.375	8/15/2024	565,000

ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Energizer Gamma Acquisition, Inc. - 144A ^	575,000	6.375	7/15/2026	592,250
EnerSys - 144A	719,000	5.000	4/30/2023	727,089
				1,319,339
ELECTRONICS - 1.4%
Ingram Micro, Inc.	817,000	5.450	12/15/2024	805,778
TTM Technologies, Inc. - 144A	750,000	5.625	10/01/2025	742,500
				1,548,278
ENERGY - 0.7%
Pattern Energy Group, Inc. - 144A	739,000	5.875	2/01/2024	748,238

ENGINEERING & CONSTRUCTION - 1.2%
Tutor Perini Corp. - 144A ^	850,000	6.875	5/01/2025	845,750
Weekley Homes LLC	547,000	6.000	2/01/2023	530,590
				1,376,340
ENTERTAINMENT - 2.3%
GLP Capital LP	550,000	5.375	4/15/2026	560,230
International Game Technology PLC - 144A	835,000	6.500	2/15/2025	886,194
LHMC Finco Sarl - 144A	605,000	7.875	12/20/2023	608,222
Stars Group Holdings - 144A	575,000	7.000	7/15/2026	593,687
				2,648,333
FOOD - 2.4%
Albertsons Companies LLC	1,042,000	5.750	3/15/2025	943,010
Harris Corp. - 144A	318,000	7.450	3/15/2028	352,980
JBS USA LLC - 144A ^	691,000	5.875	7/15/2024	665,087
JBS USA LLC - 144A	204,000	5.750	6/15/2025	192,017
Pilgrim’s Pride Corp. - 144A	605,000	5.875	9/30/2027	565,675
				2,718,769
FOREST PRODUCTS & PAPER - 0.2%
Cascades, Inc. - 144A	183,000	5.500	7/15/2022	182,543
Cascades, Inc. - 144A	102,000	5.750	7/15/2023	101,490
				284,033

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 96.7% (Continued)
HEALTHCARE-SERVICES - 2.6%
Centene Escrow I Corp. - 144A	$547,000	5.375%	6/01/2026	$561,359
Community Health Systems, Inc. ^	700,000	5.125	8/01/2021	664,125
DaVita, Inc.	600,000	5.000	5/01/2025	567,000
HCA, Inc.	300,000	5.250	6/15/2026	305,250
MEDNAX, Inc. - 144A	907,000	5.250	12/01/2023	902,465
				3,000,199
HOME BUILDERS - 1.1%
Mattamy Group Corp. - 144A ^	743,000	6.500	10/01/2025	728,140
William Lyon Homes, Inc. - 144A	547,000	6.000	9/01/2023	538,795
				1,266,935
HOUSEHOLD PRODUCTS - 0.5%
Central Garden & Pet Co.	600,000	5.125	2/01/2028	562,500

INSURANCE - 0.5%
AmWINS Group, Inc. - 144A	580,000	7.750	7/01/2026	607,550

INTERNET - 0.9%
Cogent Communications Group, Inc. - 144A	400,000	5.375	3/01/2022	409,000
Netflix, Inc.	563,000	5.875	2/15/2025	578,595
				987,595
IRON/STEEL - 2.2%
AK Steel Corp. ^	600,000	6.375	10/15/2025	556,500
Cleveland-Cliffs, Inc.	600,000	5.750	3/01/2025	584,250
Commercial Metals Co. - 144A	462,000	5.750	4/15/2026	446,985
United States Steel Corp.	625,000	6.875	8/15/2025	642,169
United States Steel Corp.	298,000	6.250	3/15/2026	298,745
				2,528,649
LODGING - 0.9%
Wyndham Worldwide Corp.	575,000	4.150	4/01/2024	568,531
Wyndham Worldwide Corp. ^	410,000	4.500	4/01/2027	402,825
				971,356
MACHINERY-CONSTRUCTION & MINING - 0.4%
Terex Corp. - 144A	429,000	5.625	2/01/2025	426,319

MACHINERY-DIVERSIFIED - 0.4%
Cleaver-Brooks, Inc. - 144A	492,000	7.875	3/01/2023	509,835

MEDIA - 9.6%
Altice Financing SA - 144A	825,000	7.500	5/15/2026	805,283
Altice France SA - 144A	213,000	8.125	2/01/2027	218,080
Altice Luxembourg SA - 144A	1,150,000	7.625	2/15/2025	1,070,937
Belo Corp.	626,000	7.750	6/01/2027	666,690
Block Communications, Inc. - 144A	1,148,000	6.875	2/15/2025	1,148,000
CCO Holdings LLC - 144A	502,000	5.875	4/01/2024	512,040
CCO Holdings LLC - 144A	275,000	5.375	5/01/2025	270,875

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 96.7% (Continued)
MEDIA - 9.6% (Continued)
CCO Holdings LLC - 144A	$378,000	5.000%	2/01/2028	$356,974
CSC Holdings LLC	545,000	6.750	11/15/2021	569,525
CSC Holdings LLC - 144A	595,000	5.500	4/15/2027	574,175
DISH DBS Corp.	560,000	6.750	6/01/2021	564,369
EW Scripps Co. - 144A	261,000	5.125	5/15/2025	246,238
Gray Television, Inc. - 144A	482,000	5.125	10/15/2024	463,925
Gray Television, Inc. - 144A	103,000	5.875	7/15/2026	100,940
McGraw-Hill Global Education Holdings LLC - 144A ^	870,000	7.875	5/15/2024	810,187
SFR Group SA - 144A	885,000	7.375	5/01/2026	878,363
Sirius XM Radio, Inc. - 144A ^	560,000	5.375	7/15/2026	549,500
Univision Communications, Inc. - 144A	575,000	5.125	5/15/2023	550,562
UPCB Finance IV Ltd. - 144A	579,000	5.375	1/15/2025	561,630
				10,918,293
METAL FABRICATE - 1.0%
Grinding Media, Inc. - 144A	430,000	7.375	12/15/2023	448,275
Novelis Corp. - 144A	725,000	5.875	9/30/2026	696,906
				1,145,181
MINING - 1.9%
First Quantum Minerals Ltd. - 144A	473,000	7.250	4/01/2023	475,956
Freeport-McMoRan, Inc.	551,000	3.875	3/15/2023	531,715
Hi-Crush Partners LP - 144A	550,000	9.500	8/01/2026	547,250
Hudbay Minerals, Inc. - 144A	550,000	7.250	1/15/2023	568,563
				2,123,484
OIL & GAS - 9.4%
Callon Petroleum Co. - 144A	565,000	6.375	7/01/2026	572,063
Chaparral Energy, Inc. - 144A	450,000	8.750	7/15/2023	452,812
Endeavor Energy Resources LP - 144A	650,000	5.500	1/30/2026	637,000
Extraction Oil & Gas, Inc. - 144A	575,000	5.625	2/01/2026	541,937
Hilcorp Energy I LP - 144A	842,000	5.000	12/01/2024	813,583
Lonestar Resources America, Inc. - 144A	521,000	11.250	1/01/2023	565,285
MEG Energy Corp. - 144A ^	850,000	6.375	1/30/2023	771,375
MEG Energy Corp. - 144A	850,000	6.500	1/15/2025	839,375
Newfield Exploration Co. ^	550,000	5.375	1/01/2026	565,125
Noble Holding International Ltd.	407,000	7.750	1/15/2024	396,825
Noble Holding International Ltd. - 144A ^	495,000	7.875	2/01/2026	509,231
PBF Holding Co. LLC	525,000	7.250	6/15/2025	550,594
QEP Resources, Inc.	640,000	5.625	3/01/2026	618,400
Sanchez Energy Corp.	386,000	6.125	1/15/2023	266,822
Shelf Drilling Holdings Ltd. - 144A	550,000	8.250	2/15/2025	563,063
Southwestern Energy Co.	525,000	7.500	4/01/2026	544,031
Trinidad Drilling Ltd. - 144A	925,000	6.625	2/15/2025	899,562
Wildhorse Resource Development Corp.	550,000	6.875	2/01/2025	558,250
				10,665,333
OIL & GAS SERVICES - 2.8%
Apergy Corp. - 144A	273,000	6.375	5/01/2026	279,484
Calfrac Holdings LP - 144A	565,000	8.500	6/15/2026	546,638
Forum Energy Technologies, Inc.	605,000	6.250	10/01/2021	605,756
KCA Deutag UK Finance PLC - 144A	700,000	9.875	4/01/2022	724,500
Pioneer Energy Services	563,000	6.125	3/15/2022	523,590
USA Compression Partners LP - 144A	528,000	6.875	4/01/2026	545,160
				3,225,128

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 96.7% (Continued)
PACKAGING & CONTAINERS - 1.8%
Crown Americas LLC - 144A	$256,000	4.750%	2/01/2026	$241,280
Crown Cork & Seal Co., Inc.	392,000	7.375	12/15/2026	425,320
Multi-Color Corp. - 144A	725,000	4.875	11/01/2025	674,250
Owens-Brockway Glass Container, Inc. - 144A	739,000	5.375	1/15/2025	733,457
				2,074,307
PHARMACEUTICALS - 2.1%
Endo Finance LLC - 144A	550,000	5.375	1/15/2023	466,813
Endo Finance LLC - 144A	225,000	6.000	2/01/2025	181,687
Valeant Pharmaceuticals International, Inc. - 144A	1,150,000	5.875	5/15/2023	1,108,888
Valeant Pharmaceuticals International, Inc. - 144A	575,000	7.000	3/15/2024	611,800
				2,369,188
PIPELINES - 5.6%
Cheniere Corpus Christi Holdings LLC ^	900,000	7.000	6/30/2024	991,125
Cheniere Energy Partners LP - 144A	792,000	5.250	10/01/2025	792,000
DCP Midstream Operating LLC	489,000	5.375	7/15/2025	500,614
Energy Transfer Equity LP	620,000	4.250	3/15/2023	604,500
Genesis Energy LP	900,000	6.000	5/15/2023	891,000
Holly Energy Partners LP - 144A	835,000	6.000	8/01/2024	859,040
SemGroup Corp.	875,000	5.625	7/15/2022	866,250
SemGroup Corp.	145,000	5.625	11/15/2023	139,200
Summit Midstream Holdings LLC	675,000	5.500	8/15/2022	671,625
				6,315,354
REAL ESTATE - 1.9%
Greystar Real Estate Partners LLC - 144A	610,000	5.750	12/01/2025	593,225
Kennedy-Wilson, Inc.	935,000	5.875	4/01/2024	916,300
Realogy Group LLC - 144A	755,000	4.875	6/01/2023	706,680
				2,216,205
REAL ESTATE INVESTMENT TRUSTS - 5.0%
CTR Partnership LP	623,000	5.250	6/01/2025	607,425
ESH Hospitality, Inc. - 144A ^	865,000	5.250	5/01/2025	841,299
GEO Group, Inc.	600,000	5.125	4/01/2023	587,076
Iron Mountain, Inc. - 144A	680,000	4.875	9/15/2027	626,450
iStar, Inc.	250,000	6.000	4/01/2022	251,250
iStar, Inc.	733,000	5.250	9/15/2022	716,507
MPT Operating Partnership LP	769,000	5.000	10/15/2027	745,930
Sabra Health Care LP	275,000	5.125	8/15/2026	264,370
Starwood Property Trust, Inc. - 144A	1,000,000	4.750	3/15/2025	990,000
				5,630,307
RETAIL - 3.3%
Asbury Automotive Group, Inc.	448,000	6.000	12/15/2024	448,000
Brinker International, Inc. - 144A	568,000	5.000	10/01/2024	548,120
Conn’s, Inc. ^	584,000	7.250	7/15/2022	579,620
FirstCash, Inc. - 144A ^	450,000	5.375	6/01/2024	450,000
Golden Nugget, Inc. - 144A	450,000	8.750	10/01/2025	468,000
Party City Holdings, Inc. - 144A	387,000	6.625	8/01/2026	388,935
Staples, Inc. - 144A ^	877,000	8.500	9/15/2025	826,572
				3,709,247

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2018

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
BONDS & NOTES - 96.7% (Continued)
SOFTWARE - 1.4%
CDK Global, Inc.	$489,000	5.875%		6/15/2026	$502,448
Donnelley Financial Solutions, Inc.	770,000	8.250		10/15/2024	804,650
Infor, Inc.	304,000	6.500		5/15/2022	309,320
					1,616,418
TELECOMMUNICATIONS - 7.8%
C&W Senior Financing Designated Activity Co. - 144A	633,000	6.875		9/15/2027	621,922
CenturyLink, Inc.	571,000	5.800		3/15/2022	573,141
CenturyLink, Inc. ^	550,000	6.750		12/01/2023	565,125
Frontier Communications Corp.	915,000	9.000		8/15/2031	595,894
Hughes Satellite Systems Corp.	870,000	6.625		8/01/2026	830,850
Inmarsat Finance PLC - 144A ^	575,000	6.500		10/01/2024	579,312
Intelsat Jackson Holdings SA	1,235,000	5.500		8/01/2023	1,139,288
Sprint Corp.	1,065,000	7.250		9/15/2021	1,122,244
Sprint Corp.	2,090,000	7.875		9/15/2023	2,236,300
Telesat LLC - 144A	515,000	8.875		11/15/2024	553,625
					8,817,701

TOTAL BONDS & NOTES (Cost - $111,251,038)					109,766,439

	Shares
SHORT-TERM INVESTMENT - 2.1%
MONEY MARKET FUND - 2.1%
First American Government Obligations Fund - Class Z	2,439,927	1.77	% +		$2,439,927
TOTAL SHORT-TERM INVESTMENT (Cost - $2,439,927)

COLLATERAL FOR SECURITIES LOANED - 12.2%
Mount Vernon Prime Portfolio (Cost - $13,795,183)	13,795,183	2.17	% +		13,795,183

TOTAL INVESTMENTS - 111.0% (Cost - $127,486,148)					$126,001,549
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.0)%					(12,534,814)
NET ASSETS - 100.0%					$113,466,735

^	All or a portion of these securities are on loan. Total loaned securities had a value of $13,509,230 at July 31, 2018.

+	Variable rate security. Interest rate is as of July 31, 2018.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018 the total market value of 144A securities is $67,132,005 or 59.16% of net assets.

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 75.2%
AEROSPACE/DEFENSE - 2.1%
United Technologies Corp.	10,000	$1,357,400

AIRLINES - 1.1%
Southwest Airlines Co.	12,000	697,920

AUTO MANUFACTURERS - 1.7%
General Motors Co.	29,800	1,129,718

BEVERAGES - 1.0%
Coca-Cola Co.	14,000	652,820

CHEMICALS - 4.8%
Albermarle Corp.	13,500	1,271,700
LyondellBasell Industries NV	11,200	1,240,848
PPG Industries, Inc.	6,000	663,960
		3,176,508
ELECTRIC - 4.1%
Duke Energy Corp.	16,400	1,338,568
Entergy Corp. ^	16,400	1,332,992
		2,671,560
ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
Emerson Electric Co.	27,600	1,994,928

ELECTRONICS - 3.2%
Garmin Ltd. ^	21,700	1,355,165
Honeywell International, Inc.	4,500	718,425
		2,073,590
FOOD - 2.1%
General Mills, Inc.	29,500	1,358,770

INSURANCE - 2.9%
Prudential Financial, Inc.	18,600	1,876,926

LODGING - 1.9%
Las Vegas Sands Corp.	17,500	1,258,250

MACHINERY-CONTRUCTION & MINING - 1.0%
Caterpillar, Inc.	4,700	675,860

MACHINERY-DIVERSIFIED - 0.1%
Cummins, Inc.	500	71,405

MINING - 2.0%
Compass Minerals International, Inc. ^	19,200	1,302,720

MISCELLANEOUS MANUFACTURER - 2.1%
3M Co.	6,400	1,358,848

OIL & GAS - 6.0%
BP PLC - ADR	14,000	631,260
Chevron Corp.	10,900	1,376,343
Exxon Mobil Corp.	16,200	1,320,462
Royal Dutch Shell PLC - ADR ^	9,000	639,360
		3,967,425
PHARMACEUTICALS - 7.4%
AbbVie, Inc.	20,500	1,890,715
CVS Health Corp. ^	18,100	1,173,966
Johnson & Johnson ^	3,000	397,560
Pfizer, Inc.	35,000	1,397,550
		4,859,791

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 75.2% (Continued)
PIPELINES - 4.0%
Kinder Morgan, Inc.	72,000	$1,280,160
TransCanada Corp. ^	30,000	1,348,500
		2,628,660
REAL ESTATE INVESTMENT TRUSTS - 6.0%
Host Hotels & Resorts, Inc.	61,000	1,277,340
Public Storage	6,100	1,328,763
Simon Property Group, Inc.	7,600	1,339,196
		3,945,299
RETAIL - 3.9%
Costco Wholesale Corp.	3,000	656,130
Foot Locker, Inc.	12,000	585,720
Walmart, Inc.	15,000	1,338,450
		2,580,300
SAVINGS & LOANS - 1.9%
People’s United Financial, Inc.	70,000	1,276,100

SEMICONDUCTORS - 2.8%
Intel Corp.	38,000	1,827,800

SOFTWARE - 1.0%
Microsoft Corp.	6,000	636,480

TELECOMMUNICATIONS - 5.9%
AT&T, Inc.	39,900	1,275,603
Cisco Systems, Inc.	30,000	1,268,700
Verizon Communications, Inc.	26,100	1,347,804
		3,892,107
TRANSPORTATION - 3.2%
United Parcel Service, Inc.	17,700	2,122,053

TOTAL COMMON STOCKS (Cost - $46,434,742)		49,393,238

EXCHANGE TRADED FUNDS - 6.3%
EQUITY EXCHANGE TRADED FUNDS - 6.3%
Consumer Discretionary Select Sector SPDR Fund ^	18,000	2,002,860
Financial Select Sector SPDR Fund ^	47,000	1,313,650
iShares MSCI India ETF	15,000	534,450
SPDR S&P Homebuilders ETF ^	8,000	316,960
TOTAL EXCHANGE TRADED FUNDS (Cost - $4,145,555)		4,167,920

	Counterparty	Contracts**	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS * - 2.6%
PURCHASED PUT OPTIONS * - 1.7%
AbbVie, Inc.	Pershing	150	$1,312,500	$87.50	9/21/2018	$21,600
Consumer Staples Select Sector SPDR ETF	Pershing	800	4,080,000	51.00	8/17/2018	6,400
CVS Health Corp.	Pershing	100	600,000	60.00	8/17/2018	4,000
General Motors Co.	Pershing	200	760,000	38.00	8/17/2018	16,600
International Business Machines Corp.	Pershing	90	1,260,000	140.00	9/21/2018	16,020
iShares 20+ Year Treasury Bond ETF	Pershing	700	8,540,000	122.00	9/21/2018	224,000
iShares US Real Estate ETF	Pershing	700	5,600,000	80.00	9/21/2018	58,100
Las Vegas Sands Corp.	Pershing	120	840,000	70.00	8/17/2018	8,400
LyondellBasell Industries NV	Pershing	100	1,050,000	105.00	8/17/2018	9,250
S&P 500 Index	Pershing	200	16,000,000	800.00	9/21/2018	700,000
Simon Property Group, Inc.	Pershing	50	825,000	165.00	8/17/2018	1,700
SPDR S&P Oil & Gas Exploraton & Production ETF	Pershing	500	2,050,000	41.00	8/17/2018	13,500
Technology Select Sector SPDR ETF	Pershing	400	2,800,000	70.00	9/21/2018	57,600
Verizon Communications, Inc.	Pershing	300	1,380,000	46.00	8/17/2018	600
TOTAL PURCHASED PUT OPTIONS (Cost - $1,514,524)						1,137,770

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
July 31, 2018

Security	Counterparty	Contracts**	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS * - 2.6% (Continued)
PURCHASED CALL OPTIONS * - 0.9%
Cummins, Inc.	Pershing	100	$1,400,000	$140.00	9/21/2018	$57,500
iShares 20+ Year Treasury Bond	Pershing	1,000	12,200,000	122.00	8/17/2018	15,000
iShares 20+ Year Treasury Bond	Pershing	1,000	12,300,000	123.00	9/21/2018	40,000
S&P 500 Index	Pershing	100	28,250,000	2,825.00	9/21/2018	360,000
Technology Select Sector SPDR ETF	Pershing	900	6,570,000	73.00	8/17/2018	21,600
Walmart, Inc.	Pershing	300	2,700,000	90.00	9/21/2018	62,700
TOTAL PURCHASED CALL OPTIONS (Cost - $836,809)						556,800
TOTAL PURCHASED OPTIONS (Cost - $2,351,333)						1,694,570

Security	Shares	Rate		Value
SHORT-TERM INVESTMENT - 13.1%
MONEY MARKET FUND - 13.1%
Invesco Short-Term Investments Trust Treasury Portfolio - Institutional Class	8,582,030	1.79	% +	8,582,029
TOTAL SHORT-TERM INVESTMENT (Cost - $8,582,029)

COLLATERAL FOR SECURITIES LOANED - 11.9%
Mount Vernon Prime Portfolio (Cost - $7,852,863)	7,852,863	2.17	% +	7,852,863

TOTAL INVESTMENTS - 109.1% (Cost - $69,366,522)				$71,690,620
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1)%				(5,999,350)
NET ASSETS - 100.0%				$65,691,270

*	Non-Income producing security.

**	Each Purchased Put Option and Call Option contract allows the Fund to sell/buy 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of July 31, 2018

^	All of a portion of these securities are on loan. Total loaned securities had a value of $7,668,096 at July 31, 2018.

ADR - American Depositary Receipt.

PLC - Public Limited Company

ETF - Exchange Traded Fund

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
July 31, 2018

Security	Variable Rate	Principal Amount		Interest Rate%		Maturity Date	Value
CORPORATE BONDS & NOTES - 39.2%
AGRICULTURE - 0.6%
BAT International Finance PLC		200,000	EUR	0.8750		10/13/2023	$233,800

APPAREL - 1.5%
LVMH Moet Hennessy Louis Vuitton SE		450,000	EUR	0.3750		5/26/2022	530,358

AUTO MANUFACTURERS - 2.0%
BMW Finance NV		400,000	EUR	0.7500		4/15/2024	469,642
FCE Bank PLC		200,000	EUR	1.8750		6/24/2021	243,091
							712,733
BANKS - 14.5%
ABN AMRO Bank NV		200,000	EUR	6.3750		4/27/2021	271,955
Banco de Sabadell SA		300,000	EUR	0.6250		11/3/2020	356,238
BPCE SA		100,000	EUR	4.6250		7/18/2023	135,185
CaixaBank SA		400,000	EUR	0.6250		11/12/2020	475,437
Commonwealth Bank of Australia	Euro 5 Year Swap Rate + 1.75%	200,000	EUR	2.0000	+	4/22/2027	238,859
Credit Agricole SA/London		200,000	EUR	1.8750		12/20/2026	237,640
Credit Suisse Group Funding Guernsey Ltd.		200,000	EUR	1.2500		4/14/2022	238,979
Danske Bank A/S		350,000	EUR	0.5000		5/6/2021	414,073
HSBC Holdings PLC		200,000	EUR	6.0000		6/10/2019	246,092
ING Bank NV	Euro 5 Year Swap Rate + 2.25%	200,000	EUR	3.6250	+	2/25/2026	251,009
KBC Group NV	Euro 5 Year Swap Rate + 1.98%	200,000	EUR	2.3750	+	11/25/2024	240,311
Lloyds Bank PLC		200,000	EUR	6.5000		3/24/2020	257,740
National Australia Bank Ltd.		150,000	GBP	5.1250		12/9/2021	219,123
Nordea Bank AB	Euro 5 Year Swap Rate + 1.25%	200,000	EUR	1.0000	+	9/7/2026	233,800
Santander UK PLC		100,000	EUR	2.0000		1/14/2019	118,186
Societe Generale SA		100,000	EUR	0.7500		5/26/2023	118,095
Sumitomo Mitsui Financial Group, Inc.	3M Libor + 0.74%	250,000	USD	3.0760	+	1/17/2023	249,981
UBS Group Funding Switzerland AG		200,000	EUR	1.2500		9/1/2026	230,878
Westpac Banking Corp.		650,000	EUR	0.3750		3/5/2023	752,277
							5,285,858
BEVERAGES - 2.6%
Anheuser-Busch InBev SA/NV		300,000	EUR	0.8750		3/17/2022	359,084
Anheuser-Busch InBev SA/NV		70,000	EUR	2.7500		3/17/2036	86,890
Heineken NV		200,000	EUR	3.5000		3/19/2024	269,281
Pernod Richard SA		200,000	EUR	1.5000		5/18/2026	241,185
							956,440
BUILDING MATERIALS - 0.5%
HeidelbergCement AG		150,000	EUR	2.2500		6/3/2024	186,755

CHEMICALS - 2.1%
Air Liquide Finance SA		500,000	EUR	0.7500		6/13/2024	592,058
Linde Finance BV		150,000	EUR	3.1250		12/12/2018	177,667
							769,725
ELECTRIC - 3.2%
Enel Finance International NV		200,000	EUR	1.9660		1/27/2025	243,065
Engie SA		300,000	EUR	2.3750		5/19/2026	387,659
Iberdrola Finanzas SAU		200,000	EUR	1.0000		3/7/2025	235,731
Innogy Finance BV		250,000	EUR	1.0000		4/13/2025	291,931
							1,158,386
ENGINEERING & CONSTRUCTION - 1.9%
ABB Finance BV		450,000	EUR	2.6250		3/26/2019	536,188
Heathrow Funding Ltd.		100,000	GBP	7.1250		2/14/2024	160,644
							696,832
FOOD - 0.6%
Danone SA		200,000	EUR	0.7090		11/3/2024	234,231

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2018

Security	Variable Rate	Principal Amount		Interest Rate%		Maturity Date	Value
CORPORATE BONDS & NOTES - 39.2% (Continued)
HEALTHCARE PRODUCTS - 0.3%
Limacorporate SpA	3M Euro Libor + 3.75%	100,000	EUR	3.7500	+	8/15/2023	$116,026

INSURANCE - 2.1%
Great-West Lifeco, Inc.		300,000	EUR	2.5000		4/18/2023	382,226
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd.		300,000	EUR	3.3750		6/27/2022	391,999
							774,225
MINING - 1.0%
Anglo American Capital PLC		200,000	EUR	3.2500		4/3/2023	252,802
Glencore Finance Europe SA		100,000	EUR	1.6250		1/18/2022	119,439
							372,241
OIL & GAS - 2.3%
BG Energy Capital PLC		350,000	EUR	1.2500		11/21/2022	424,185
BP Capital Markets PLC		350,000	EUR	0.8300		9/19/2024	410,255
							834,440
PACKAGING & CONTAINERS - 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.		100,000	EUR	2.7500		3/15/2024	117,999

REAL ESTATE - 0.7%
DEMIRE Deutsche Mittelstand Real Estate AG		100,000	EUR	2.8750		7/15/2022	119,373
Westfield America Management Ltd.		100,000	GBP	2.1250		3/30/2025	129,089
							248,462
SAVINGS & LOANS - 1.5%
Nationwide Building Society		350,000	EUR	1.6250		4/3/2019	414,678
Nationwide Building Society		100,000	GBP	5.6250		9/9/2019	137,671
							552,349
TELECOMMUNICATIONS - 1.5%
Deutsche Telekom International Finance BV		250,000	EUR	0.6250		4/3/2023	294,501
Telecom Italia SpA/Milano		50,000	GBP	6.3750		6/24/2019	68,118
Telecom Italia SpA/Milano		150,000	EUR	2.5000		7/19/2023	179,521
							542,140

TOTAL CORPORATE BONDS & NOTES (Cost - $14,072,454)							14,323,000

FOREIGN GOVERNMENT BONDS - 53.5%
Bundesrepublik Deutschland Bundesanleihe		520,000	EUR	0.5000		2/15/2028	615,240
Bundesrepublik Deutschland Bundesanleihe		340,000	EUR	4.7500		7/4/2034	639,046
Bundesrepublik Deutschland Bundesanleihe		220,000	EUR	2.5000		7/4/2044	345,043
Bundesrepublik Deutschland Bundesanleihe		100,000	EUR	2.5000		8/15/2046	158,558
Canadian Government Bond		160,000	CAD	5.0000		6/1/2037	171,383
Canadian Government Bond		280,000	CAD	3.5000		12/1/2045	262,987
Denmark Government Bond		2,420,000	DKK	3.0000		11/15/2021	422,562
French Republic Government Bond OAT		650,000	EUR	0.7500		5/25/2028	766,502
French Republic Government Bond OAT		130,000	EUR	1.2500		5/25/2034	154,965
French Republic Government Bond OAT		70,000	EUR	4.7500		4/25/2035	127,740
French Republic Government Bond OAT		190,000	EUR	4.5000		4/25/2041	358,541
Indonesia Government International Bond - 144A		100,000	EUR	2.1500		7/18/2024	119,381
Indonesia Treasury Bond		2,450,000,000	EUR	6.1250		5/15/2028	151,638
Ireland Government Bond		130,000	EUR	5.4000		3/13/2025	201,629
Italy Buoni Poliennali Del Tesoro		180,000	EUR	4.2500		9/1/2019	219,358
Italy Buoni Poliennali Del Tesoro		120,000	EUR	5.5000		11/1/2022	161,627
Italy Buoni Poliennali Del Tesoro		410,000	EUR	4.5000		3/1/2024	539,330
Italy Buoni Poliennali Del Tesoro		480,000	EUR	3.7500		9/1/2024	609,856
Italy Buoni Poliennali Del Tesoro		230,000	EUR	2.0500		8/1/2027	255,841
Italy Buoni Poliennali Del Tesoro		270,000	EUR	5.0000		9/1/2040	389,230

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2018

Security	Variable Rate	Principal Amount		Interest Rate%		Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 53.5% (Continued)
Japan Government Ten Year Bond		77,650,000	JPY	0.8000		9/20/2022	$719,585
Japan Government Thirty Year Bond		52,750,000	JPY	1.5000		3/20/2045	564,556
Japan Government Thirty Year Bond		48,950,000	JPY	0.5000		9/20/2046	412,981
Japan Government Twenty Year Bond		224,150,000	JPY	1.9000		9/20/2023	2,207,904
Japan Government Twenty Year Bond		123,700,000	JPY	2.1000		12/20/2027	1,317,299
Japan Government Twenty Year Bond		84,950,000	JPY	1.7000		9/20/2033	912,621
Kingdom of Belgium Government Bond		130,000	EUR	4.2500		9/28/2022	180,519
Kingdom of Belgium Government Bond- 144A		130,000	EUR	5.0000		3/28/2035	239,144
Malaysia Government Bond		220,000	MYR	4.1810		7/15/2024	54,777
Malaysia Government Bond		480,000	MYR	3.9000		11/30/2026	115,930
Mexican Bonos		3,270,000	MXN	5.7500		3/5/2026	155,312
Portugal Obrigacoes do Tesouro OT - 144A		100,000	EUR	4.1250		4/14/2027	140,984
Province of Ontario Canada		280,000	CAD	2.4000		6/2/2026	207,497
Republic of Austria Government Bond - 144A		270,000	EUR	1.2000		10/20/2025	336,396
Republic of Poland Government Bond		360,000	PLN	5.7500		9/23/2022	111,993
Russian Foreign Bond - Eurobond - 144A		200,000	USD	4.2500		6/23/2027	195,378
Spain Government Bond - 144A		600,000	EUR	4.0000		4/30/2020	755,398
Spain Government Bond - 144A		100,000	EUR	5.4000		1/31/2023	144,163
Spain Government Bond - 144A		150,000	EUR	3.8000		4/30/2024	207,532
Spain Government Bond - 144A		210,000	EUR	1.9500		4/30/2026	263,088
Spain Government Bond - 144A		90,000	EUR	1.4500		10/31/2027	107,008
Spain Government Bond - 144A		80,000	EUR	2.3500		7/30/2033	99,439
Spain Government Bond - 144A		190,000	EUR	4.2000		1/31/2037	298,387
Sweden Government Bond		770,000	SEK	4.2500		3/12/2019	90,367
Swiss Confederation Government Bond		480,000	CHF	4.0000		2/11/2023	582,303
United Kingdom Gilt		250,000	GBP	2.7500		9/7/2024	359,305
United Kingdom Gilt		450,000	GBP	1.5000		7/22/2026	600,600
United Kingdom Gilt		290,000	GBP	4.2500		6/7/2032	505,714
United Kingdom Gilt		185,000	GBP	4.5000		12/7/2042	372,918
United Kingdom Gilt		250,000	GBP	3.2500		1/22/2044	425,021
United Kingdom Gilt		70,000	GBP	4.2500		12/7/2055	157,341
United Kingdom Gilt		20,000	GBP	4.0000		1/22/2060	44,883
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $19,748,796)							19,556,800

WHOLE LOAN COLLATERAL - 0.4%
Bankinter 10 FTA	3M Euro Libor + 0.16%	94,610	EUR	0.0000	+	6/21/2043	110,205
Fondo de Titulizacion de Activos Santander Hipotecario 2	3M Euro Libor + 0.15%	42,492	EUR	0.0000	+	1/18/2049	49,111
TOTAL WHOLE LOAN COLLATERAL (Cost - $144,988)							159,316

		Shares
SHORT - TERM INVESTMENT - 3.7%
MONEY MARKET FUND - 3.7%
Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class		1,330,041		1.8000	+		1,330,041
TOTAL SHORT-TERM INVESTMENT (Cost - $1,330,041)

TOTAL INVESTMENTS - 96.8% (Cost - $35,296,279)							$35,369,157
OTHER ASSETS LESS LIABILITIES - 3.2%							1,179,610
NET ASSETS - 100.0%							$36,548,767

CAD - Canadian Dollar	EUR - Euro	MXN - Mexican Peso	SEK - Swedish Krona

CHF - Swiss Franc	GBP - United Kingdom Pound	MYR - Malaysian Ringgit	USD - US Dollar

DKK - Danish Krone	JPY - Japanese Yen	PLN - Polish Zloty

+	Variable rate security. Interest rate is as of July 31, 2018.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $2,906,299 or 8.0% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2018

Futures Contracts *	Counterparty	Contracts	Notional	Expiration	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED - 0.1%
Australian 10Y BOND Future	Credit Suisse	6	$576,323	9/17/2018	$7,335
Canadian 10Y Bond Future	Credit Suisse	4	414,040	9/19/2018	2,714
EURO BUXL 30Y Bond Future	Credit Suisse	3	616,383	9/6/2018	3,125
EURO-SCHATZ Future	Credit Suisse	8	1,047,477	9/6/2018	(681)
Japanese 10Y Bond Future	Credit Suisse	1	1,346,168	9/12/2018	187
Long Gilt Future	Credit Suisse	1	160,925	9/26/2018	(563)
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED					12,117

FUTURES CONTRACTS SOLD - (0.1)%
EURO-BOBL Future	Credit Suisse	(27)	(4,157,742)	9/6/2018	(4,205)
EURO-BOND Future	Credit Suisse	(4)	(756,227)	9/6/2018	(3,751)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD					(7,956)

NET UNREALIZED GAIN FROM FUTURES CONTRACTS					$4,161

*	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

Portfolio Composition ** - (Unaudited)
Japan	18.1%	Germany	5.8%
Britain	14.7%	Australia	3.8%
France	11.0%	United Sates	3.8%
Spain	8.8%	Belgium	3.1%
Netherlands	7.9%	Other Countries	15.8%
Italy	7.2%	Total	100.00%

**	Based on total value of investments as of July 31, 2018.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2018

As of July 31, 2018 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell USD and To Buy:
Australian Dollar		9/19/2018	Barclays	$1,197,707		$890,537		$5,491
Canadian Dollar		9/19/2018	Barclays	1,289,060		990,934		10,549
Canadian Dollar		9/19/2018	Citigroup	41,027		31,538		338
Japanese Yen		9/19/2018	Barclays	535,584,100		4,801,137		(35,558)
Japanese Yen		9/19/2018	Citigroup	6,951,106		62,312		(462)
New Zealand Dollar		9/19/2018	Citigroup	103,497		70,456		118
Brazilian Real		10/25/2018	Citigroup	1,280,000		337,772		11,582
Indonesian Rupiah		10/25/2018	Citigroup	5,418,863,000		371,571		1,431
South Korean Won		10/25/2018	Barclays	895,663,000		802,523		(1,223)
Mexican Peso		10/25/2018	Barclays	631,708		33,360		1,231
Russian Ruble		10/25/2018	Citigroup	5,038,000		80,022		3,787
Singapore Dollar		10/25/2018	Barclays	165,000		121,432		239
								$(2,477)

								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Sold		Market Value		(Depreciation)
To Buy USD and To Sell:
Euro		9/19/2018	Barclays	$(4,032,277)		$(4,735,967)		$4,781
Australian Dollar		9/19/2018	Citigroup	(48,000)		(35,690)		(218)
Euro		9/19/2018	Citigroup	(311,811)		(366,227)		370
British Pound		9/19/2018	Citigroup	(539,068)		(708,649)		7,341
Brazilian Real		10/25/2018	Citigroup	(1,280,000)		(337,772)		(4,525)
								$7,749

				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Swiss Franc	9/19/2018	Barclays	$163,031	$(189,483)	$191,482	$(192,228)	$(746)
Euro	Danish Krona	9/19/2018	Barclays	187,596	(1,397,569)	220,334	(220,374)	(40)
Euro	Swedish Krone	9/19/2018	Citigroup	588,239	(6,045,924)	690,895	(690,774)	122
British Pound	Euro	9/19/2018	Barclays	458,894	(518,437)	603,254	(608,911)	(5,657)
Norwegian Krone	Euro	9/19/2018	Barclays	646,219	(68,257)	79,478	(80,169)	(691)
Swedish Krona	Euro	9/19/2018	Barclays	7,561,925	(735,782)	863,984	(864,186)	(203)
Czech Koruna	Euro	10/25/2018	Barclays	1,121,861	(42,850)	51,480	(50,470)	1,010
Hungary Forint	Euro	10/25/2018	Citigroup	14,302,000	(43,681)	52,481	(51,448)	1,032
Polish Zloty	Euro	10/25/2018	Barclays	150,000	(33,902)	41,079	(39,930)	1,148
								$(4,025)

Net Unrealized Gain on Forward Currency Contracts								$1,247

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
July 31, 2018

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
BONDS & NOTES - 30.5%
BANKS - 5.8%
Barclays PLC	$1,000,000	8.250%		12/18/2024	$1,020,161
Credit Suisse Group AG - 144A	1,000,000	6.250		1/10/2028	1,006,278
					2,026,439
CHEMICALS - 2.4%
Braskem SA - 144A	900,000	4.500		1/10/2028	859,500

COMPUTERS - 2.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. - 144A	800,000	8.100		7/15/2036	950,469

DIVERSIFIED FINANCIAL SERVICES - 2.3%
TMX Finance LLC - 144A	800,000	11.125		4/1/2023	823,000

ENTERTAINMENT - 1.5%
Enterprise Development Authority - 144A	550,000	12.000		7/15/2024	536,250

FOOD - 2.3%
JBS Investments GmbH - 144A	800,000	7.750		10/28/2020	823,120

INSURANCE - 2.9%
United Insurance Holdings Corp.	1,000,000	6.250		12/15/2027	1,023,827

MEDIA - 7.8%
American Media, Inc. - 144A ^	1,500,000	5.500		9/1/2021	1,498,125
Twenty-First Century Fox, Inc.	1,000,000	6.400		12/15/2035	1,253,629
					2,751,754
MINING - 2.8%
Freeport-McMoRan, Inc.	1,100,000	5.450		3/15/2043	982,300

TOTAL BONDS & NOTES (Cost - $10,635,449)					10,776,659

FOREIGN SOVEREIGN - 2.9%
Republic of Argentina	1,020,000	6.250		4/22/2019	1,028,680
TOTAL FOREIGN SOVEREIGN (Cost - $1,025,923)

U.S. GOVERNMENT - 42.4%
Treasury Bill	4,350,000	1.839		8/9/2018	4,348,207
Treasury Bill	5,320,000	1.863		8/23/2018	5,313,912
Treasury Bill	5,320,000	1.881		9/6/2018	5,309,972
TOTAL U.S. GOVERNMENT (Cost - $14,972,146)					14,972,091

	Shares
SHORT-TERM INVESTMENT - 23.7%
MONEY MARKET FUND - 23.7%
First American Government Obligations Fund - Class Z	8,389,013	1.77	% +		8,389,013
TOTAL SHORT-TERM INVESTMENT (Cost - $8,389,013)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2018

		Interest
Security	Shares	Rate		Value
COLLATERAL FOR SECURITIES LOANED - 0.3%
Mount Vernon Prime Portfolio (Cost - $103,750)	103,750	2.17	% +	$103,750

TOTAL INVESTMENTS - 99.8% (Cost - $35,126,281)				$35,270,193
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				65,110
TOTAL NET ASSETS - 100.0%				$35,335,303

^	All or a portion of these securities are on loan. Total loaned securities had a value of $101,667 at July 31, 2018.

+	Variable rate security. Interest rate is as of July 31, 2018.

LLC - Limitied Liability Company

PLC - Public Limitied Company

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amount to $6,496,742 or 18.4% of net assets.

				Unrealized
	Short	Notional		Appreciation/
Security	Contracts	Amount	Maturity	(Depreciation)
OPEN SHORT FUTURES CONTRACT - (0.1)%
U.S. Treasury Long Bond Future	16	$2,287,500	September-18	$35,219
NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACT

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.3%
AEROSPACE/DEFENSE - 2.9%
Northrop Grumman Corp.	3,393	$1,019,563
Raytheon Co.	6,585	1,304,027
		2,323,590
AIRLINES - 1.3%
Delta Air Lines, Inc.	18,967	1,032,184

APPAREL - 0.7%
PVH Corp.	3,559	546,378

AUTO PARTS & EQUIPMENT - 1.2%
BorgWarner, Inc.	21,864	1,006,181

BANKS - 13.6%
Bank of America Corp.	90,434	2,792,602
Huntington Bancshares, Inc.	65,505	1,011,397
JPMorgan Chase & Co.	28,968	3,329,871
Morgan Stanley	15,551	786,258
State Street Corp.	11,015	972,735
SunTrust Banks, Inc. ^	16,282	1,173,444
Wells Fargo & Co. ^	15,526	889,485
		10,955,792
BEVERAGES - 1.4%
PepsiCo, Inc.	9,728	1,118,720

BIOTECHNOLOGY - 2.3%
Biogen, Inc. *	2,720	909,486
Gilead Sciences, Inc.	12,431	967,505
		1,876,991
BUILDING MATERIALS - 0.9%
Owens Corning	11,177	695,433

CHEMICALS - 2.1%
Air Products & Chemicals, Inc.	6,094	1,000,452
Westlake Chemical Corp.	6,705	718,910
		1,719,362
COMMERCIAL SERVICES - 0.7%
Quanta Services, Inc. *	15,284	520,726

COSMETICS / PERSONAL CARE - 1.3%
Procter & Gamble Co.	12,829	1,037,610

DIVERSIFIED FINANCIAL SERVICES - 5.7%
American Express Co.	9,497	945,141
Ameriprise Financial, Inc.	5,182	754,862
Discover Financial Services	15,906	1,135,847
E*TRADE Financial Corp *	13,652	816,526
Intercontinental Exchange, Inc.	12,728	940,727
		4,593,103
ELECTRIC - 5.1%
American Electric Power Co., Inc.	12,185	866,841
DTE Energy Co.	6,499	705,401
Public Service Enterprise Group, Inc.	22,114	1,140,198
Xcel Energy, Inc.	29,875	1,399,943
		4,112,383
ELECTRONICS - 1.0%
Honeywell International, Inc.	5,244	837,205

ENVIRONMENTAL CONTROL - 1.7%
Waste Management, Inc.	15,196	1,367,640

FOOD - 1.2%
Tyson Foods, Inc.	16,524	952,609

HAND / MACHINE TOOLS - 0.6%
Stanley Black & Decker, Inc.	3,266	488,169
Security	Shares	Value
HEALTHCARE-PRODUCTS - 3.5%
Danaher Corp.	5,680	$582,655
Hill-Rom Holdings, Inc.	5,363	505,195
Medtronic PLC	8,697	784,730
Thermo Fisher Scientific, Inc.	3,842	901,064
		2,773,644
HEALTHCARE-SERVICES - 2.4%
Laboratory Corp of America Holdings *	5,479	960,688
UnitedHealth Group, Inc.	3,713	940,206
		1,900,894
INSURANCE - 4.4%
Allstate Corp.	8,300	789,496
Berkshire Hathaway, Inc. *	2,639	522,179
Chubb Ltd. ^	10,459	1,461,331
Travelers Cos, Inc.	5,783	752,600
		3,525,606
INTERNET - 0.9%
eBay, Inc. *	21,287	712,050

IRON / STEEL - 0.7%
Nucor Corp.	8,582	574,393

MACHINERY- DIVERSIFIED - 0.7%
Caterpillar, Inc.	3,749	539,106

MEDIA - 4.1%
Comcast Corp.	44,050	1,576,109
Viacom, Inc.	29,881	868,043
Walt Disney Co. ^	7,080	804,005
		3,248,157

MISCELLANEOUS MANUFACTURING - 1.2%
Parker-Hannifin Corp.	5,634	952,428

OIL & GAS - 10.8%
Chevron Corp.	17,333	2,188,638
ConocoPhillips	19,885	1,435,100
Energen Corp. *	8,724	647,146
EOG Resources, Inc. ^	9,851	1,270,188
Exxon Mobil Corp.	15,252	1,243,516
Marathon Petroleum Corp. ^	15,779	1,275,417
Noble Energy, Inc. ^	16,952	611,798
		8,671,803
OIL & GAS SERVICES - 0.7%
Halliburton Co.	13,477	571,694

PHARMACEUTICALS - 7.2%
AbbVie, Inc.	9,893	912,431
Allergan PLC	4,262	784,592
Eli Lilly & Co.	6,114	604,124
Johnson & Johnson ^	12,424	1,646,428
Pfizer, Inc.	45,391	1,812,463
		5,760,038
REITS - 4.1%
Alexandria Real Estate Equities Inc.	6,223	793,059
Equity LifeStyle Properties, Inc.	8,382	762,678
Highwoods Properties, Inc.	10,175	499,695
Prologis, Inc.	18,276	1,199,271
		3,254,703
RETAIL - 0.8%
Home Depot, Inc.	3,399	671,371

SEMICONDUCTORS - 2.9%
Broadcom Ltd	4,074	903,491
ON Semiconductor Corp. * ^	39,349	867,645
Qualcomm, Inc.	8,853	567,389
		2,338,525

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.3% (Continued)
SOFTWARE - 3.4%
Microsoft Corp.	14,219	$1,508,352
Oracle Corp. ^	25,762	1,228,332
		2,736,684
TELECOMMUNICATIONS - 6.8%
AT&T, Inc.	59,024	1,886,997
Cisco Systems, Inc.	40,290	1,703,864
Verizon Communications, Inc.	35,988	1,858,420
		5,449,281

TOTAL COMMON STOCKS (Cost - $62,737,979)		78,864,453

SHORT - TERM INVESTMENT - 2.2%
MONEY MARKET FUND - 2.2%
STIT-STIC Prime Portfolio - 1.93% + (Cost - $1,797,710)	1,797,710	1,797,710

COLLATERAL FOR SECURITIES LOANED - 12.2%
Mount Vernon Prime Portfolio 2.17% + #	9,793,434	9,793,434
(Cost - $9,793,434)
Security	Shares	Value

TOTAL INVESTMENTS - 112.7% (Cost - $74,329,123)		$90,455,597
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)%		(10,184,601)
NET ASSETS - 100.0%		$80,270,996

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,534,997 at July 31, 2018.

+	Variable rate security. Interest rate is as of July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Financial	24.7%	Technology	5.6%
Consumer, Non-cyclical	17.6%	Utilities	4.6%
Collateral for Securities Loaned	10.8%	Consumer Staples	3.6%
Communications	10.4%	Materials	2.5%
Energy	10.2%	Others	2.0%
Industrial	8.0%	Total	100.0%

*	Based on total value of investments as of July 31, 2018.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 99.5%
BIOTECHNOLOGY - 7.4%
Alexion Pharmaceuticals, Inc. *	10,427	$1,386,374
BioMarin Pharmaceutical, Inc. * ^	7,711	775,418
Illumina, Inc. *	8,932	2,897,183
Vertex Pharmaceuticals, Inc. *	7,141	1,250,032
		6,309,007
COMMERCIAL SERVICES - 9.0%
PayPal Holdings, Inc. *	30,439	2,500,259
S&P Global, Inc.	8,206	1,644,811
Square, Inc. * ^	27,844	1,800,115
TransUnion	23,102	1,672,585
		7,617,770
DIVERSIFIED FINANCIAL SERVICES - 14.5%
Charles Schwab Corp.	39,470	2,015,338
Mastercard, Inc. ^	24,419	4,834,962
Visa, Inc. ^	39,540	5,406,700
		12,257,000
HEALTHCARE-PRODUCTS - 5.2%
Align Technology, Inc. *	6,121	2,183,055
Edwards Lifesciences Corp. *	15,756	2,244,442
		4,427,497
INTERNET - 24.6%
Alibaba Group Holding Ltd. - ADR * ^	18,032	3,376,131
Alphabet, Inc. *	4,478	5,450,890
Amazon.com, Inc. *	3,845	6,834,257
Booking Holdings, Inc. *	1,002	2,032,777
Facebook, Inc. *	18,413	3,177,716
		20,871,771
RETAIL - 6.6%
Burlington Stores, Inc. *	11,370	1,737,450
Home Depot, Inc.	8,162	1,612,158
Ulta Beauty, Inc. *	9,104	2,224,927
		5,574,535
SEMICONDUCTORS - 3.6%
NVIDIA Corp.	12,497	3,060,015
Security	Shares	Value
SOFTWARE - 28.6%
Adobe Systems, Inc. *	20,389	$4,988,780
Autodesk, Inc. *	11,075	1,422,473
Microsoft Corp.	39,676	4,208,830
Salesforce.com, Inc. *	39,912	5,473,931
ServiceNow, Inc. *	15,984	2,812,545
Splunk, Inc. *	17,699	1,700,874
Veeva Systems, Inc. *	28,346	2,143,808
Workday, Inc. * ^	11,690	1,449,794
		24,201,035

TOTAL COMMON STOCKS (Cost - $46,452,837)		84,318,630

SHORT-TERM INVESTMENT - 1.5%
MONEY MARKET FUND - 1.5%
First American Institutional Prime Obligations Fund - Institutional Class 2.02% + (Cost - $1,275,990)	1,275,990	1,275,990

COLLATERAL FOR SECURITIES LOANED - 10.7%
Mount Vernon Prime Portfolio, 2.17% +# (Cost - $9,045,012)	9,045,012	9,045,012

TOTAL INVESTMENTS - 111.7% (Cost - $56,773,839)		$94,639,632
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%		(9,927,918)
NET ASSETS - 100.0%		$84,711,714

^	All or a portion of these securities are on loan. Total loaned securities had a value of $8,881,081 at July 31, 2018.

*	Non-Income producing security.

ADR - American Depositary Receipt.

+	Variable rate security. Interest rate is as of July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.1%
AEROSPACE / DEFENSE - 0.4%
BAE Systems PLC - ADR ^	3,174	$110,360
IHI Corp.	4,300	150,848
Safran SA	1,991	247,040
		508,248
AGRICULTURE - 0.5%
Imperial Brands PLC	6,138	234,928
Swedish Match AB	7,783	425,786
		660,714
AIRLINES - 0.3%
Turk Hava Yollari AO *	111,553	393,885

APPAREL - 0.9%
Adidas AG	3,064	677,837
Burberry Group PLC - ADR	2,500	69,100
Gildan Activewear, Inc.	13,499	346,249
		1,093,186
AUTO MANUFACTURERS - 1.6%
Ferrari NV	3,022	401,330
Fiat Chrysler Automobiles NV *	3,020	51,525
Peugeot SA	20,572	591,223
Renault SA	3,188	280,327
Suzuki Motor Corp	10,100	593,398
		1,917,803
AUTO PARTS & EQUIPMENT - 1.5%
Cie Generale des Etablissements Michelin SCA	1,588	204,049
Continental AG	4,192	966,652
Denso Corp	12,800	632,446
		1,803,147
BANKS - 5.8%
Banco Bradesco SA - ADR	39,677	320,590
Banco do Brasil SA - ADR	16,500	142,164
Banco do Brasil SA *	28,800	249,005
Banco Santander Brasil SA	4,300	41,779
Bank of China Ltd. - ADR	2,800	33,040
Bank of China Ltd.	386,000	182,397
Bank of Communications Co. Ltd.	384,000	278,057
BNP Paribas SA	5,784	375,432
Concordia Financial Group Ltd. *	23,100	124,062
Credicorp Ltd.	1,460	334,004
Danske Bank A/S	25,689	747,157
Erste Group Bank AG - ADR	5,100	110,415
Grupo Financiero Banorte SAB de CV	25,800	179,752
Grupo Financiero Banorte SAB de CV *	1,828	64,346
ING Groep NV	17,479	267,357
Intesa Sanpaolo SpA	251,635	771,633
Intesa Sanpaolo SpA *	26,237	83,626
Itau Unibanco Holding SA	30,600	367,365
Itau Unibanco Holding SA	16,280	172,913
Sberbank of Russia PJSC - ADR *	52,386	738,119
Taiwan Business Bank *	1,033,000	340,947
Toronto-Dominion Bank ^	14,596	863,791
Turkiye Garanti Bankasi AS	94,550	136,875
Turkiye Is Bankasi	81,167	84,229
Turkiye Vakiflar Bankasi TAO *	16,055	13,500
Yapi ve Kredi Bankasi AS *	184,313	79,716
		7,102,271
Security	Shares	Value
BEVERAGES - 1.1%
Ambev SA	41,100	$211,700
Asahi Group Holdings Ltd.	5,000	242,753
Coca-Cola European Partners PLC	2,997	123,596
Coca-Cola HBC AG	3,447	122,768
Diageo PLC - ADR	3,992	587,902
Treasury Wine Estates Ltd.	4,877	66,826
		1,355,545
BIOTECHNOLOGY - 0.6%
CSL Limited	5,392	789,363

BUILDING MATERIALS - 0.7%
Asahi Glass Co. Ltd.	5,900	247,020
Asia Cement Corp. *	44,000	58,640
Cie de Saint-Gobain	4,573	203,430
James Hardie Industries PLC - ADR	20,954	335,249
		844,339
CHEMICALS - 2.9%
BASF SE *	10,177	976,137
Covestro AG	7,604	730,701
Croda International PLC	826	55,693
IRPC PCL **	679,900	131,300
Koninklijke DSM NV	5,810	619,601
Mitsubishi Gas Chemical Co., Inc.	13,400	299,062
Nissan Chemical Corp. *	5,400	241,820
Shin-Etsu Chemical Co. Ltd.	3,500	353,670
Sumitomo Chemical Co. Ltd.	14,000	80,532
		3,488,516
COAL - 0.2%
China Shenhua Energy Co. Ltd.	129,000	292,556

COMMERCIAL SERVICES - 2.4%
Adecco Group AG	1898	116,701
Ashtead Group PLC	11,360	348,533
Edenred	6,784	266,266
Experian PLC	20,616	505,860
Recruit Holdings Co Ltd	14,600	399,615
RELX NV	42,562	926,223
RELX PLC	8,912	194,051
Wirecard AG	613	114,745
		2,871,994
COMPUTERS - 1.8%
Capgemini SE	1,436	183,822
CGI Group, Inc. *	4,300	276,705
Check Point Software Technologies Ltd. * ^	5,374	605,488
Compal Electronics, Inc.	375,000	233,341
Computershare Ltd.	25,961	351,615
NTT Data Corp. *	33,800	384,577
Obic Co Ltd.	1,500	128,717
		2,164,265
COSMETICS / PERSONAL CARE - 3.8%
Kao Corp.	10,900	795,378
Kose Corp.	2,300	440,368
L’Oreal SA	2,925	715,215
Pola Orbis Holdings, Inc.	7,500	290,318
Shiseido Co Ltd.	2,400	176,612
Unicharm Corp.	23,500	714,859
Unilever NV	20357	1,175,119
Unilever PLC	4648	265,355
		4,573,224

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.1% (Continued)
DISTRIBUTION / WHOLESALE - 0.5%
Marubeni Corp.	9,000	$68,635
Mitsubishi Corp.	5,000	139,609
Sumitomo Corp.	7,500	123,363
Toyota Tsusho Corp.	7,500	256,087
		587,694
DIVERSIFIED FINANANCIAL SERVICES - 2.1%
B3 SA - Brasil Bolsa Balcao	35,500	223,679
China Merchants Securities Co. Ltd.	152,400	194,879
Deutsche Boerse AG	3,126	412,212
Fubon Financial Holding Co. Ltd.	29,000	48,112
Hana Financial Group, Inc.	10,225	411,123
Hargreaves Lansdown PLC	7,275	198,113
Japan Exchange Group, Inc.	7,600	135,040
Nomura Holdings, Inc.	55,300	261,907
Partners Group Holding AG	349	264,885
Schroders PLC *	5,394	168,012
Yuanta Financial Holding Co. Ltd. *	498,000	229,722
		2,547,684
ELECTRIC - 1.9%
Centrais Eletricas Brasileiras SA *	37,200	171,114
CEZ AS	4,959	130,257
EDP Renovaveis SA	6,634	68,562
Enel SpA *	212,026	1,181,890
Fortum OYJ *	16,246	408,393
Kansai Electric Power Co., Inc.	2,400	34,127
Origin Energy Ltd .*	8,679	63,011
Verbund AG	5,004	197,415
		2,254,769
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
Brother Industries Ltd	10,100	205,801
Schneider Electric SE	7,618	611,832
		817,633
ELECTRONICS - 1.7%
AU Optronics Corp. *	103,000	44,578
Hoya Corp.	9,700	583,043
Kyocera Corp.	6,100	354,625
Nidec Corp.	5,300	768,967
Synnex Technology International Corp.	187,050	267,332
		2,018,545
ENGINEERING & CONSTRUCTION - 0.0%
Enka Insaat ve Sanayi AS *	1	1

ENTERTAINMENT - 0.7%
Aristocrat Leisure Ltd.	25,172	603,309
OPAP SA	18,132	202,564
		805,873
FOOD - 1.9%
CJ CheilJedang Corp. *	362	42,120
Orkla ASA	51,818	438,977
Seven & i Holdings Co. Ltd.	9,500	387,546
Tesco PLC - ADR	15,100	154,548
WH Group Ltd.	380,000	306,017
Wm Morrison Supermarkets PLC	29,595	101,416
Wm Morrison Supermarkets PLC - ADR	3,000	51,420
Woolworths Group Ltd.	24,036	538,056
Yakult Honsha Co Ltd.	4,000	288,118
		2,308,218
FOREST PRODUCTS & PAPER- 0.8%
Mondi PLC	5,864	161,135
Stora Enso OYJ	7,287	120,326
UPM-Kymmene OYJ	14,043	498,441
West Fraser Timber Co Ltd.	2,416	149,933
		929,835
GAS - 0.2%
National Grid PLC - ADR ^	805	43,534
Tokyo Gas Co., Ltd.	6,400	156,148
		199,682
Security	Shares	Value
HEALTHCARE - PRODUCTS - 2.6%
Essilor International Cie Generale d’Optique SA	2,247	$331,326
Getinge AB	12,450	133,942
Koninklijke Philips NV *	22,259	977,746
Olympus Corp.	6,900	279,805
QIAGEN NV *	2,135	77,454
Smith & Nephew PLC	27,710	479,481
Smith & Nephew PLC - ADR	8,738	306,791
Sonova Holding AG	1574	290,229
Sysmex Corp.	2400	227329
Terumo Corp.	2,200	120,725
		3,224,828
HEALTHCARE - SERVICES - 0.5%
Fresenius Medical Care AG & Co. KGaA	6,118	597,194

HOLDING COMPANIES-DIVERSIFIED - 0.3%
Haci Omer Sabanci Holding AS *	1	1
Itausa - Investimentos Itau SA *	136,638	378,999
		379,000
HOME BUILDERS - 0.0%
Persimmon PLC	954	31,010

HOME FURNISHINGS - 0.5%
Arcelik AS	1	2
LG Electronics, Inc.	2,286	153,226
Panasonic Corp.	30,200	387,610
		540,838
INSURANCE - 4.2%
Aegon NV - ADR ^	49,025	321,114
AIA Group Ltd.	43,400	379,996
Assicurazioni Generali SpA	30,414	539,656
AXA SA	30,706	774,168
China Life Insurance Co Ltd. *	102,460	108,534
Dai-ichi Life Holdings, Inc.	9,800	184,832
MS&AD Insurance Group Holdings, Inc.	20,500	627,207
NN Group NV	23,562	1,041,526
Porto Seguro SA	5,500	72,457
Shin Kong Financial Holding Co Ltd. *	633,000	240,465
Sompo Holdings, Inc.	6,000	243,593
Sony Financial Holdings, Inc.	2,600	49,907
Sul America SA	15,500	91,887
Tokio Marine Holdings, Inc.	8800	418,201
		5,093,543
INTERNET - 0.5%
Kakaku.com, Inc.	2,200	46,282
SEEK Ltd.	15,773	251,041
Start Today Co Ltd.	500	20,088
Trend Micro, Inc.	5400	318,711
		636,122
INVESTMENT COMPANIES - 0.5%
Hyundai Heavy Industries Holdings Co., Ltd. *	109	32,775
Investor AB	4,901	212,279
Pargesa Holding SA	3,627	302,993
		548,047
IRON / STEEL - 1.5%
BlueScope Steel Ltd.	15,592	205,001
JFE Holdings, Inc.	5,000	101,488
POSCO	1,122	330,222
Vale SA *	45,400	664,084
Vale SA - ADR	30,920	453,287
voestalpine AG	2,051	102,684
		1,856,766
LEISURE TIME - 0.4%
TUI AG *	19,994	428,060
Yamaha Motor Co., Ltd.	1,600	42,193
		470,253

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.1% (Continued)
LODGING - 1.8%
Crown Resorts Ltd.	41,967	$421,724
Galaxy Entertainment Group Ltd.	75,000	604,394
InterContinental Hotels Group PLC - ADR ^	1,100	68,420
Melco Resorts & Entertainment Ltd. - ADR	13,219	341,843
Sands China Ltd.	77,600	401,037
Wynn Macau Ltd.	100,000	295,410
		2,132,828
MACHINERY CONSTRUCTION & MINING - 1.0%
Hitachi Ltd. - ADR	1,793	125,591
Hitachi Ltd.	106,000	740,193
Komatsu Ltd.	12,700	374,842
		1,240,626
MACHINERY - DIVERSIFIED - 0.9%
Hexagon AB	3,983	242,939
Keyence Corp.	1,600	845,404
		1,088,343
MEDIA - 1.2%
Pearson PLC - ADR	9,656	116,548
Vivendi SA	21,438	555,772
Wolters Kluwer NV *	12,437	749,391
		1,421,711
METAL FABRICATE / HARDWARE - 0.1%
Catcher Technology Co., Ltd.	13,000	160,128

MINING - 3.1%
Anglo American PLC	24,875	562,724
BHP Billiton Ltd.	38,188	997,943
BHP Billiton PLC	10,980	252,537
Boliden AB	1,482	44,148
Glencore PLC	43,292	189,739
MMC Norilsk Nickel PJSC - ADR ^	6,019	104,219
MMC Norilsk Nickel PJSC - ADR	3,153	54,547
Newcrest Mining Ltd.	20,558	330,466
Rio Tinto Ltd.	3,682	222,664
Rio Tinto PLC - ADR	14,883	826,006
South32 Ltd.- ADR	7,980	106,613
South32 Ltd.	26,158	69,659
		3,761,265
MISCELLANEOUS MANUFACTURING - 0.4%
FUJIFILM Holdings Corp.	9,700	399,919
Doosan Corp.	1,070	72,597
Hiwin Technologies Corp.	1,210	11,878
		484,394
OFFICE / BUSINESS EQUIPMENT - 0.3%
Canon, Inc.	5,800	187,967
Ricoh Co., Ltd.	21,200	206,736
		394,703
OIL & GAS - 12.6%
BP PLC - ADR	17,364	782,943
China Petroleum & Chemical Corp.	1,550,000	1,490,287
CNOOC Ltd. - ADR	7,180	1,206,240
CNOOC Ltd.	371,000	621,705
Ecopetrol SA - ADR	11,336	242,250
Eni SpA	57,351	1,104,585
Equinor ASA - ADR ^	30,226	799,780
Galp Energia SGPS SA	18,666	383,595
Gazprom PJSC - ADR	30,800	139,832
Gazprom PJSC - ADR	67,456	302,405
Inpex Corp.	5,000	54,833
JXTG Holdings, Inc.	62,200	455,504
LUKOIL PJSC - ADR	15,187	1,090,123
PetroChina Co Ltd. - ADR *	8,450	641,017
PetroChina Co Ltd.	328,000	249,848
Security	Shares	Value
OIL & GAS - 12.6% (Continued)
Petroleo Brasileiro SA	9,323	$97,519
Petroleo Brasileiro SA	33,438	392,228
Polski Koncern Naftowy ORLEN SA *	6,490	164,505
Polskie Gornictwo Naftowe i Gazownictwo SA *	48,396	73,101
PTT Exploration & Production PCL **	96,300	400,888
PTT PCL	244,000	375,864
Repsol SA	33,971	674,218
Royal Dutch Shell PLC ^	11,195	795,293
Royal Dutch Shell PLC	13,983	956,018
Royal Dutch Shell PLC	26,500	908,241
Santos Ltd.*	69,443	329,135
SK Innovation Co Ltd. *	1,090	193,591
Tatneft PJSC	1,338	92,322
Woodside Petroleum Ltd.	11,641	312,208
		15,330,078
PHARMACEUTICALS - 8.1%
Alfresa Holdings Corp. *	800	19,131
Astellas Pharma, Inc.	39,200	638,673
AstraZeneca PLC - ADR ^	12,503	489,242
Bayer AG	687	76,528
Chugai Pharmaceutical Co Ltd.	10,700	543,655
Daiichi Sankyo Co Ltd.	3,800	157,438
Eisai Co Ltd.	4,700	404,182
GlaxoSmithKline PLC - ADR	33,900	1,409,901
Grifols SA	12,969	271,768
Novartis AG	5,360	449,889
Novo Nordisk A/S - ADR	15,300	761,481
Ono Pharmaceutical Co., Ltd.	11,400	269,073
Otsuka Holdings Co., Ltd.	4,700	216,805
Roche Holding AG	8,699	2,137,203
Roche Holding AG - ADR	13,300	407,911
Sanofi - ADR	12,800	555,008
Shionogi & Co Ltd.	8,000	436,173
Takeda Pharmaceutical Co Ltd.	13,600	573,590
		9,817,651
PRIVATE EQUITY - 0.5%
3i Group PLC	51,117	634,475

REAL ESTATE - 1.1%
CK Asset Holdings Ltd.	61,500	471,111
REA Group Ltd.	3,566	230376
Swire Properties Ltd.	99,400	391,566
Wharf Real Estate Investment Co Ltd.	17,000	123,870
Wheelock & Co., Ltd.	14,000	99,415
		1,316,338
REIT - 0.3%
Link REIT	38,000	377,131

RETAIL - 2.8%
Alimentation Couche-Tard, Inc.	2,900	133,084
Canadian Tire Corp Ltd.	4,000	544,301
Cie Financiere Richemont SA - ADR	18,300	159,942
Cie Financiere Richemont SA	10,407	911,572
Dollarama, Inc.	6,000	216,590
HUGO BOSS AG	3,010	271,579
Kingfisher PLC	45,221	175,703
McDonald’s Holdings Co Japan Ltd.	3,100	148,069
Ryohin Keikaku Co Ltd.	500	160,303
Sundrug Co Ltd.	10,700	428,087
Swatch Group AG	482	215,771
Swatch Group AG - ADR	2,400	53,880
		3,418,881

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.1% (Continued)
SEMICONDUCTORS - 6.8%
Globalwafers Co Ltd.	3,000	$50,785
Macronix International *	139,000	193,827
MediaTek, Inc.	43,000	357,616
Nanya Technology Corp.	194,000	499,127
Samsung Electronics Co., Ltd.	67,400	2,797,792
Samsung Electronics Co., Ltd.	8,550	293,523
Samsung Electronics Co., Ltd.- ADR	375	319,875
SK Hynix, Inc. *	14,214	1,098,606
STMicroelectronics NV	21,978	474,610
Taiwan Semiconductor Manufacturing Co., Ltd. *	35,000	279,850
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	36,343	1,497,695
Tokyo Electron Ltd.	1,900	332,698
United Microelectronics Corp.	185,000	105,946
		8,301,950
SOFTWARE - 4.2%
Amadeus IT Group SA	12,912	1,102,131
Constellation Software, Inc.	300	217,288
Dassault Systemes SE - ADR	1,011	151,579
Nexon Co., Ltd. *	10,200	146,804
OneMarket Ltd. *	16,887	11,110
Open Text Corp.	5,420	201,624
Oracle Corp Japan	2,500	209,603
Sage Group PLC	6,798	55,404
SAP SE	20,547	2,392,818
Ubisoft Entertainment SA *	5,718	630,616
		5,118,977
TELECOMMUNICATIONS - 2.2%
China Mobile Ltd.	47,500	429,191
Nice Ltd. - ADR *	3,767	412,110
Nippon Telegraph & Telephone Corp. - ADR	567	26,241
Nippon Telegraph & Telephone Corp.	5,900	272,591
Nokia OYJ *	74,934	406,960
Telefonica SA	77,069	692,920
Telenor ASA	19,917	390,064
		2,630,077
TELECOMMUNICATIONS - 0.7%
Nintendo Co., Ltd.	1,900	641,838
Bandai Namco Holdings, Inc.	6,400	255,768
		897,606
TRANSPORTATION - 4.0%
Canadian National Railway Co.	21,857	1,949,336
Canadian Pacific Railway Ltd.	3,700	733,123
Central Japan Railway Co.	2,400	499,309
East Japan Railway Co.	8,500	794,136
Guangshen Railway Co., Ltd.	266,000	136,537
Hankyu Hanshin Holdings, Inc. *	200	7,956
Kamigumi Co., Ltd.	4,000	83,706
Nippon Express Co., Ltd.	1,500	98,079
Dazhong Transportation Group Co., Ltd. *	76,600	33,934
Tobu Railway Co., Ltd. *	5,700	167,835
West Japan Railway Co.	5,800	405,025
		4,908,976

TOTAL COMMON STOCK (Cost - $108,439,150)		119,142,729
Security			Shares	Value
EXCHANGE TRADED FUND - 0.6%
EQUITY FUND - 0.6%
iShares MSCI EAFE ETF			10,432	$718,556
TOTAL EXCHANGE TRADED FUND (Cost - $689,856)

			Principal
	Interest Rate		Amount
PREFERRED STOCKS - 0.7%
BANKS - 0.3%
Banco Bradesco SA	4.110		$49,060	397,270

OIL & GAS - 0.4%
Petroleo Brasileiro SA	0.550		84,100	441,247

TOTAL PREFERRED STOCKS (Cost - $1,084,876)				838,517

			Shares
RIGHTS - 0.0%
MISCELLANEOUS MANUFACTURING - 0.0%
HWIN Technologies Corp.			240	384
TOTAL RIGHTS (Cost - $389)

WARRANT- 0.0%
Barito Pacific TBK PT			35,722	793
TOTAL WARRANTS (Cost - $0)

	Interest Rate		Shares
SHORT-TERM INVESTMENT - 0.5%
MONEY MARKET FUND - 0.5%
Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class	1.800	+	618,151	618,151
TOTAL SHORT-TERM INVESTMENT (Cost - $618,151)

			Shares
COLLATERAL FOR SECURITIES LOANED - 3.2%
Mount Vernon Prime Portfolio 2.17% + # (Cost - $3,954,438)			3,954,438	3,954,438

TOTAL INVESTMENTS - 103.1% (Cost - $114,786,860)				$125,273,568
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%				(3,801,775)
NET ASSETS - 100.0%				$121,471,793

^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,884,346 at July 31, 2018.

*	Non-income producing security.

**	The security is illiquid; total illiquid securities represents 0.4% of net assets.

ADR - American Depositary Receipt.

NV - Non-Voting	REIT - Real Estate Investment Trust.

+	Variable rate security. Interest rate is as of July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Japan	19.6%	Australia	4.8%
Britain	9.4%	South Korea	4.6%
Germany	6.1%	Canada	4.5%
Netherlands	5.4%	China	4.3%
France	5.4%	Other Countries **	31.0%
Switzerland	4.9%	Total	100.0%

*	Based on total value of investments as of July 31, 2018.

**	Includes collateral for securities loaned as of July 31, 2018.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2018

Security	Shares	Value
COMMON STOCK - 2.1%
LODGING - 2.1%
Hilton Worldwide Holdings, Inc.	14,736	$1,159,134
TOTAL COMMON STOCK (Cost - $872,675)

REITS - 95.6%
APARTMENTS - 16.8%
American Homes 4 Rent ^	51,980	1,150,837
AvalonBay Communities, Inc.	9,190	1,625,252
Camden Property Trust ^	19,420	1,798,098
Essex Property Trust, Inc.	4,050	973,823
Invitation Homes, Inc.	48,295	1,116,098
UDR, Inc.	73,680	2,835,206
		9,499,314
DIVERSIFIED - 29.3%
American Tower Corp.	17,700	2,623,848
Cousins Properties, Inc.	130,210	1,213,557
Crown Castle International Corp.	25,530	2,829,490
Digital Realty Trust, Inc. ^	30,410	3,692,382
Equinix, Inc.	5,800	2,547,824
Forest City Realty Trust, Inc. ^	11,840	295,645
Gaming and Leisure Properties, Inc.	23,400	849,888
New Residential Investment Corp. ^	47,360	847,270
Vornado Realty Trust	4,710	338,743
Weyerhaeuser Co.	37,100	1,268,078
		16,506,725
HEALTHCARE - 7.9%
Healthcare Realty Trust, Inc. ^	14,610	434,063
Medical Properties Trust, Inc. ^	54,970	792,118
National Health Investors, Inc. ^	6,320	472,989
Physicians Realty Trust	39,170	617,319
Sabra Health Care REIT, Inc.	48,930	1,057,377
Welltower, Inc. ^	17,070	1,068,582
		4,442,448
HOTELS - 5.3%
Chesapeake Lodging Trust ^	27,670	885,993
Host Hotels & Resorts, Inc.	36,610	766,613
Park Hotels & Resorts, Inc.	25,762	805,835
Sunstone Hotel Investors, Inc.	32,630	530,890
		2,989,331
MANUFACTURED HOMES - 2.9%
Sun Communities, Inc.	17,030	1,651,229

OFFICE - 8.8%
Boston Properties, Inc. ^	18,520	2,324,816
Hudson Pacific Properties, Inc.	28,560	978,466
JBG SMITH Properties	5,700	208,050
Kilroy Realty Corp.	19,853	1,448,276
		4,959,608
Security	Shares	Value
REGIONAL MALLS - 5.4%
Macerich Co.	12,240	$722,894
Simon Property Group, Inc.	13,361	2,354,342
		3,077,236
SHOPPING CENTERS - 5.1%
Acadia Realty Trust ^	33,088	896,023
Regency Centers Corp.	31,114	1,979,784
		2,875,807
SINGLE FAMILY - 3.6%
Agree Realty Corp.	21,020	1,119,105
STORE Capital Corp.	32,850	901,733
		2,020,838
STORAGE - 1.6%
Extra Space Storage, Inc. ^	9,590	901,172

WAREHOUSE/INDUSTRIAL - 8.9%
First Industrial Realty Trust, Inc.	49,140	1,599,507
Prologis, Inc.	51,840	3,401,741
		5,001,248

TOTAL REITS (Cost - $47,933,707)		53,924,956

SHORT-TERM INVESTMENT - 2.3%
MONEY MARKET FUND - 2.3%
Fidelity Investments Money Market - Class I, 1.80% +	1,327,902	1,327,902
TOTAL SHORT-TERM INVESTMENT (Cost - $1,327,902)

COLLATERAL FOR SECURITIES LOANED - 9.9%
Mount Vernon Prime Portfolio, 2.17% +# (Cost - $5,560,480)	5,560,480	5,560,480

TOTAL INVESTMENTS - 109.9% (Cost - $55,694,764)		$61,972,472
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9)%		(5,597,503)
TOTAL NET ASSETS - 100.00%		$56,374,969

^	All or a portion of these securities are on loan. Total loaned securities had a value of $5,505,162 at July 31, 2018.

REITS - Real Estate Investment Trusts.

+	Variable rate security. Interest rate is as of July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.8%
AEROSPACE / DEFENSE - 1.7%
Esterline Technologies Corp. *	3,700	$315,610
Moog, Inc.	6,060	454,561
		770,171
AUTO PARTS & EQUIPMENT - 0.8%
Cooper Tire & Rubber Co. ^	12,970	370,294

BANKS - 19.3%
BancFirst Corp. ^	4,660	289,386
Bancorp, Inc. *	24,318	236,128
BankUnited, Inc.	13,952	542,175
Banner Corp.	8,440	531,467
Cathay General Bancorp ^	11,310	470,383
CenterState Bank Corp.	7,875	218,531
Central Pacific Financial Corp.	8,520	234,811
First Citizens BancShares, Inc.	1,430	581,753
First Commonwealth Financial Corp.	12,896	217,556
First Interstate BancSystem, Inc. ^	10,370	447,465
Franklin Financial Network, Inc. *	6,360	248,994
Heartland Financial USA, Inc. ^	5,910	347,212
Independent Bank Corp.	8,080	197,960
International Bancshares Corp. ^	12,400	551,180
Simmons First National Corp.	16,000	476,800
South State Corp. ^	4,900	410,130
TriCo Bancshares	6,833	265,257
TrustCo Bank Corp. NY	19,000	172,900
Trustmark Corp. ^	12,285	432,309
UMB Financial Corp. ^	7,700	553,553
United Community Banks, Inc.	7,192	215,976
Walker & Dunlop, Inc.	8,200	485,932
Wintrust Financial Corp.	6,380	559,717
		8,687,575
BIOTECHNOLOGY - 1.2%
AMAG Pharmaceuticals, Inc. ^ *	15,900	350,595
MacroGenics, Inc. *	9,130	188,535
		539,130
BUILDING MATERIALS - 1.4%
Gibraltar Industries, Inc. ^ *	14,800	643,060

CHEMICALS - 1.7%
Minerals Technologies, Inc. ^	4,576	345,946
Stepan Co.	4,925	431,331
		777,277
COMMERCIAL SERVICES - 2.8%
Aaron’s, Inc. ^	12,740	551,769
Ennis, Inc. ^	11,390	247,733
K12, Inc. *	16,820	275,175
TrueBlue, Inc. *	7,429	200,955
		1,275,632
COMPUTERS - 1.2%
Insight Enterprises, Inc. *	10,300	517,781

COSMETICS / PERSONAL CARE - 0.8%
Inter Parfums, Inc. ^	6,300	379,260

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Federated Investors, Inc.	12,200	295,240
Piper Jaffray Cos.	4,440	343,434
		638,674
Security	Shares	Value
ELECTRIC - 3.0%
El Paso Electric Co.	8,840	$524,477
PNM Resources, Inc.	7,400	291,190
Portland General Electric Co.	11,280	511,661
		1,327,328
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
EnerSys	6,160	505,551

ELECTRONICS - 3.0%
Electro Scientific Industries, Inc. ^ *	23,000	414,690
Knowles Corp. ^ *	25,700	446,152
Vishay Intertechnology, Inc.	20,480	512,000
		1,372,842
ENGINEERING & CONSTRUCTION - 0.7%
Tutor Perini Corp. ^ *	15,940	294,890

ENTERTAINMENT - 1.8%
International Speedway Corp.	10,474	453,524
Marriott Vacations Worldwide Corp.	3,090	368,050
		821,574
FOOD - 1.4%
Dean Foods Co.	30,110	295,680
Sanderson Farms, Inc. ^	3,350	337,781
		633,461
GAS - 1.8%
Southwest Gas Holdings, Inc.	5,720	447,304
Spire, Inc.	5,000	358,000
		805,304
HAND / MACHINE TOOLS - 1.1%
Regal Beloit Corp.	5,900	507,105

HEALTHCARE - PRODUCTS - 1.8%
Haemonetics Corp. ^ *	6,110	596,580
Meridian Bioscience, Inc.	14,270	225,466
		822,046
HEALTHCARE - SERVICES - 1.6%
LifePoint Health, Inc. * ^	6,570	425,736
Providence Service Corp. *	4,110	288,029
		713,765
HOME BUILDERS- 1.6%
Taylor Morrison Home Corp. ^ *	21,110	412,279
TRI Pointe Group, Inc. ^ *	21,490	304,513
		716,792
HOUSEHOLD PRODUCTS / WARES - 0.9%
ACCO Brands Corp.	32,869	420,723

INSURANCE - 3.5%
American Equity Investment Life Holding Co.	19,326	690,518
Navigators Group, Inc.	5,220	315,027
Selective Insurance Group, Inc.	9,867	590,047
		1,595,592
IRON / STEEL - 1.1%
Schnitzer Steel Industries, Inc. ^	15,227	501,730

MEDIA - 1.7%
Gannett Co., Inc. ^	33,840	357,689
Gray Television, Inc. *	27,170	419,776
		777,465
METAL FABRICATE / HARDWARE - 1.1%
Rexnord Corp. ^ *	16,700	505,008

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.8% (Continued)
MISCELLANEOUS MANUFACTURING - 2.2%
ITT, Inc.	9,800	$555,366
Lydall, Inc. ^ *	9,050	419,920
		975,286
OFFICE FURNISHINGS - 0.8%
Interface, Inc.	15,740	352,576

OIL & GAS - 6.5%
Exterran Corp. *	16,272	451,060
Gulfport Energy Corp. *	36,230	417,007
Laredo Petroleum, Inc. ^ *	32,350	301,502
Par Pacific Holdings, Inc. *	19,080	334,091
PBF Energy, Inc.	9,900	462,330
Penn Virginia Corp. *	5,884	497,316
Unit Corp. *	19,178	477,532
		2,940,838
OIL & GAS SERVICES - 1.2%
Newpark Resources, Inc. ^ *	49,007	541,527

PHARMACEUTICALS - 0.6%
Anika Therapeutics, Inc. ^ *	7,233	289,537

REAL ESTATE - 0.7%
Realogy Holdings Corp. ^	14,000	306,180

REITS - 13.3%
Apollo Commercial Real Estate Finance, Inc. ^	20,000	381,800
Braemar Hotels & Resorts, Inc.	24,030	274,663
Chatham Lodging Trust	22,250	479,265
Chimera Investment Corp.	23,240	443,884
First Industrial Realty Trust, Inc.	15,210	495,086
Independence Realty Trust, Inc.	26,700	271,005
Monmouth Real Estate Investment Corp.	21,694	361,639
National Storage Affiliates Trust	13,600	392,088
Outfront Media, Inc.	17,200	365,500
Preferred Apartment Communities, Inc. ^	26,010	440,089
PS Business Parks, Inc.	3,660	467,638
Ramco-Gershenson Properties Trust ^	23,950	314,942
Sabra Health Care REIT, Inc.	22,000	475,420
STAG Industrial, Inc.	16,400	448,048
Xenia Hotels & Resorts, Inc.	15,000	365,850
		5,976,917
RETAIL - 2.2%
Denny’s Corp. *	10,700	155,685
MarineMax, Inc. *	12,800	240,000
Red Robin Gourmet Burgers, Inc. ^ *	5,970	282,381
Tailored Brands, Inc.	14,500	292,320
		970,386
Security	Shares	Value
SAVINGS & LOANS - 1.3%
Flagstar Bancorp, Inc. *	11,312	$385,174
Meridian Bancorp, Inc.	9,794	179,230
		564,404
SEMICONDUCTORS - 2.0%
Amkor Technology, Inc.*	56,500	490,420.00
Rambus, Inc. *	33,480	413,813.00
		904,233.00
SOFTWARE - 1.6%
MicroStrategy, Inc. *	1,970	256,395
Progress Software Corp.	12,641	465,062
		721,457
TELECOMMUNICATIONS - 2.1%
Ciena Corp. ^ *	13,270	337,058
United States Cellular Corp. *	6,340	217,842
Viavi Solutions, Inc. *	39,000	394,680
		949,580
TRANSPORTATION - 2.6%
ArcBest Corp.	12,801	595,886
Echo Global Logistics, Inc. ^ *	16,595	571,698
		1,167,584
TRUCKING & LEASING - 1.2%
Greenbrier Cos., Inc. ^	9,510	538,741

WATER - 1.0%
California Water Service Group	10,400	427,440

TOTAL COMMON STOCKS - (Cost - $40,873,561)		44,546,716

SHORT-TERM INVESTMENT - 1.2%
MONEY MARKET FUND - 1.2%
Invesco STIT-Treasury Portfolio Institutional Class - 1.79% + (Cost - $541,822)	541,822	541,822

COLLATERAL FOR SECURITIES LOANED - 23.8%
Mount Vernon Prime Portfolio 2.17% + # (Cost - $10,725,318)	10,725,318	10,725,318

TOTAL INVESTMENTS - 123.8% (Cost - $52,140,701)		$55,813,856
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.8)%		(10,728,392)
NET ASSETS - 100.0%		$45,085,464

REIT - Real Estate Investment Trust

^	All or a portion of these securities are on loan. Total loaned securities had a value of $10,576,969 at July 31, 2018.

*	Non Income producing security.

+	Variable rate security - interest rate is as of July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Financial	31.8%	Utilities	4.6%
Industrial	13.1%	Technology	3.8%
Consumer, Non-cyclical	9.1%	Communications	3.1%
Energy	6.2%	Basic Materials	2.3%
Consumer, Cyclical	5.8%	Other **	20.2%
		Total	100.0%

*	Based on total value of investments as of July 31, 2018.

**	Includes collateral for securities loaned as of July 31, 2018.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 92.4%
AUTO MANUFACTURERS - 1.3%
Geely Automobile Holdings Ltd.	400,000	$917,606

AUTO PARTS & EQUIPMENT - 1.7%
Weichai Power Co Ltd.	1,000,000	1,223,731

BANKS - 19.1%
ABSA Group Limited	45,000	589,325
Agricultural Bank of China Ltd.	1,500,000	729,108
Banco Do Estado Do Rio Grande Do Sul	75,000	316,039
Banco Santander Brasil SA - ADR ^	70,000	676,200
Bancolombia SA - ADR	32,000	1,469,120
China CITIC Bank Corp. Ltd.	860,000	553,650
China Construction Bank Corp.	2,000,000	1,829,009
China Merchants Bank Co Ltd.	212,000	831,722
Commercial International Bank Egypt SAE - GDR	325,000	1,486,875
Credicorp Ltd.	7,000	1,601,390
ICICI Bank Ltd. - ADR *	90,000	794,700
Industrial & Commercial Bank of China Ltd	1,100,000	817,678
Itau Unibanco Holding SA - ADR	40,000	479,600
Itau Unibanco Holding SA *	29,500	354,159
Sberbank of Russia PJSC - ADR	55,000	774,950
Turkiye Is Bankasi	300,000	311,318
		13,614,843
BEVERAGES - 0.4%
Ambev SA - ADR	60,000	308,400

BUILDING MATERIALS - 0.5%
West China Cement Ltd.	2,000,000	352,424

CHEMICALS - 3.8%
Formosa Chemicals & Fibre Corp. *	180,000	710,124
Grand Pacific Petrochemical Corporation *	700,000	655,368
Kingboard Chemical Holdings Ltd. *	225,000	787,561
Kingboard Laminates Holdings Limited	450,000	540,181
		2,693,234
COAL - 1.1%
China Shenhua Energy Company	350,000	793,757

COMMERCIAL SERVICES - 0.4%
Estacio Participacoes SA	45,000	309,651

COMPUTERS - 1.3%
Infosys Ltd. - ADR	45,000	908,100

DISTRIBUTION / WHOLESALE - 0.5%
LF Corp. *	15,000	369,195

DIVERSIFIED FINANCIAL SERVICES - 2.2%
Hana Financial Group, Inc.	22,500	904,672
Investec Limited *	88,000	639,241
		1,543,913
ELECTRIC - 0.3%
Engie Brasil Energia SA	25,000	249,092

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Walsin Lihwa Corp. *	1,000,000	681,385
Security	Shares	Value
ELECTRONICS - 0.8%
Hannstar Display Corporation *	2,000,000	$585,600

ENGINEERING & CONSTRUCTION - 1.8%
China Communications Services Corp.	1,200,000	760,933
Daewoo Engineering & Construction Co. *	60,000	305,204
Ecorodovias Infraestructura e Logistica SA *	87,000	181,798
		1,247,935
ENVIRONMENT - 0.9%
China Water Affairs Group Ltd.	500,000	656,476

FOOD - 2.5%
JBS SA	230,000	549,798
Orion Holdings Corp. *	18,000	364,723
Tingyi Cayman Islands Holding Corp.	370,000	855,693
		1,770,214
FOREST PRODUCTS & PAPER - 1.9%
Fibria Celulose SA - ADR	20,000	393,200
Mondi Ltd.	15,000	413,153
Nine Dragons Paper Holdings Ltd.	450,000	558,286
		1,364,639
HOLDING COMPANIES - DIVERSIFIED - 2.1%
Barloworld Ltd.	28,000	270,916
Imperial Holdings *	28,500	464,521
Tekfen Holding AS	200,000	794,783
		1,530,220
HOME FURNISHINGS - 1.6%
Arcelik AS	70,000	180,192
LG Electronics, Inc.	14,000	938,392
		1,118,584
INSURANCE - 2.8%
Cathay Financial Holding Co., Ltd. *	400,000	689,839
Ping An Insurance Group Co of China Ltd	90,000	838,038
Shin Kong Financial Holding Co., Ltd. *	1,200,000	455,858
		1,983,735
INTERNET- 11.4%
Alibaba Group Holding Ltd. - ADR * ^	15,000	2,808,450
Autohome, Inc. - ADR	5,000	483,750
Baidu, Inc. - ADR *	4,500	1,112,310
Tencent Holdings Ltd.	70,000	3,186,779
YY, Inc. - ADR *	6,000	559,380
		8,150,669
INVESTMENT COMPANIES- 0.4%
Hyundai Robotics Co., Ltd. *	1,000	300,688

IRON / STEEL- 4.9%
Eregli Demir ve Celik Fabrikalari TAS *	300,000	675,478
Kumba Iron Ore Ltd.	15,000	333,606
POSCO	2,500	735,788
Severstal PJSC - GDR	35,000	571,200
Vale SA - ADR	80,000	1,172,800
		3,488,872
MACHINERY - 0.7%
SFA Engineering Corp. *	15,000	493,096

MEDIA - 0.9%
Naspers Ltd.	2,600	643,398

MINING - 1.0%
Southern Copper Corp. ^	15,000	740,400

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 92.4% (Continued)
OIL & GAS - 7.0%
China Petroleum & Chemical Corp.	520,000	$499,967
Ecopetrol SA - ADR	42,000	897,540
Gazprom PJSC - ADR	150,000	672,450
Lukoil PJSC - ADR	20,000	1,435,600
Petroleo Brasileiro SA - ADR	75,000	879,750
SK Innovation Co., Ltd. *	3,500	621,623
		5,006,930
PHARMACEUTICALS - 1.3%
Sino Biopharmaceutical Ltd.	650,000	890,470

REAL ESTATE - 2.3%
Agile Group Holdings Limited	400,000	617,759
Country Garden Holdings Co. Ltd.	350,000	545,565
Country Garden Services Holdings Co. Ltd. *	40,229	65,723
Sino-Ocean Group Holding Limited	750,000	424,314
		1,653,361
RETAIL - 1.8%
Mr. Price Group Limited	15,000	269,001
Zhongsheng Group Holdings Ltd.	450,000	1,026,909
		1,295,910
SEMICONDUCTORS - 10.2%
Macronix International Co., Ltd. *	450,000	627,501
Samsung Electronics Co. Ltd.	80,000	3,320,821
SK Hynix, Inc. *	7,700	595,136
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67,000	2,761,070
		7,304,528
SOFTWARE - 0.6%
IGG Inc.	350,000	453,670

TELECOMMUNICATIONS - 1.9%
China Mobile Ltd.	50,000	451,780
SK Telecom Co Ltd.	1,700	379,933
TIM Participacoes SA - ADR	30,000	492,600
		1,324,313

TOTAL COMMON STOCKS (Cost - $60,513,124)		65,969,039
Security	Shares	Value

EXCHANGE TRADED FUNDS - 5.9%
iShares MSCI India ETF	75,000	$2,672,250
VanEck Vectors Vietnam ETF ^	95,000	1,563,700
TOTAL EXCHANGE TRADED FUNDS (Cost - $4,246,234)		4,235,950

SHORT- TERM INVESTMENT MONEY MARKET - 1.2%	Shares
First American Government Obligations Fund 1.77% + (Cost - $821,827)	821,827	821,827

COLLATERAL FOR SECURITIES LOANED - 5.9%
Mount Vernon Prime Portfolio 2.17% + # (Cost - $4,192,696)	4,192,696	4,192,696

TOTAL INVESTMENTS - 105.4% (Cost - $69,773,881)		$75,219,512
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%		(3,848,488)
NET ASSETS - 100.0%		$71,371,024

ADR - American Depositary Receipt	ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,142,510 at July 31, 2018.

+	Variable rate security. Interest rate is as of July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
China	29.0%	United States	5.6%
South Korea	12.4%	Hong Kong	5.2%
Taiwan	9.5%	Russia	4.6%
Brazil	8.5%	Other Countries **	25.2%
		Total	100.0%

*	Based on total value of investments as of July 31, 2018.

**	Includes Collateral for Securities Loaned as of July 31, 2018.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.0%
AEROSPACE & DEFENSE - 1.8%
Aerojet Rocketdyne Holdings, Inc. * ^	14,039	$473,114
Cubic Corp. ^	5,755	391,916
		865,030
BANKS - 2.5%
First Merchants Corp.	13,934	657,685
United Community Banks, Inc.	18,418	553,093
		1,210,778
BIOTECHNOLOGY - 1.8%
REGENXBIO, Inc. *	2,927	205,768
Veracyte, Inc. *	21,456	232,368
Viking Therapeutics, Inc. * ^	43,338	442,048
		880,184
BUILDING MATERIALS - 0.5%
Summit Materials, Inc. *	9,457	237,371

COMMERICAL SERVICES - 3.1%
BrightView Holdings, Inc .*	20,370	456,899
Care.com, Inc. *	32,363	583,181
HealthEquity, Inc. * ^	5,981	451,566
		1,491,646
COMPUTERS - 2.7%
Lumentum Holdings, Inc. * ^	3,858	201,581
Pure Storage, Inc. * ^	14,241	308,460
Varonis Systems, Inc. *	3,790	226,547
WNS Holdings Ltd. - ADR *	11,525	560,807
		1,297,395
DISTRIBUTION/WHOLESALE - 1.4%
G-III Apparel Group Ltd. *	10,333	472,218
SiteOne Landscape Supply, Inc. * ^	2,417	215,500
		687,718
DIVERSIFIED FINANCIAL SERVICES - 3.4%
Evercore, Inc.	5,171	584,323
LendingTree, Inc. * ^	2,352	561,658
Moelis & Co. ^	7,643	486,095
		1,632,076
ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
Littelfuse, Inc.	2,336	506,491
nLight, Inc. * ^	6,964	212,611
		719,102
ELECTRONICS - 2.1%
FLIR Systems, Inc.	11,646	682,456
II-VI, Inc. *	9,235	362,012
		1,044,468
ENGINEERING & CONSTRUCTION - 3.6%
Granite Construction, Inc.	7,744	417,789
MasTec, Inc. * ^	9,777	455,119
NV5 Global, Inc. *	6,682	503,155
Primoris Services Corp. ^	14,217	384,001
		1,760,064
ENTERTAINMENT - 1.9%
Red Rock Resorts, Inc.	12,482	441,114
Vail Resorts, Inc. ^	1,823	504,734
		945,848
HEALTHCARE-PRODUCTS - 9.1%
AxoGen, Inc. * ^	8,980	403,426
CryoLife, Inc. * ^	14,641	436,302
Inspire Medical Systems, Inc. * ^	5,031	225,389
iRhythm Technologies, Inc. * ^	5,448	411,596
Security	Shares	Value
HEALTHCARE-PRODUCTS - 9.1% (Continued)
Merit Medical Systems, Inc. * ^	10,483	$569,227
Novocure Ltd. *	12,478	424,252
OraSure Technologies, Inc. *	25,569	429,303
Quidel Corp. *	6,675	452,965
Repligen Corp. * ^	10,098	488,036
West Pharmaceutical Services, Inc.	5,225	572,921
		4,413,417
HEALTHCARE-SERVICES - 2.8%
Amedisys, Inc. *	5,989	560,750
Catalent, Inc. *	13,845	577,336
Neuronetics, Inc. *	8,943	223,128
		1,361,214
HOME BUILDERS - 1.7%
Cavco Industries, Inc. *	2,109	448,057
LGI Homes, Inc. * ^	7,194	371,858
		819,915
HOME FURNISHINGS - 0.9%
Roku, Inc. * ^	9,483	430,718

INTERNET - 10.1%
Carvana Co. * ^	9,944	427,592
Chegg, Inc. * ^	20,867	578,016
Etsy, Inc. *	10,219	417,548
GrubHub, Inc. *	4,745	578,368
Mimecast Ltd. * ^	10,391	373,141
Pandora Media, Inc. * ^	69,805	470,486
Shutterfly, Inc. * ^	4,747	390,488
Stitch Fix, inc. * ^	14,043	402,472
Trade Desk, Inc. *	3,770	317,886
Twitter, Inc. *	10,659	339,702
Zendesk, Inc.	7,715	420,236
Zscaler, Inc. * ^	5,828	205,787
		4,921,722
LODGING - 1.2%
Boyd Gaming Corp.	15,704	586,544

MACHINERY-CONSTRUCTION/MINING - 0.8%
BWX Technologies, Inc.	6,321	415,669

MACHINERY-DIVERSIFIED - 1.0%
Welbilt, Inc. * ^	20,731	472,667

MISCELLANEOUS MANUFACTURING - 2.3%
John Bean Technologies Corp.	4,001	442,511
Proto Labs, Inc. * ^	3,228	402,370
Rogers Corp. ^	2,341	272,890
		1,117,771
OIL & GAS - 1.7%
Matador Resources Co. * ^	6,910	231,485
PDC Energy, Inc. *	9,456	595,539
		827,024
PHARMACEUTICALS - 2.2%
AC Immune SA * ^	22,780	219,827
Coherus Biosciences, Inc. *	22,372	426,187
Diplomat Pharmacy, Inc. *	9,898	205,680
Heron Therapeutics, Inc. *	6,006	224,925
		1,076,619
REAL ESTATE - 1.2%
Redfin Corp. * ^	24,730	605,885

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.0% (Continued)
RETAIL - 4.0%
At Home Group, Inc. * ^	12,487	$452,903
Dave & Buster’s Entertainment, Inc. *	4,554	223,829
Floor & Decor Holdings, Inc. *	8,975	428,556
Noodles & Co. *	17,238	180,137
Ollie’s Bargain Outlet Holdings, Inc. * ^	6,035	419,432
Texas Roadhouse, Inc.	3,828	240,552
		1,945,409
SEMICONDUCTORS - 1.9%
Semtech Corp. *	8,246	391,273
Silicon Laboratories, Inc. *	5,536	527,304
		918,577
SOFTWARE - 23.7%
Acxiom Corp. *	10,541	427,332
Altair Engineering, Inc.	13,505	474,025
Alteryx, Inc. * ^	8,544	333,131
Apptio, Inc. *	13,033	437,518
Atlassian Corp PLC *	6,473	468,710
Avalara, Inc. * ^	13,525	518,548
Blackline, Inc. * ^	9,792	418,118
Bottomline Technologies, Inc. *	12,564	677,200
Box, Inc. * ^	16,217	388,559
Coupa Software, Inc. *	3,564	218,509
Everbridge, Inc. * ^	9,465	425,736
Evolent Health, Inc. * ^	26,924	543,865
Instructure, Inc. * ^	9,937	384,562
LivePerson, Inc. *	19,899	461,657
ManTech International Corp.	9,647	577,373
Omnicell, Inc. * ^	11,519	685,381
Pluralsight, inc. * ^	17,450	405,015
ServiceNow, Inc. *	4,132	727,067
Smartsheet, Inc. * ^	23,364	502,326
Splunk, Inc. *	6,149	590,919
Tabula Rasa HealthCare, Inc. *	7,836	456,369
Take-Two Interactive Software, Inc. *	4,121	465,755
Talend SA - ADR *	7,303	431,972
Yext, Inc. * ^	22,769	481,337
		11,500,984
TELECOMMUNICATIONS - 1.3%
Quantenna Communications, Inc. * ^	26,490	421,986
Vonage Holdings Corp. *	17,561	224,956
		646,942
Security	Shares	Value
TOYS/GAMES/HOBBIES - 0.8%
Funko, Inc. * ^	21,815	$383,071

TRANSPORTATION - 4.0%
Air Transport Services Group, Inc. *	23,609	531,911
Atlas Air Worldwide Holdings, Inc. *	3,224	216,169
CryoPort, Inc. * ^	14,965	220,883
Echo Global Logistics, Inc. *	6,536	225,165
Marten Transport Ltd.	15,263	333,497
Saia, Inc. *	5,285	398,225
		1,925,850

TOTAL COMMON STOCKS (Cost - $40,513,357)		47,141,678

SHORT-TERM INVESTMENT - 6.4%
MONEY MARKET FUND - 6.4%
Fidelity Investment Money Market Fund - Class I 1.80% +	3,099,081	3,099,081
TOTAL SHORT-TERM INVESTMENT (Cost - $3,099,081)

COLLATERAL FOR SECURITIES LOANED - 27.6%
Mount Vernon Prime Portfolio, 2.17% +# (Cost - $13,387,059)	13,387,059	13,387,059

TOTAL INVESTMENTS - 131.0% (Cost - $56,999,497)		$63,627,818
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.0)%		(15,045,730)
NET ASSETS - 100.0%		$48,582,088

^	All or a portion of these securities are on loan. Total loaned securities had a value of $13,218,026 at July 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2018.

ADR- American Depositary Receipt.

PLC - Public Limited Company

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
July 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2018

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,035,129	$—	$—	$2,035,129
Bank Loans *	—	181,591,411	—	181,591,411
Bonds & Notes *	—	6,849,440	—	6,849,440
Asset Backed Securities	—	54,686	—	54,686
Rights	6,962	—	—	6,962
Short-Term Investment	3,749,040	—	—	3,749,040
Total Investments	$5,791,131	$188,495,537	$—	$194,286,668

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$34,161,974	$—	$34,161,974
Foreign Government Bonds	—	1,467,320	—	1,467,320
Municipal	—	3,723,435	—	3,723,435
U.S. Government & Agency	—	9,734,124	—	9,734,124
Bank Loans	—	3,365,942	—	3,365,942
Short-Term Investments	1,131,454	—	—	1,131,454
Collateral for Securities Loaned	7,725,664	—	—	7,725,664
Total Investments	$8,857,118	$52,452,795	$—	$61,309,913

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$265,501,425	$222,371	$—	$265,723,796
Rights	876	—	—	876
Warrants	15,833	—	—	15,833
Closed-End Fund	6,556,514	—	—	6,556,514
Exchange Traded Funds	25,827,305	—	—	25,827,305
Purchased Put Options	471,210	—	—	471,210
Short-Term Investments	38,162,418	—	—	38,162,418
Collateral for Securities Loaned	7,456,288	—	—	7,456,288
Total Investments	$343,991,869	$222,371	$—	$344,214,240
Liabilities
Securities Sold Short	$92,791,246	$—	$—	$92,791,246
Total Investments	$92,791,246	$—	$—	$92,791,246
Derivatives
Written Options	$752,727	$—	$—	$752,727
Total Derivatives	$752,727	$—	$—	$752,727

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2018

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,281,193	$—	$—	$28,281,193
Short-Term Investments	17,662,679	—	—	17,662,679
Collateral for Securities Loaned	4,130,775	—	—	4,130,775
Total Investments	$50,074,647	$—	$—	$50,074,647
Derivatives
Futures	207,511	—	—	207,511
Purchased Future Options	453,180	2,759,712	—	3,212,892
Forward Currency Contracts	—	29	—	29
Total Assets	$50,735,338	$2,759,741	$—	$53,495,079
Liability-Derivatives
Futures	$107,781	—	—	$107,781
Written Future Options	40,950	2,882	—	43,832
Forward Currency Contracts	—	44	—	44
Total Liabilities	$148,731	$2,926	$—	$151,657

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$—	$109,766,439	$—	$109,766,439
Short-Term Investment	2,439,927	—	—	2,439,927
Collateral for Securities Loaned	13,795,183	—	—	13,795,183
Total Investments	$16,235,110	$109,766,439	$—	$126,001,549

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$14,323,000	$—	$14,323,000
Foreign Government Bonds	—	19,556,800	—	19,556,800
Whole Loan Collateral		159,316		159,316
Short-Term Investments	1,330,041	—	—	1,330,041
Total Investments	$1,330,041	$34,039,116	$—	$35,369,157
Derivatives
Futures	$13,361	$—	$—	$13,361
Forward Currency Contracts	—	50,570	—	50,570
Total Derivatives	$13,361	$50,570	$—	$63,931
Total Assets	$1,343,402	$34,089,686	$—	$35,433,088
Liabilities-Derivatives
Futures	$9,200	$—	$—	$9,200
Forward Currency Contracts	—	49,323	—	49,323
Total Derivatives	$9,200	$49,323	$—	$58,523

Appreciation & Income

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	$—	$10,776,659	$—	$10,776,659
Foreign Sovereign	—	1,028,680	—	1,028,680
U.S. Government	—	14,972,091	—	14,972,091
Short-Term Investment	8,389,013	—	—	8,389,013
Collateral for Securities Loaned	103,750	—	—	103,750
Total Investments	$8,492,763	$26,777,430	$—	$35,270,193
Liabilities
Derivatives
Futures	$35,219	$—	$—	$35,219
Total Derivatives	$35,219	$—	$—	$35,219

Alternative Dividend

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$49,393,238	$—	$—	$49,393,238
Exchange Traded Funds	4,167,920	—	—	4,167,920
Purchased Call Options	556,800			556,800
Purchased Put Options	1,137,770	—	—	1,137,770
Short-Term Investments	8,582,029	—	—	8,582,029
Collateral for Securities Loaned	7,852,863	—	—	7,852,863
Total Investments	$71,690,620	$—	$—	$71,690,620

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$78,864,453	$—	$—	$78,864,453
Short-Term Investments	1,797,710	—	—	1,797,710
Collateral for Securities Loaned	9,793,434	—	—	9,793,434
Total Investments	$90,455,597	$—	$—	$90,455,597

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2018

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$84,318,630	$—	$—	$84,318,630
Short-Term Investment	1,275,990	—	—	1,275,990
Collateral for Securities Loaned	9,045,012	—	—	9,045,012
Total Investments	$94,639,632	$—	$—	$94,639,632

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$29,763,045	$89,379,683	$—	$119,142,728
Exchange Traded Fund	718,556	—	—	718,556
Preferred Stock *	838,517		—	838,517
Right	—	384	—	384
Warrant	793	—	—	793
Short-Term Investments	618,151	—	—	618,151
Collateral for Securities Loaned	3,954,438	—	—	3,954,438
Total Investments	$35,893,500	$89,380,067	$—	$125,273,567

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,159,134	$—	$—	$1,159,134
REITS *	53,924,956	—	—	53,924,956
Short-Term Investment	1,327,902	—	—	1,327,902
Collateral for Securities Loaned	5,560,480	—	—	5,560,480
Total Investments	$61,972,472	$—	$—	$61,972,472

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$44,546,716	$—	$—	$44,546,716
Short-Term Investments	541,822	—	—	541,822
Collateral for Securities Loaned	10,725,318	—	—	10,725,318
Total Investments	$55,813,856	$—	$—	$55,813,856

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$25,506,091	$40,462,948	$—	$65,969,039
Exchange Traded Funds	4,235,950	—	—	4,235,950
Short-Term Investments	821,827	—	—	821,827
Collateral for Securities Loaned	4,192,696	—	—	4,192,696
Total Investments	$34,756,564	$40,462,948	$—	$75,219,512

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$47,141,678	$—	$—	$47,141,678
Short-Term Investment	3,099,081	—		3,099,081
Collateral for Securities Loaned	13,387,059	—		13,387,059
Total Investments	$63,627,818	$—	$—	$63,627,818

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2018

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation, excluding futures, at July 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Floating Rate Bond	$195,104,376	$918,900	$(1,736,608)	$(817,708)
Monthly Distribution	256,738,635	8,923,834	(14,992,202)	(6,068,368)
Corporate/Government Bond	62,148,622	367,125	(1,205,834)	(838,709)
Dynamic Macro	47,667,271	5,757,139	(180,703)	5,576,436
High-Yield Bond	127,501,686	1,025,376	(2,525,513)	(1,500,137)
International Opportunity Bond	35,297,888	697,000	(625,731)	71,269
Appreciation & Income	35,171,614	154,577	(55,998)	98,579
Alternative Dividend	69,669,123	3,399,550	(1,378,053)	2,021,497
Large Cap Value	74,811,731	17,077,094	(1,433,228)	15,643,866
Focused Large Cap Growth	57,254,928	37,901,630	(516,926)	37,384,704
International Stock	114,796,504	14,042,617	(3,565,553)	10,477,064
Real Estate Stock	56,190,941	6,387,878	(606,347)	5,781,531
Small Cap Value	52,160,315	4,970,634	(1,317,093)	3,653,541
Emerging Markets Stock	69,785,871	8,856,703	(3,423,062)	5,433,641
Small Cap Growth	57,172,524	7,376,669	(921,375)	6,455,294

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2018

Futures Contracts – International Opportunity Bond and Dynamic are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to International Opportunity Bond since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2018 categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Monthly Distribution	Purchased Option	Equity	(808,862)
	Written Options	Equity	352,132
International Opportunity Bond	Futures	Interest Rate	4,161
	Forward Currency Contracts	Currency	1,247
Dynamic Macro	Purchased Option	Equity	(79,346)
	Purchased Option	Interest Rate	105,525
	Futures	Eguity	160,939
	Futures	Interest Rate	(61,209)
	Written Options	Equity	1,396
	Forward Currency Contracts	Currency	(15)
Alternative Dividend	Purchased Option	Equity	(656,763)
Appreciation & Income	Futures	Interest Rate	35,219

The notional value of the derivative instruments outstanding as of July 31, 2018 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The amount shown in Schedule of Investments of the Funds presents financial instruments that are subject to enforceable netting arrangements as of July 31, 2018.

Underlying Investment in Other Investment Companies – Dynamic Macro currently invest a portion of their assets in SPDR Bloomberg Barclays High Yield Bond ETF. Dynamic Macro may redeem its investment from SPDR Bloomberg Barclays High Yield Bond ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic Macro may be directly affected by the performance of the SPDR Bloomberg Barclays High Yield Bond ETF. The financial statements of the SPDR Bloomberg Barclays High Yield Bond ETF , including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2018 the percentage of Dynamic Macro’s net assets invested in the SPDR Bloomberg Barclays High Yield Bond ETF was 27.4%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/26/18

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 9/26/18